                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
STRATEGIC ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE STRATEGIC ALLOCATION FUND SEEKS TO
PROVIDE SHAREHOLDERS MAXIMUM TOTAL RETURN THROUGH A
COMBINATION OF GROWTH OF CAPITAL AND CURRENT INCOME.

                                               (ADVICE-BUILT(SM) SOLUTIONS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............   10

Portfolio of Investments...........   13

Statement of Assets and
  Liabilities......................   49

Statement of Operations............   51

Statements of Changes in Net
  Assets...........................   53

Financial Highlights...............   55

Notes to Financial Statements......   63

Proxy Voting.......................   83




--------------------------------------------------------------------------------
2  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Strategic Allocation Fund (the Fund) Class A shares increased
  8.90% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund underperformed the 11.75% increase of the broad-based Standard &
  Poor's 500 Index (S&P 500 Index), an unmanaged group of large company stocks for the same period.

> The Fund outperformed the Blended Index, which is composed of 45% S&P 500
  Index, 15% Morgan Stanley Capital International (MSCI) EAFE Index and 40% Barclays Capital U.S. Aggregate Bond Index (the Barclays Index), which gained 6.60% during the same time period.

> The Fund outperformed the 1.99% increase of the Barclays Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

> The Fund outperformed the 3.18% increase of the MSCI EAFE Index for the same period.

> The Fund also outperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which rose 8.03% for the same period.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Strategic
  Allocation Fund Class A
  (excluding sales
  charge)                    +8.90%   +35.11%   -3.31%   +3.09%   +1.98%
-------------------------------------------------------------------------
S&P 500 Index(1)
  (unmanaged)               +11.75%   +49.77%   -4.17%   +1.92%   -0.65%
-------------------------------------------------------------------------
Blended Index(2)
  (unmanaged)                +6.60%   +32.46%   +0.01%   +4.05%   +2.81%
-------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index(3)
  (unmanaged)                +1.99%    +7.69%   +6.14%   +5.44%   +6.29%
-------------------------------------------------------------------------
MSCI EAFE Index(4)
  (unmanaged)                +3.18%   +55.20%   -6.55%   +4.24%   +1.68%
-------------------------------------------------------------------------
Lipper Flexible Portfolio
  Funds Index(5)             +8.03%   +40.96%   +0.38%   +4.62%   +2.47%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
4  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(2) The Blended Index consists of 45% S&P 500 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 15% MSCI EAFE Index. The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(5) The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  1/23/85)                  +8.90%   +35.11%   -3.31%   +3.09%   +1.98%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +8.45%   +34.07%   -4.06%   +2.31%   +1.19%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +8.38%   +33.98%   -4.07%   +2.31%     N/A       +1.40%
-------------------------------------------------------------------------------------
Class I (inception
  12/11/06)                 +9.15%   +35.57%   -2.93%     N/A      N/A       -1.81%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 +8.71%   +34.53%   -3.54%     N/A      N/A       -2.44%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 +8.83%   +34.85%   -3.30%     N/A      N/A       -2.20%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +8.95%   +35.08%   -3.16%   +3.27%   +2.15%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +9.11%   +35.51%   -2.98%     N/A      N/A       -1.87%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  1/23/85)                  +2.64%   +27.34%   -5.20%   +1.88%   +1.38%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +3.45%   +29.07%   -4.91%   +1.95%   +1.19%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +7.38%   +32.98%   -4.07%   +2.31%     N/A       +1.40%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
6  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



     STYLE - EQUITY
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



DURATION - FIXED INCOME
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
           X              LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

ASSET ALLOCATION & SECTOR BREAKDOWN(1)  (at March 31, 2010)
---------------------------------------------------------------------


STOCKS                                     75.9%
------------------------------------------------
Consumer Discretionary                      6.7%
------------------------------------------------
Consumer Staples                            3.9%
------------------------------------------------
Energy                                      9.6%
------------------------------------------------
Financials                                 17.4%
------------------------------------------------
Health Care                                11.2%
------------------------------------------------
Industrials                                 6.7%
------------------------------------------------
Information Technology                      9.5%
------------------------------------------------
Materials                                   4.5%
------------------------------------------------
Telecommunication Services                  4.4%
------------------------------------------------
Utilities                                   2.0%
------------------------------------------------

BONDS                                      17.4%
------------------------------------------------
Asset-Backed                                0.8%
------------------------------------------------
Commercial Mortgage-Backed                  0.7%
------------------------------------------------
Consumer Discretionary                      0.5%
------------------------------------------------
Consumer Staples                            0.5%
------------------------------------------------
Energy                                      0.5%
------------------------------------------------
Financials                                  0.2%
------------------------------------------------
Foreign Government                          1.0%
------------------------------------------------
Health Care                                 0.4%
------------------------------------------------
Industrials                                 0.3%
------------------------------------------------
Materials                                   0.2%
------------------------------------------------
Residential Mortgage-Backed                 3.2%
------------------------------------------------
Telecommunication                           1.1%
------------------------------------------------
U.S. Government Obligations & Agencies      7.1%
------------------------------------------------
Utilities                                   0.9%
------------------------------------------------

EXCHANGE TRADED FUNDS                       4.2%
------------------------------------------------

FDIC-INSURED DEBT(2)                        0.3%
------------------------------------------------

OTHER(3)                                    2.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).
(3) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
8  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The sectors identified on the previous page are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1,2) (at March 31, 2010)
---------------------------------------------------------------------

Vanguard Emerging Markets ETF               3.9%
------------------------------------------------
Apple, Inc.                                 3.5%
------------------------------------------------
Chevron Corp.                               2.9%
------------------------------------------------
Pfizer, Inc.                                2.6%
------------------------------------------------
Bank of America Corp.                       2.3%
------------------------------------------------
AT&T, Inc.                                  1.9%
------------------------------------------------
Johnson & Johnson                           1.7%
------------------------------------------------
General Electric Co.                        1.4%
------------------------------------------------
ConocoPhillips                              1.3%
------------------------------------------------
Wal-Mart Stores, Inc.                       1.3%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).
(2) Excludes U.S. Treasury and U.S. Government Agency holdings.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
10  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  THE PERIOD(b)
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,089.00        $5.36          $5.42
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.80        $5.19          $5.24
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,084.50        $9.35          $9.41
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.96        $9.05          $9.10
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,083.80        $9.30          $9.35
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.01        $9.00          $9.05
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,091.50        $3.02          $3.08
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.04        $2.92          $2.97
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,087.10        $7.39          $7.44
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.85        $7.14          $7.19
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,088.30        $6.25          $6.30
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $6.04          $6.09
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,089.50        $4.64          $4.69
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.49        $4.48          $4.53
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,091.10        $3.44          $3.49
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.64        $3.33          $3.38
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.03%           .01%        1.04%
----------------------------------------------------------------------
Class B                             1.80%           .01%        1.81%
----------------------------------------------------------------------
Class C                             1.79%           .01%        1.80%
----------------------------------------------------------------------
Class I                              .58%           .01%         .59%
----------------------------------------------------------------------
Class R2                            1.42%           .01%        1.43%
----------------------------------------------------------------------
Class R3                            1.20%           .01%        1.21%
----------------------------------------------------------------------
Class R4                             .89%           .01%         .90%
----------------------------------------------------------------------
Class R5                             .66%           .01%         .67%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +8.90% for Class A, +8.45% for Class B, +8.38% for Class C, +9.15% for Class I, +8.71% for Class R2, +8.83% for Class R3, +8.95% for Class R4 and +9.11% for Class R5.


--------------------------------------------------------------------------------
12  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (74.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
BE Aerospace, Inc.                                       3,795(b)            $115,558
Ceradyne, Inc.                                           6,829(b)             154,950
Empresa Brasileira de Aeronautica SA, ADR                  400(c)               9,584
European Aeronautic Defence and Space Co. NV            12,518(c)             251,846
General Dynamics Corp.                                  45,818              3,537,149
Lockheed Martin Corp.                                   36,626              3,048,016
Northrop Grumman Corp.                                  29,391              1,927,168
Raytheon Co.                                            37,677(o)           2,152,110
Spirit AeroSystems Holdings, Inc., Class A               4,767(b)             111,452
Triumph Group, Inc.                                      2,017(o)             141,372
United Technologies Corp.                               38,818              2,857,393
                                                                      ---------------
Total                                                                      14,306,598
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Air Transport Services Group, Inc.                      15,567(b)              52,461
Atlas Air Worldwide Holdings, Inc.                       3,978(b)             211,033
CH Robinson Worldwide, Inc.                             14,400(o)             804,240
FedEx Corp.                                             25,180(o)           2,351,812
TNT NV                                                   9,490(c)             272,129
                                                                      ---------------
Total                                                                       3,691,675
-------------------------------------------------------------------------------------

AIRLINES (0.2%)
Air China Ltd., Series H                                20,000(b,c,o)          20,659
Air France-KLM                                          14,656(b,c)           231,710
Alaska Air Group, Inc.                                   4,116(b)             169,703
Allegiant Travel Co.                                     2,577(b,o)           149,105
Continental Airlines, Inc., Class B                      6,258(b,o)           137,488
Deutsche Lufthansa AG                                   12,414(c)             205,906
Hawaiian Holdings, Inc.                                 15,661(b,o)           115,422
Qantas Airways Ltd.                                     68,778(c)             179,215
Singapore Airlines Ltd.                                 29,533(c)             320,965
SkyWest, Inc.                                           14,238                203,319
Southwest Airlines Co.                                  65,326                863,610
                                                                      ---------------
Total                                                                       2,597,102
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Aisin Seiki Co., Ltd.                                    6,200(c)             185,708
ArvinMeritor, Inc.                                       7,902(b)             105,492
Autoliv, Inc.                                            7,280(b,c)           375,138
Cooper Tire & Rubber Co.                                 6,920(o)             131,618
Dana Holding Corp.                                      15,598(b)             185,304
Denso Corp.                                             18,000(c)             536,263
Exide Technologies                                      11,122(b)              63,952
Hyundai Mobis                                              168(c)              22,279
Nokian Renkaat OYJ                                       4,952(c,o)           128,623
Spartan Motors, Inc.                                    15,310                 85,736
Tenneco, Inc.                                            6,078(b)             143,745
The Goodyear Tire & Rubber Co.                          12,218(b)             154,436
TRW Automotive Holdings Corp.                            3,675(b)             105,032
UMW Holdings Bhd                                         2,500(c)               4,870
                                                                      ---------------
Total                                                                       2,228,196
-------------------------------------------------------------------------------------

AUTOMOBILES (1.0%)
Astra International Tbk PT                              24,000(c)             110,627
BMW AG                                                   5,449(c)             192,868
BMW AG                                                  10,779(c,o)           497,633
Daimler AG                                               3,206(c)             150,934
Denway Motors Ltd.                                      44,000(c)              23,405
Dongfeng Motor Group Co., Ltd., Series H                32,000(c)              52,014
Fiat SpA                                                15,874(b,c)           206,691
Ford Motor Co.                                         237,369(b,o)         2,983,727
Fuji Heavy Industries Ltd.                              16,000(b,c)            82,841
Harley-Davidson, Inc.                                   42,123              1,182,393
Honda Motor Co., Ltd.                                   30,700(c)           1,083,761
Hyundai Motor Co.                                        1,211(c)             123,659
Hyundai Motor Co., Ltd.                                  1,400(c)              51,923
Kia Motors Corp.                                         1,400(c)              31,253
Mazda Motor Corp.                                       61,000(c)             171,620


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
AUTOMOBILES (CONT.)
Nissan Motor Co., Ltd.                                  87,200(b,c)          $747,189
Peugeot SA                                              14,909(b,c,o)         438,999
Porsche Automobil Holding SE                             4,377(c)             267,134
Renault SA                                              13,536(b,c)           634,423
Toyota Motor Corp.                                      49,200(c)           1,971,053
Volkswagen AG                                            8,463(c)             776,163
Yamaha Motor Co., Ltd.                                   8,800(b,c,o)         131,887
Yulon Motor Co., Ltd.                                    8,000(c)               8,883
                                                                      ---------------
Total                                                                      11,921,080
-------------------------------------------------------------------------------------

BEVERAGES (1.0%)
Anheuser-Busch InBev NV                                 15,057(c)             758,487
Brown-Forman Corp., Class B                             10,954                651,215
Carlsberg A/S, Series B                                  4,761(c)             399,666
Coca-Cola Amatil Ltd.                                   12,267(c)             126,618
Coca-Cola Hellenic Bottling Co., SA                     10,404(c)             280,491
Coca-Cola West Co., Ltd.                                28,400(c)             464,523
PepsiCo, Inc.                                           20,087              1,328,956
SABMiller PLC                                            9,933(c)             291,217
The Coca-Cola Co.                                      143,901              7,914,555
                                                                      ---------------
Total                                                                      12,215,728
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
Amgen, Inc.                                             67,070(b,o)         4,008,104
Cephalon, Inc.                                           9,402(b,o)           637,268
CSL Ltd.                                                 5,930(c)             198,207
Cubist Pharmaceuticals, Inc.                             3,224(b)              72,669
PDL BioPharma, Inc.                                     15,516                 96,354
                                                                      ---------------
Total                                                                       5,012,602
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Apogee Enterprises, Inc.                                 7,855                124,188
Compagnie de St-Gobain                                  19,316(c,o)           928,807
Masco Corp.                                             13,813(o)             214,378
Quanex Building Products Corp.                           3,658                 60,467
                                                                      ---------------
Total                                                                       1,327,840
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
3i Group PLC                                            20,588(c)              90,978
Apollo Investment Corp.                                 21,382                272,193
BGC Partners, Inc., Class A                             17,355(o)             106,039
Broadpoint Gleacher Securities, Inc.                    10,343(b)              41,372
Deutsche Bank AG                                        25,221(c)           1,942,784
Franklin Resources, Inc.                                28,368              3,146,011
GFI Group, Inc.                                         16,613                 96,023
International Assets Holding Corp.                       2,726(b)              40,808
Invesco Ltd.                                            57,698              1,264,163
Investec Ltd.                                            3,402(c)              29,191
Knight Capital Group, Inc., Class A                      9,191(b)             140,163
Macquarie Group Ltd.                                     8,662(c,o)           375,514
MF Global Holdings Ltd.                                 13,564(b)             109,461
Morgan Stanley                                          81,426              2,384,968
MVC Capital, Inc.                                        3,350(o)              45,460
Oppenheimer Holdings, Inc., Class A                      2,031(o)              51,811
optionsXpress Holdings, Inc.                             3,598(b)              58,611
Penson Worldwide, Inc.                                   7,005(b,o)            70,540
State Street Corp.                                      51,106(o)           2,306,925
SWS Group, Inc.                                          5,697(o)              65,686
T Rowe Price Group, Inc.                                 2,293(o)             125,954
The Bank of New York Mellon Corp.                      150,146              4,636,508
The Goldman Sachs Group, Inc.                           44,138              7,531,268
                                                                      ---------------
Total                                                                      24,932,431
-------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Akzo Nobel NV                                            2,023(c)             115,296
Asahi Kasei Corp.                                       43,000(c)             231,376
Ashland, Inc.                                            4,860                256,462
Braskem SA, ADR                                          1,600(b,c,o)          23,152
Celanese Corp., Series A                                 2,361                 75,198
CF Industries Holdings, Inc.                            12,543              1,143,671
Cytec Industries, Inc.                                   2,528                118,159
Eastman Chemical Co.                                     1,731(o)             110,230
Formosa Chemicals & Fibre Corp.                         34,000(c)              79,575
Hanwha Corp.                                               440(c)              16,046
Huntsman Corp.                                          14,490                174,605
Innophos Holdings, Inc.                                  4,245                118,436
Innospec, Inc.                                           3,929(c)              44,633
Koninklijke DSM NV                                      11,499(c)             512,779


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Kuraray Co., Ltd.                                       19,000(c)            $255,691
Lubrizol Corp.                                           1,484                136,112
Mitsubishi Chemical Holdings Corp.                      30,000(c)             153,402
Nan Ya Plastics Corp.                                   39,000(c)              79,607
NewMarket Corp.                                          1,817                187,133
Nitto Denko Corp.                                        3,500(c)             135,911
Olin Corp.                                              12,427(o)             243,818
OM Group, Inc.                                           5,066(b)             171,636
Orica Ltd.                                               8,783(c)             215,885
PolyOne Corp.                                            6,282(b)              64,328
PPG Industries, Inc.                                     7,664                501,226
Shin-Etsu Chemical Co., Ltd.                             9,400(c)             546,021
Sigma-Aldrich Corp.                                      4,832                259,285
Solutia, Inc.                                            5,830(b)              93,921
Stepan Co.                                               2,314                129,329
Taiwan Fertilizer Co., Ltd.                              3,000(c)               9,592
Terra Industries, Inc.                                   6,832                312,632
The Dow Chemical Co.                                   191,348(o)           5,658,161
The Israel Corp., Ltd.                                      18(b,c)            15,319
Umicore                                                  3,433(c)             119,888
WR Grace & Co.                                          18,767(b)             520,972
Yara International ASA                                  12,700(c,o)           551,718
                                                                      ---------------
Total                                                                      13,381,205
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.1%)
ABSA Group Ltd.                                          5,523(c)             107,915
Alpha Bank AE                                           29,954(b,c)           283,617
Asya Katilim Bankasi AS                                  4,625(b,c)            12,381
Australia & New Zealand Banking Group Ltd.              41,392(c)             963,101
Bancfirst Corp.                                          1,720                 72,085
Banco Bilbao Vizcaya Argentaria SA                     101,744(c)           1,392,121
Banco Bradesco SA, ADR                                   2,970(c)              54,737
Banco do Brasil SA                                       3,600(c)              60,233
Banco do Estado do Rio Grande do Sul                     3,500(c)              29,103
Banco Santander SA                                     516,762(c)           6,868,223
Bank Hapoalim BM                                        10,220(b,c)            45,428
Bank Leumi Le-Israel BM                                 14,489(b,c)            68,096
Bank of China Ltd., Series H                            24,000(c)              12,797
Bank Pekao SA                                              621(b,c)            36,122
Bank Zachodni WBK SA                                        75(b,c)             5,411
Barclays PLC                                           702,123(c)           3,838,892
BB&T Corp.                                              24,921(o)             807,191
BNP Paribas                                             10,979(c)             843,196
BOC Hong Kong Holdings Ltd.                            125,000(c)             298,167
Busan Bank                                               5,370(c)              57,683
Chang Hwa Commercial Bank                               11,000(c)               4,990
China Construction Bank Corp., Series H                 39,000(c,o)            31,947
Comerica, Inc.                                          18,267                694,877
Commerzbank AG                                          36,921(b,c,o)         316,221
Commonwealth Bank of Australia                          90,202(c)           4,658,580
Credit Agricole SA                                      11,405(c,o)           199,645
Daegu Bank                                               2,900(c)              38,843
Danske Bank A/S                                         27,663(b,c)           680,694
Dexia SA                                                31,362(b,c)           187,065
DNB NOR ASA                                             92,544(b,c)         1,058,064
Erste Group Bank AG                                     13,626(c)             572,384
Fifth Third Bancorp                                    147,784              2,008,385
First Horizon National Corp.                            44,872(b,o)           630,453
Grupo Financiero Banorte SAB de CV, Series O            15,300(c)              67,912
Hana Financial Group, Inc.                               1,720(c)              53,299
Hong Leong Financial Group Bhd                           2,400(c)               6,221
HSBC Holdings PLC                                       54,463(c)             552,086
Huntington Bancshares, Inc.                             90,824                487,725
Industrial & Commercial Bank of China, Series
 H                                                      31,000(c)              23,637
Industrial Bank of Korea                                 3,470(c)              45,404
Intesa Sanpaolo SpA                                     62,346(b,c)           232,211
Israel Discount Bank Ltd., Series A                     11,831(b,c)            27,096
Itau Unibanco Holding SA, ADR                            1,800(c)              39,582
KB Financial Group, Inc., ADR                            3,100(c)             148,676
KBC Groep NV                                             7,393(b,c)           358,038
KeyCorp                                                 45,883                355,593
Korea Exchange Bank                                      4,400(c)              52,515
Lloyds Banking Group PLC                             2,370,847(b,c)         2,258,313
M&T Bank Corp.                                           8,112(o)             643,931
Malayan Banking Bhd                                     14,600(c)              33,455
Marshall & Ilsley Corp.                                 68,519(o)             551,578


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Mega Financial Holding Co., Ltd.                        88,000(c)             $51,005
National Bank of Greece SA                              30,902(b,c)           621,916
Natixis                                                 52,583(b,c)           283,740
Nedbank Group Ltd.                                       1,470(c)              28,258
Nordea Bank AB                                          57,002(c,o)           562,676
OTP Bank PLC                                             4,409(b,c)           154,358
PNC Financial Services Group, Inc.                     146,924(o)           8,771,362
Powszechna Kasa Oszczednosci Bank Polski SA              3,268(c)              45,748
Raiffeisen International Bank Holding AG                 4,837(c,o)           229,973
Royal Bank of Scotland Group PLC                       340,730(b,c)           227,505
Shinhan Financial Group Co., Ltd., ADR                   2,000(c)             159,000
Skandinaviska Enskilda Banken AB, Series A             114,721(b,c)           733,178
Standard Bank Group Ltd.                                 2,956(c)              46,515
Standard Chartered PLC                                  16,833(c)             459,155
State Bank of India Ltd., GDR                              541(c)              50,854
SunTrust Banks, Inc.                                    56,682(o)           1,518,511
SVB Financial Group                                      5,912(b)             275,854
Svenska Handelsbanken AB, Series A                       3,222(c)              94,455
Swedbank AB, Series A                                   47,008(b,c)           482,584
Taiwan Cooperative Bank                                 83,000(c)              50,198
Turkiye Garanti Bankasi AS                              15,444(c)              72,297
Turkiye Halk Bankasi AS                                  2,573(c)              18,661
Turkiye Vakiflar Bankasi Tao, Series D                  20,678(b,c)            55,352
UMB Financial Corp.                                      1,563                 63,458
UniCredit SpA                                        1,163,127(c)           3,436,640
United Overseas Bank Ltd.                               18,000(c)             247,362
US Bancorp                                              47,719(o)           1,234,968
Wells Fargo & Co.                                      285,049              8,870,724
Wintrust Financial Corp.                                 1,741                 64,783
Woori Finance Holdings Co., Ltd.                         3,710(c)              54,448
                                                                      ---------------
Total                                                                      61,841,457
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Consolidated Graphics, Inc.                              1,612(b)              66,753
Corrections Corp of America                              4,197(b)              83,352
Dai Nippon Printing Co., Ltd.                           27,000(c,o)           364,795
Herman Miller, Inc.                                      4,877(o)              88,079
Kimball International, Inc., Class B                     9,996                 69,472
Pitney Bowes, Inc.                                      17,192                420,344
RR Donnelley & Sons Co.                                 45,187                964,742
Steelcase, Inc., Class A                                 8,415                 54,445
The Brink's Co.                                          5,552                156,733
United Stationers, Inc.                                  2,248(b)             132,295
Viad Corp.                                               4,421(o)              90,852
                                                                      ---------------
Total                                                                       2,491,862
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
3Com Corp.                                              44,852(b)             344,912
Blue Coat Systems, Inc.                                  2,902(b)              90,078
Cisco Systems, Inc.                                    138,083(b,o)         3,594,300
Motorola, Inc.                                         310,967(b)           2,182,988
NETGEAR, Inc.                                            3,650(b)              95,265
Nokia OYJ                                               19,117(c)             297,720
Plantronics, Inc.                                        5,871                183,645
Tellabs, Inc.                                           40,401                305,836
                                                                      ---------------
Total                                                                       7,094,744
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.1%)
Apple, Inc.                                            173,408(b)          40,738,740
Asustek Computer, Inc.                                  27,000(c)              47,033
Catcher Technology Co., Ltd.                            20,000(c)              49,140
Chimei Innolux Corp.                                    39,682(c)              60,562
Compal Electronics, Inc.                                22,000(c)              28,794
Dell, Inc.                                             306,070(b)           4,594,111
IBM Corp.                                               53,486              6,859,580
Intevac, Inc.                                            3,174(b)              43,865
Inventec Co., Ltd.                                      36,000(c)              20,582
Lenovo Group Ltd.                                       18,000(c)              12,426
Lexmark International, Inc., Class A                    35,953(b,o)         1,297,184
Lite-On Technology Corp.                                42,000(c)              55,765
Mitac International                                     25,000(c)              11,498
NCR Corp.                                               11,758(b)             162,260
NetApp, Inc.                                            89,915(b)           2,927,632
Novatel Wireless, Inc.                                   7,394(b)              49,762
Qisda Corp.                                             34,000(b,c)            19,171
Quanta Computer, Inc.                                    4,000(c)               7,762


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMPUTERS & PERIPHERALS (CONT.)
Seagate Technology                                      28,269(b,c)          $516,192
Teradata Corp.                                          14,764(b)             426,532
Western Digital Corp.                                   91,354(b)           3,561,892
Wistron Corp.                                           16,000(c)              29,081
                                                                      ---------------
Total                                                                      61,519,564
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Aveng Ltd.                                               1,777(c)               9,174
Bouygues SA                                              8,583(c)             431,494
Comfort Systems USA, Inc.                                8,249(o)             103,030
Daelim Industrial Co., Ltd.                                330(c)              21,881
EMCOR Group, Inc.                                       14,471(b)             356,421
Fluor Corp.                                             32,391              1,506,506
Granite Construction, Inc.                               4,282                129,402
Hochtief AG                                              1,423(c)             119,590
KBR, Inc.                                               12,259                271,659
Layne Christensen Co.                                    2,216(b)              59,189
Leighton Holdings Ltd.                                   6,806(c,o)           243,536
Michael Baker Corp.                                      2,181(b)              75,201
Murray & Roberts Holdings Ltd.                             708(c)               4,208
The Shaw Group, Inc.                                     3,385(b)             116,512
Tutor Perini Corp.                                       8,391(b,o)           182,504
                                                                      ---------------
Total                                                                       3,630,307
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Anhui Conch Cement Co., Ltd., Class H                    4,000(c)              26,429
Boral Ltd.                                              20,548(c)             105,764
CEMEX SAB de Cv, ADR                                    12,400(b,c)           126,604
China National Building Material Co., Ltd.,
 Series H                                                6,000(c)              11,623
CRH PLC                                                 43,794(c)           1,093,731
Fletcher Building Ltd.                                  15,156(c)              89,840
HeidelbergCement AG                                      8,691(c)             484,818
Indocement Tunggal Prakarsa Tbk PT                       8,000(c)              12,541
Lafarge SA                                              13,334(c,o)           938,333
                                                                      ---------------
Total                                                                       2,889,683
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
Advance America Cash Advance Centers, Inc.              14,112(o)              82,132
American Express Co.                                   157,983              6,518,378
Capital One Financial Corp.                             52,092(o)           2,157,130
Cash America International, Inc.                         2,296                 90,646
Discover Financial Services                            149,872              2,233,092
EZCORP, Inc., Class A                                    2,546(b)              52,448
SLM Corp.                                               71,359(b,o)           893,415
                                                                      ---------------
Total                                                                      12,027,241
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Rock-Tenn Co., Class A                                   1,637                 74,598
Temple-Inland, Inc.                                      3,255                 66,500
Toyo Seikan Kaisha Ltd.                                  6,100(c)             108,061
                                                                      ---------------
Total                                                                         249,159
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Core-Mark Holding Co., Inc.                              1,497(b)              45,823
Genuine Parts Co.                                       11,703                494,334
Imperial Holdings Ltd.                                   1,106(c)              15,231
Jardine Cycle & Carriage Ltd.                            6,000(c)             126,040
Li & Fung Ltd.                                          46,000(c)             226,324
                                                                      ---------------
Total                                                                         907,752
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A                             15,048(b)             922,292
Corinthian Colleges, Inc.                                5,999(b,o)           105,522
H&R Block, Inc.                                         28,936                515,061
Pre-Paid Legal Services, Inc.                            1,125(b,o)            42,581
Regis Corp.                                              6,872                128,369
Sotheby's                                                3,850                119,697
                                                                      ---------------
Total                                                                       1,833,522
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America Corp.                                1,499,598             26,767,824
BM&FBOVESPA SA                                           5,900(c)              39,632
China Everbright Ltd.                                    8,000(c)              21,432
Citigroup, Inc.                                      1,343,954(b)           5,443,014
Deutsche Boerse AG                                       3,165(c)             234,610
FirstRand Ltd.                                          28,469(c)              78,963
Groupe Bruxelles Lambert SA                              2,742(c)             242,291
Haci Omer Sabanchi Holding AS                            3,413(c)              14,627


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
Hong Kong Exchanges and Clearing Ltd.                   30,500(c)            $509,112
ING Groep NV                                           258,482(b,c)         2,580,781
IntercontinentalExchange, Inc.                           2,716(b)             304,681
Remgro Ltd.                                              8,347(c)             112,320
RMB Holdings Ltd.                                        8,700(c)              38,669
                                                                      ---------------
Total                                                                      36,387,956
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T, Inc.                                             861,335             22,256,897
Brasil Telecom SA                                          909(c)               5,845
BT Group PLC                                           107,702(c)             202,499
CenturyTel, Inc.                                        46,467(o)           1,647,720
China Telecom Corp., Ltd., ADR                           2,700(c,o)           132,273
Chunghwa Telecom Co., Ltd., ADR                          3,318(c)              64,469
France Telecom SA                                       40,226(c,o)           962,513
KT Corp., ADR                                            4,600(c)              95,496
LG Telecom Ltd.                                          2,910(c)              19,861
Magyar Telekom Telecommunications PLC                    4,779(c)              19,529
Magyar Telekom Telecommunications PLC, ADR                 700(c)              14,420
Nippon Telegraph & Telephone Corp.                      24,400(c)           1,028,412
Qwest Communications International, Inc.               102,985                537,582
Tele Norte Leste Participacoes SA                          400(c)               8,482
Tele Norte Leste Participacoes SA, ADR                   2,500(c)              44,150
TELE2 AB, Series B                                      16,320(c)             272,452
Telecom Italia SpA                                     784,913(c)             973,728
Telefonica SA                                           88,396(c)           2,094,214
Telefonos de Mexico SAB de CV, ADR, Series L               500(c)               7,800
Telekom Malaysia Bhd                                     9,100(c)               9,602
Telekomunikacja Polska SA                                6,578(c)              37,364
Telemar Norte Leste SA, Series A                           400(c)              11,353
Telenor ASA                                             30,400(b,c)           412,575
Telkom SA Ltd.                                           5,137(c)              24,088
Telstra Corp., Ltd.                                    114,169(c)             313,203
Verizon Communications, Inc.                           305,249              9,468,824
Vimpel-Communications, ADR                               2,600(c)              47,866
                                                                      ---------------
Total                                                                      40,713,217
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Centrais Eletricas Brasileiras SA, ADR                   3,200(c)              48,000
Centrais Eletricas Brasileiras SA, Series B              3,900(c)              70,211
Cia Energetica de Minas Gerais, ADR                      5,900(c)              98,176
Cia Paranaense Energia, ADR                              2,500(c)              51,200
CPFL Energia SA, ADR                                       800(c,o)            48,752
Edison International                                    44,940              1,535,600
EDP Energias do Brasil SA                                2,700(c)              51,843
Enel SpA                                               316,906(c)           1,772,106
Exelon Corp.                                            77,142(o)           3,379,591
FirstEnergy Corp.                                       36,744(o)           1,436,323
Korea Electric Power Corp., ADR                          1,300(b,c)            21,112
Prime Infrastructure Group                                 167(b,c)               559
Progress Energy, Inc.                                   33,493              1,318,284
Scottish & Southern Energy PLC                          15,281(c)             255,310
Southern Co.                                           103,109(o)           3,419,094
                                                                      ---------------
Total                                                                      13,506,161
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric Co.                                    37,081              1,866,658
EnerSys                                                  5,829(b)             143,743
General Cable Corp.                                      3,409(b)              92,043
GrafTech International Ltd.                             16,460(b)             225,008
Harbin Power Equipment Co., Ltd., Series H              26,000(c,o)            21,465
Teco Electric & Machinery Co., Ltd.                     16,000(c)               7,031
                                                                      ---------------
Total                                                                       2,355,948
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Agilent Technologies, Inc.                              75,813(b)           2,607,208
Anixter International , Inc.                             6,414(b)             300,496
Arrow Electronics, Inc.                                  4,398(b)             132,512
AU Optronics Corp., ADR                                  7,600(c)              86,108


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONT.)
Avnet, Inc.                                              4,887(b)            $146,610
Benchmark Electronics, Inc.                              7,769(b)             161,129
Byd Co., Ltd., Series H                                  6,000(b,c,o)          59,775
Chunghwa Picture Tubes Ltd.                            144,000(b,c)            16,466
Corning, Inc.                                           14,118                285,325
FUJIFILM Holdings Corp.                                 12,900(c)             444,352
HannStar Display Corp.                                  78,000(b,c)            17,199
Ingram Micro, Inc., Class A                              6,483(b)             113,777
Insight Enterprises, Inc.                               10,539(b)             151,340
Jabil Circuit, Inc.                                     34,419                557,243
Kyocera Corp.                                            4,600(c)             448,288
LG Display Co., Ltd., ADR                                2,600(c,o)            45,968
Littelfuse, Inc.                                         2,937(b)             111,635
Methode Electronics, Inc.                                8,045(o)              79,646
Murata Manufacturing Co., Ltd.                           7,800(c)             443,068
Nan Ya Printed Circuit Board Corp.                      13,000(c)              51,597
Omron Corp.                                              7,300(c)             169,459
Plexus Corp.                                             3,100(b)             111,693
SYNNEX Corp.                                             5,375(b)             158,885
TDK Corp.                                                2,800(c)             186,307
Tech Data Corp.                                          3,885(b)             162,782
Tyco Electronics Ltd.                                   39,710(c)           1,091,230
Unimicron Technology Corp.                               9,000(c)              11,553
Vishay Intertechnology, Inc.                             8,938(b,o)            91,436
                                                                      ---------------
Total                                                                       8,243,087
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Atwood Oceanics, Inc.                                    4,222(b)             146,208
Baker Hughes, Inc.                                      15,031(o)             704,052
BJ Services Co.                                         32,080                686,512
Bristow Group, Inc.                                      2,325(b)              87,722
Cal Dive International, Inc.                             9,377(b)              68,733
CARBO Ceramics, Inc.                                     2,460                153,356
Cie Generale de Geophysique-Veritas                      5,118(b,c)           145,205
Diamond Offshore Drilling, Inc.                         13,913(o)           1,235,614
Dril-Quip, Inc.                                          2,824(b)             171,812
Ensco PLC, ADR                                          16,225(c)             726,556
FMC Technologies, Inc.                                  21,799(b)           1,408,869
Fugro NV                                                 3,924(c)             256,474
Gulfmark Offshore, Inc., Class A                         4,004(b,o)           106,306
Halliburton Co.                                         15,400                464,002
Helmerich & Payne, Inc.                                  5,023                191,276
Key Energy Services, Inc.                               20,207(b)             193,078
Lufkin Industries, Inc.                                  3,446(o)             272,751
Matrix Service Co.                                       4,923(b)              52,971
Nabors Industries Ltd.                                  41,810(b,c)           820,730
National Oilwell Varco, Inc.                            41,129              1,669,016
Noble Corp.                                             10,472(b,c,o)         437,939
Oil States International, Inc.                           3,639(b)             164,992
Parker Drilling Co.                                     23,472(b,o)           115,717
Patterson-UTI Energy, Inc.                               5,380                 75,159
Pride International, Inc.                                9,291(b)             279,752
Rowan Companies, Inc.                                    8,486(b)             247,027
Saipem SpA                                               7,460(c)             288,684
SEACOR Holdings, Inc.                                    1,278(b)             103,083
SeaDrill Ltd.                                           19,100(c,o)           445,428
Smith International, Inc.                                2,710                116,042
Superior Energy Services, Inc.                           6,291(b)             132,237
Technip SA                                               3,600(c)             292,724
TETRA Technologies, Inc.                                 9,871(b,o)           120,624
Tidewater, Inc.                                          3,361(o)             158,874
Unit Corp.                                               2,053(b)              86,801
Weatherford International Ltd.                          15,557(b,c)           246,734
Willbros Group, Inc.                                     6,775(b)              81,368
WorleyParsons Ltd.                                       5,652(c)             131,976
                                                                      ---------------
Total                                                                      13,086,404
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
BJ's Wholesale Club, Inc.                                3,668(b)             135,679
Casino Guichard Perrachon SA                             1,219(c)             103,153
Cia Brasileira de Distribulcao Grupo Pao de
 Acucar, ADR                                               200(c,o)            13,446
Delhaize Group SA                                        3,491(c)             280,560
Koninklijke Ahold NV                                    22,267(c)             296,850
Metro AG                                                 3,921(c,o)           232,604
Nash Finch Co.                                           1,270                 42,736
Ruddick Corp.                                            5,411(o)             171,204
Safeway, Inc.                                           67,713              1,683,345
Spartan Stores, Inc.                                     3,135                 45,207


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
FOOD & STAPLES RETAILING (CONT.)
SUPERVALU, Inc.                                         47,545(o)            $793,051
The Andersons, Inc.                                      1,721                 57,619
The Pantry, Inc.                                         4,068(b,o)            50,809
Walgreen Co.                                            58,339              2,163,794
Wal-Mart de Mexico SAB de CV, Series V                  10,100(c)              51,788
Wal-Mart Stores, Inc.                                  269,397             14,978,473
Wesfarmers Ltd.                                         34,912(c)           1,019,011
Whole Foods Market, Inc.                                17,641(b)             637,722
Winn-Dixie Stores, Inc.                                 12,432(b,o)           155,276
Woolworths Ltd.                                         15,414(c)             395,986
                                                                      ---------------
Total                                                                      23,308,313
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
American Italian Pasta Co., Class A                      1,787(b)              69,461
Archer-Daniels-Midland Co.                              80,523              2,327,115
Associated British Foods PLC                             8,500(c)             126,214
Astra Agro Lestari Tbk PT                                5,000(c)              13,531
Bunge Ltd.                                               2,266(o)             139,654
Cal-Maine Foods, Inc.                                    4,409                149,421
Chaoda Modern Agriculture Holdings Ltd.                 90,000(c,o)            95,864
China Agri-Industries Holdings Ltd.                     20,000(c)              27,614
Chiquita Brands International, Inc.                      4,845(b)              76,212
Darling International, Inc.                             11,362(b)             101,804
Dean Foods Co.                                          43,955(b)             689,654
Fresh Del Monte Produce, Inc.                            8,834(b,c)           178,889
General Mills, Inc.                                     13,660                966,991
Golden Agri-Resources Ltd.                             815,000(b,c)           337,981
Green Mountain Coffee Roasters, Inc.                     1,070(b)             103,597
Hormel Foods Corp.                                      11,439                480,552
Indofood Sukses Makmur Tbk PT                          138,500(c)              57,518
JBS SA                                                   3,400(c)              15,207
Nestle SA                                               15,462(c)             792,020
Nisshin Seifun Group, Inc.                              48,000(c)             619,769
Parmalat SpA                                           195,629(c)             535,739
Sara Lee Corp.                                          86,802              1,209,152
Tiger Brands Ltd.                                          996(c)              25,082
Unilever PLC                                             9,591(c)             281,626
Wilmar International Ltd.                               62,000(c)             297,011
Wimm-Bill-Dann Foods OJSC, ADR                             300(c)               6,726
                                                                      ---------------
Total                                                                       9,724,404
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Gas Natural SDG SA                                       5,057(c)              93,373
Korea Gas Corp.                                            300(c)              12,678
Nicor, Inc.                                              9,005                377,490
ONEOK, Inc.                                             13,655                623,351
Osaka Gas Co., Ltd.                                     37,000(c)             132,595
Questar Corp.                                            2,942                127,094
                                                                      ---------------
Total                                                                       1,366,581
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Abaxis, Inc.                                             3,236(b)              87,987
Becton Dickinson and Co.                                19,378              1,525,630
CareFusion Corp.                                        23,468(b)             620,259
CR Bard, Inc.                                           10,265                889,154
ev3, Inc.                                               10,777(b)             170,923
Intuitive Surgical, Inc.                                 9,317(b,o)         3,243,527
Medtronic, Inc.                                         61,870              2,786,006
Sirona Dental Systems, Inc.                              2,058(b)              78,266
Sonova Holding AG                                        1,438(c)             178,693
St. Jude Medical, Inc.                                   7,290(b)             299,255
Stryker Corp.                                           11,715                670,332
TERUMO Corp.                                             3,900(c)             207,766
Varian Medical Systems, Inc.                            10,911(b,o)           603,706
                                                                      ---------------
Total                                                                      11,361,504
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna, Inc.                                             69,925              2,455,067
Allied Healthcare International, Inc.                   16,107(b)              43,811
AMERIGROUP Corp.                                         8,951(b,o)           297,531
AmerisourceBergen Corp.                                 11,706                338,538
Cardinal Health, Inc.                                   91,727(o)           3,304,924
Catalyst Health Solutions, Inc.                          1,806(b)              74,732
Centene Corp.                                            8,898(b)             213,908
CIGNA Corp.                                            108,733              3,977,453
Coventry Health Care, Inc.                              36,309(b)             897,558
Emergency Medical Services Corp., Class A                1,430(b)              80,867


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Express Scripts, Inc.                                   11,412(b)          $1,161,285
Health Net, Inc.                                         8,227(b)             204,605
HealthSpring, Inc.                                      13,485(b)             237,336
Humana, Inc.                                            10,928(b)             511,103
Kindred Healthcare, Inc.                                12,003(b,o)           216,654
Magellan Health Services, Inc.                          10,378(b)             451,235
McKesson Corp.                                          29,426              1,933,877
Molina Healthcare, Inc.                                  6,223(b,o)           156,633
Sun Healthcare Group, Inc.                               6,446(b)              61,495
Triple-S Management Corp., Class B                       6,366(b,c,o)         112,997
UnitedHealth Group, Inc.                               256,090              8,366,460
Universal American Financial Corp.                       8,675(b,o)           133,595
WellCare Health Plans, Inc.                              6,457(b)             192,419
WellPoint, Inc.                                         67,422(b)           4,340,628
                                                                      ---------------
Total                                                                      29,764,711
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Eclipsys Corp.                                           3,407(b)              67,731
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Brinker International, Inc.                              3,181                 61,330
California Pizza Kitchen, Inc.                           5,442(b)              91,371
Carnival PLC                                             8,829(c)             362,416
Genting Group                                            6,000(c)              12,147
Genting Malaysia Bhd                                    62,300(c)              54,847
Genting Singapore PLC                                  384,000(b,c,o)         242,986
International Game Technology                            2,686                 49,557
Las Vegas Sands Corp.                                    7,177(b,o)           151,794
Thomas Cook Group PLC                                   34,706(c)             142,094
Wyndham Worldwide Corp.                                 49,236(o)           1,266,841
                                                                      ---------------
Total                                                                       2,435,383
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
American Greetings Corp., Class A                        5,695                118,684
Cyrela Brazil Realty SA                                  2,900(c)              33,984
Desarrolladora Homex SAB de CV, ADR                      1,300(b,c,o)          36,764
DR Horton, Inc.                                         25,906                326,416
Electrolux AB, Series B                                 17,092(b,c)           390,715
Garmin Ltd.                                              9,121(c,o)           350,976
Harman International Industries, Inc.                    3,477(b)             162,654
KB Home                                                 17,276                289,373
Lennar Corp., Class A                                   32,338(o)             556,537
MRV Engenharia e Participacoes SA                        6,600(c)              46,414
NVR, Inc.                                                  108(b)              78,462
Panasonic Corp.                                         32,500(c)             497,165
Pulte Group, Inc.                                       67,823(b,o)           763,009
Sekisui House Ltd.                                      26,000(c)             259,777
Sharp Corp.                                             23,000(c)             287,623
Sony Corp.                                               2,800(c)             107,231
Steinhoff International Holdings Ltd.                   26,978(b,c,o)          74,087
Tatung Co., Ltd.                                        68,000(b,c)            16,279
Tupperware Brands Corp.                                  8,362                403,216
Turk Sise ve Cam Fabrikalari AS                          7,006(c)               8,823
Urbi Desarrollos Urbanos SAB de CV                      18,200(b,c)            42,057
Whirlpool Corp.                                         13,518(o)           1,179,445
                                                                      ---------------
Total                                                                       6,029,691
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
Henkel AG & Co. KGaA                                     5,901(c)             317,703
Kimberly-Clark Corp.                                     5,861                368,540
                                                                      ---------------
Total                                                                         686,243
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Cia Energetica de Sao Paulo, Series B                    2,000(c)              27,286
Constellation Energy Group, Inc.                        22,881                803,352
Huaneng Power International, Inc., ADR                     500(c)              11,620
Iberdrola Renovables SA                                 42,922(c)             178,272
Mirant Corp.                                             8,691(b)              94,384
NRG Energy, Inc.                                        42,718(b)             892,807
Tanjong PLC                                              9,900(c)              54,480
The AES Corp.                                           76,438(b)             840,818
                                                                      ---------------
Total                                                                       2,903,019
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.                                                  57,273              4,786,305
Alfa SAB de CV, Series A                                10,700(c,o)            84,354


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INDUSTRIAL CONGLOMERATES (CONT.)
Beijing Enterprises Holdings Ltd.                        1,500(c,o)           $10,423
Bidvest Group Ltd.                                       1,518(c)              28,399
Citic Pacific Ltd.                                      11,000(c)              26,295
Delek Group Ltd.                                            94(c)              21,554
Discount Investment Corp.                                  744(c)              20,770
General Electric Co.                                   861,229             15,674,369
Hutchison Whampoa Ltd.                                  50,000(c)             365,786
Keppel Corp., Ltd.                                      19,000(c)             123,895
Koc Holding AS                                           6,479(c)              22,213
Koninklijke Philips Electronics NV                      23,195(c,o)           743,762
McDermott International, Inc.                           10,023(b)             269,819
Seaboard Corp.                                              96(o)             124,714
Shanghai Industrial Holdings Ltd.                        5,000(c)              22,926
SK Holdings Co., Ltd.                                      360(c)              31,987
Textron, Inc.                                           42,715                906,839
Tyco International Ltd.                                 12,509(c)             478,469
                                                                      ---------------
Total                                                                      23,742,879
-------------------------------------------------------------------------------------

INSURANCE (4.8%)
Aegon NV                                                68,789(b,c,o)         471,070
AFLAC, Inc.                                             68,405              3,713,707
Allied World Assurance Co. Holdings Ltd.                 3,016(c)             135,268
American Financial Group, Inc.                           6,000                170,700
American International Group, Inc.                      12,758(b,o)           435,558
American Physicians Capital, Inc.                        1,521                 48,596
Amerisafe, Inc.                                          4,709(b)              77,086
AmTrust Financial Services, Inc.                         6,386                 89,085
Aon Corp.                                               28,844              1,231,927
Arch Capital Group Ltd.                                  1,354(b,c)           103,243
Argo Group International Holdings Ltd.                   4,122(c)             134,336
Assurant, Inc.                                          40,795              1,402,532
Axis Capital Holdings Ltd.                               3,168(c)              99,032
Berkshire Hathaway, Inc., Class B                       31,191(b)           2,534,893
China Life Insurance Co., Ltd., ADR                      1,000(c)              72,040
Chubb Corp.                                             75,507              3,915,038
Cincinnati Financial Corp.                              18,361(o)             530,633
CNA Surety Corp.                                         4,886(b)              86,922
Conseco, Inc.                                           41,525(b,o)           258,286
Employers Holdings, Inc.                                12,047                178,898
Endurance Specialty Holdings Ltd.                        2,395(c,o)            88,974
Flagstone Reinsurance Holdings Ltd.                      3,415(c)              39,136
Fortis                                                 119,709(b,c)           426,217
FPIC Insurance Group, Inc.                               2,760(b)              74,824
Genworth Financial, Inc., Class A                      203,325(b)           3,728,981
Hartford Financial Services Group, Inc.                 96,251              2,735,453
HCC Insurance Holdings, Inc.                             4,749                131,072
Horace Mann Educators Corp.                             12,141                182,843
Lincoln National Corp.                                  43,489              1,335,112
Max Capital Group Ltd.                                   4,027(c)              92,581
MBIA, Inc.                                              35,235(b,o)           220,923
Meadowbrook Insurance Group, Inc.                        7,702                 60,846
MetLife, Inc.                                           40,936              1,774,166
Montpelier Re Holdings Ltd.                              9,001(c)             151,307
National Financial Partners Corp.                        9,725(b)             137,123
Old Mutual PLC                                         320,569(b,c)           595,917
PartnerRe Ltd.                                           3,314(c)             264,192
PICC Property & Casualty Co., Ltd., Series H            16,000(b,c,o)          16,301
Ping An Insurance Group Co. of China Ltd.,
 Series H                                                5,000(c,o)            43,083
Platinum Underwriters Holdings Ltd.                     13,215(c)             490,012
Principal Financial Group, Inc.                         93,425              2,728,944
ProAssurance Corp.                                       5,580(b)             326,653
Protective Life Corp.                                    4,914                108,059
Prudential Financial, Inc.                              42,507              2,571,674
Prudential PLC                                          56,902(c)             472,759
RenaissanceRe Holdings Ltd.                              1,407(c)              79,861


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Safety Insurance Group, Inc.                             3,023               $113,876
Sanlam Ltd.                                             10,289(c)              35,136
SeaBright Insurance Holdings, Inc.                       5,530                 60,885
StanCorp Financial Group, Inc.                           2,370                112,883
Swiss Life Holding AG                                    1,947(b,c)           255,795
Swiss Reinsurance Co., Ltd.                             17,278(b,c)           850,624
The Allstate Corp.                                     200,598              6,481,322
The Progressive Corp.                                  189,668              3,620,762
The Travelers Companies, Inc.                          151,660              8,180,541
Torchmark Corp.                                         26,431              1,414,323
Unum Group                                              28,830                714,119
Validus Holdings Ltd.                                    2,127(c)              58,556
XL Capital Ltd., Class A                                45,683(c)             863,409
Zenith National Insurance Corp.                          2,902(o)             111,205
                                                                      ---------------
Total                                                                      57,439,299
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
B2W Cia Global Do Varejo                                   200(c)               4,321
Drugstore.Com, Inc.                                     12,670(b)              45,232
Expedia, Inc.                                            3,363                 83,940
Home Retail Group PLC                                   66,754(c)             274,521
Liberty Media Corp.- Interactive, Class A               10,603(b,q)           162,332
priceline.com, Inc.                                     11,655(b)           2,972,025
                                                                      ---------------
Total                                                                       3,542,371
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
Alibaba.com Ltd.                                         9,500(c)              19,112
EarthLink, Inc.                                         28,465(o)             243,091
eBay, Inc.                                              84,583(b,o)         2,279,513
IAC/InterActiveCorp.                                     4,038(b)              91,824
ModusLink Global Solutions, Inc.                         8,368(b)              70,542
NIC, Inc.                                                9,261                 72,884
                                                                      ---------------
Total                                                                       2,776,966
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Automatic Data Processing, Inc.                         10,713                476,407
Ciber, Inc.                                             20,384(b,o)            76,236
Cognizant Technology Solutions Corp., Class A           81,829(b)           4,171,643
Computer Sciences Corp.                                 22,384(b)           1,219,705
Convergys Corp.                                          6,913(b)              84,753
CSG Systems International, Inc.                          5,198(b)             108,950
Heartland Payment Systems, Inc.                          3,727                 69,322
Infosys Technologies Ltd., ADR                             700(c)              41,195
Ness Technologies, Inc.                                  9,527(b,c)            60,115
SAIC, Inc.                                              46,574(b)             824,360
Sapient Corp.                                            6,039                 55,196
Satyam Computer Services Ltd., ADR                      10,700(b,c,o)          55,854
TeleTech Holdings, Inc.                                  5,584(b)              95,375
Total System Services, Inc.                             24,529                384,124
Unisys Corp.                                             2,690(b)              93,854
Wipro Ltd., ADR                                          4,100(c,o)            95,571
Wright Express Corp.                                     4,481(b)             134,968
                                                                      ---------------
Total                                                                       8,047,628
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                                       80,538(b)             466,315
JAKKS Pacific, Inc.                                      8,599(b)             112,217
Mattel, Inc.                                            12,599                286,501
Polaris Industries, Inc.                                 2,063(o)             105,543
                                                                      ---------------
Total                                                                         970,576
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
Life Technologies Corp.                                  6,671(b)             348,693
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
AGCO Corp.                                               5,608(b,o)           201,159
Atlas Copco AB, Series A                                33,354(c)             517,546
Atlas Copco AB, Series B                                 8,804(c)             123,437
Bucyrus International, Inc.                              3,164                208,792
Caterpillar, Inc.                                       46,532(o)           2,924,535
Chart Industries, Inc.                                   6,000(b,o)           120,000
Cummins, Inc.                                            4,129(o)             255,792
Eaton Corp.                                              6,856                519,479
EnPro Industries, Inc.                                   2,343(b,o)            68,134
Flowserve Corp.                                          6,386                704,184
Force Protection, Inc.                                  15,481(b)              93,196


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
Hyundai Heavy Industries Co., Ltd.                         217(c)             $45,468
Hyundai Mipo Dockyard                                      131(c)              18,009
Illinois Tool Works, Inc.                               46,689(o)           2,211,191
Ingersoll-Rand PLC                                      27,392(c)             955,159
Invensys PLC                                            24,277(c)             125,515
Joy Global, Inc.                                         2,255                127,633
KONE OYJ, Series B                                       2,876(c,o)           118,869
LB Foster Co., Class A                                   1,514(b)              43,739
MAN SE                                                   4,038(c,o)           338,047
Manitowoc Co., Inc.                                     29,561(o)             384,293
Metso OYJ                                               11,707(c,o)           378,080
Mueller Industries, Inc.                                 4,994                133,789
Navistar International Corp.                             2,420(b)             108,247
Nordson Corp.                                            4,902                332,944
Oshkosh Corp.                                            5,738(b)             231,471
Samsung Heavy Industries Co., Ltd.                         450(c)              10,483
Sandvik AB                                              33,243(c)             415,653
SMC Corp.                                                1,400(c)             190,051
Stanley Black & Decker, Inc.                            22,681              1,302,116
Tata Motors Ltd., ADR                                    6,900(c,o)           127,374
Terex Corp.                                              4,866(b)             110,507
Timken Co.                                               6,167                185,072
United Tractors Tbk Pt                                  16,500(c)              33,309
Vallourec SA                                             2,656(c)             535,608
Volvo AB, Series B                                      39,713(c)             399,716
WABCO Holdings, Inc.                                     3,266(b)              97,719
Weichai Power Co., Ltd., Series H                        2,000(c)              16,744
                                                                      ---------------
Total                                                                      14,713,060
-------------------------------------------------------------------------------------

MARINE (0.1%)
A P Moller -- Maersk A/S, Series A                          33(c)             240,372
A P Moller -- Maersk A/S, Series B                          59(c,o)           449,671
China COSCO Holdings Co., Ltd., Series H                30,500(c)              40,383
China Shipping Container Lines Co., Ltd.,
 Series H                                               59,000(b,c,o)          23,557
Evergreen Marine Corp. Taiwan Ltd.                      16,000(b,c)             9,425
Genco Shipping & Trading Ltd.                            2,203(b,o)            46,505
Mitsui OSK Lines Ltd.                                   21,000(c)             150,738
Neptune Orient Lines Ltd.                               54,000(c)              77,606
Nippon Yusen KK                                         60,000(c)             236,842
Orient Overseas International Ltd.                      39,000(c)             289,081
U-Ming Marine Transport Corp.                            6,000(c)              12,172
Yang Ming Marine Transport Corp.                        32,000(c)              11,995
                                                                      ---------------
Total                                                                       1,588,347
-------------------------------------------------------------------------------------

MEDIA (1.4%)
CBS Corp., Class B                                     177,494              2,474,266
Discovery Communications, Inc., Class A                 10,461(b)             353,477
DISH Network Corp., Class A                             11,741                244,448
Fairfax Media Ltd.                                     163,439(c,o)           269,920
Gannett Co., Inc.                                       15,044(o)             248,527
Lagardere SCA                                            3,444(c)             139,368
Lamar Advertising Co., Class A                           1,839(b)              63,170
Liberty Media Corp.- Capital, Series A                   2,453(b,q)            89,216
News Corp., Class A                                    220,619              3,179,120
Pearson PLC                                              7,820(c)             122,940
The Interpublic Group of Companies, Inc.                20,925(b,o)           174,096
The New York Times Co., Class A                         15,409(b)             171,502
The Walt Disney Co.                                    156,072              5,448,473
Viacom, Inc., Class B                                   73,627(b)           2,531,296
Virgin Media, Inc.                                       9,823                169,545
Vivendi SA                                              35,909(c)             961,073
                                                                      ---------------
Total                                                                      16,640,437
-------------------------------------------------------------------------------------

METALS & MINING (2.8%)
AK Steel Holding Corp.                                  23,432(o)             535,656
Alcoa, Inc.                                            129,295(o)           1,841,161
Allegheny Technologies, Inc.                            16,658                899,365
Alumina Ltd.                                            87,887(c)             139,098
Aluminum Corp. of China, ADR                             2,000(b,c,o)          51,480
AM Castle & Co.                                          6,574(o)              85,988


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
METALS & MINING (CONT.)
Aneka Tambang Tbk PT                                    59,000(c)             $15,578
Angang Steel Co., Ltd., Series H                        10,000(c)              18,341
Anglo American PLC                                      43,345(b,c)         1,890,402
Antofagasta PLC                                          7,342(c)             115,871
ArcelorMittal                                           59,663(c)           2,618,264
BHP Billiton Ltd.                                       63,812(c)           2,552,087
BlueScope Steel Ltd.                                   108,172(b,c)           288,811
Bradespar SA                                             1,500(c)              36,793
Brush Engineered Materials, Inc.                         3,456(b,o)            78,002
Carpenter Technology Corp.                               1,983                 72,578
Century Aluminum Co.                                     6,458(b)              88,862
China Steel Corp.                                      109,000(c)             112,791
Cia Siderurgica Nacional SA, ADR                         3,200(c)             127,776
Cliffs Natural Resources, Inc.                           5,171(o)             366,882
Commercial Metals Co.                                    4,320                 65,059
Eurasian Natural Resources Corp., PLC                   16,362(c)             295,965
Fortescue Metals Group Ltd.                             55,125(b,c)           247,828
Fosun International                                     11,000(c)               8,798
Freeport-McMoRan Copper & Gold, Inc.                    80,763(o)           6,746,940
Gerdau SA                                                2,600(c)              31,946
Gerdau SA, ADR                                           6,500(c)             105,950
Grupo Mexico SAB de CV, Series B                        42,700(c)             114,881
Haynes International, Inc.                               1,407                 49,991
Horsehead Holding Corp.                                 10,785(b)             127,694
Hyundai Steel Co.                                          616(c)              46,781
International Nickel Indonesia Tbk PT                   30,500(c)              15,854
Jiangxi Copper Co., Ltd., Series H                      22,000(c)              49,701
Kaiser Aluminum Corp.                                    1,787                 68,925
Kazakhmys PLC                                           29,035(b,c)           672,805
KGHM Polska Miedz SA                                     3,098(c)             116,482
Maanshan Iron & Steel, Series H                         28,000(b,c,o)          16,229
Mechel, ADR                                              2,900(c)              82,418
Metalurgica Gerdau SA                                    4,300(c)              87,210
MMC Norilsk Nickel, ADR                                  2,243(b,c)            41,294
Norsk Hydro ASA                                         73,300(b,c)           559,109
Nucor Corp.                                              4,608(o)             209,111
Olympic Steel, Inc.                                      2,946                 96,187
OneSteel Ltd.                                           84,325(c)             301,736
Outokumpu OYJ                                            4,875(c,o)           107,001
OZ Minerals Ltd.                                       227,530(b,c,o)         239,029
Rautaruukki OYJ                                          5,154(c,o)           111,384
Reliance Steel & Aluminum Co.                            3,998                196,822
Rio Tinto Ltd.                                          16,228(c,o)         1,167,313
Rio Tinto PLC                                           33,663(c)           1,994,813
RTI International Metals, Inc.                           3,450(b)             104,639
Salzgitter AG                                            1,151(c)             106,851
Sims Metal Management Ltd.                              13,578(c,o)           269,836
SSAB AB, Series A                                       14,099(c)             253,540
SSAB AB, Series B                                       12,100(c,o)           196,470
Sterlite Industries India Ltd., ADR                      2,900(c)              53,969
ThyssenKrupp AG                                         18,346(c)             630,773
United States Steel Corp.                               42,336(o)           2,689,182
Usinas Siderurgicas de Minas Gerais SA,
 Series A                                                2,300(c)              79,229
Usinas Siderurgicas Minas Gerais SA                      2,000(c)              70,459
Vale SA, ADR                                             7,000(c)             194,320
Vale SA, ADR                                             2,700(c,o)            86,913
Vedanta Resources PLC                                    7,978(c)             336,079
voestalpine AG                                           8,181(c,o)           330,950
Walter Energy, Inc.                                      2,446                225,692
Worthington Industries, Inc.                             7,613                131,629
Xstrata PLC                                            121,612(b,c)         2,304,058
Zijin Mining Group Co., Ltd., Series H                  32,000(c)              25,224
                                                                      ---------------
Total                                                                      34,000,855
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Big Lots, Inc.                                           2,300(b)              83,766
Dillard's, Inc., Class A                                 6,688(o)             157,837
Family Dollar Stores, Inc.                              14,933                546,697
JC Penney Co., Inc.                                      9,589                308,478
Lojas Americanas SA                                      2,900(c)              21,617
Macy's, Inc.                                            83,454              1,816,794
Marks & Spencer Group PLC                               44,901(c)             252,176
Next PLC                                                 2,526(c)              82,951
Nordstrom, Inc.                                         49,025              2,002,671


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTILINE RETAIL (CONT.)
PPR                                                        982(c)            $130,742
Sears Holdings Corp.                                     4,072(b,o)           441,527
                                                                      ---------------
Total                                                                       5,845,256
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
AGL Energy Ltd.                                         21,365(c)             294,624
Ameren Corp.                                            13,472                351,350
Consolidated Edison, Inc.                               33,846              1,507,501
DTE Energy Co.                                          13,272                591,931
GDF Suez                                                17,088(c)             660,110
PG&E Corp.                                              41,269(o)           1,750,630
Veolia Environnement                                     8,200(c,o)           284,425
                                                                      ---------------
Total                                                                       5,440,571
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Brother Industries Ltd.                                 19,300(c)             233,301
Canon, Inc.                                             13,000(c)             602,161
Ricoh Co., Ltd.                                         20,000(c)             312,366
Xerox Corp.                                             56,042                546,410
                                                                      ---------------
Total                                                                       1,694,238
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.3%)
ATP Oil & Gas Corp.                                      7,576(b,o)           142,505
Bill Barrett Corp.                                       3,560(b)             109,328
BP PLC                                                 132,037(c)           1,249,082
Bumi Resources Tbk PT                                  300,500(c)              74,381
Chevron Corp.                                          435,494             33,023,509
China Coal Energy Co., Series H                         13,000(c)              20,293
China Petroleum & Chemical Corp., ADR                      900(c,o)            74,016
China Shenhua Energy Co., Ltd., Series H                21,000(c)              90,745
Cimarex Energy Co.                                       2,831                168,105
ConocoPhillips                                         296,251             15,159,163
CVR Energy, Inc.                                         8,079(b)              70,691
ENI SpA                                                 89,986(c)           2,111,220
Exxon Mobil Corp.                                      164,475(o)          11,016,535
Forest Oil Corp.                                         2,368(b)              61,142
Frontline Ltd.                                           3,641(c,o)           111,524
Gazprom Neft JSC, ADR                                      815(c)              21,361
Gazprom OAO, ADR                                        12,252(c)             285,839
Gran Tierra Energy, Inc.                                24,694(b,c)           145,695
Hess Corp.                                              39,800              2,489,490
Inpex Corp.                                                 32(c)             234,831
Knightsbridge Tankers Ltd.                               3,624(c)              61,391
Kunlun Energy Co., Ltd.                                 10,000(c)              14,039
LUKOIL OAO, ADR                                          3,329(c)             188,754
Marathon Oil Corp.                                     124,506              3,939,369
Massey Energy Co.                                        2,773                145,000
McMoRan Exploration Co.                                  9,821(b)             143,681
MOL Magyar Olaj-es Gazipari                                948(b,c)            97,090
Murphy Oil Corp.                                        38,557              2,166,518
Nippon Mining Holdings, Inc.                            20,000(c)              94,779
Nippon Oil Corp.                                        47,000(c)             238,323
Occidental Petroleum Corp.                              58,358              4,933,584
OMV AG                                                   3,004(c)             112,717
Overseas Shipholding Group, Inc.                         2,277                 89,327
Patriot Coal Corp.                                       7,331(b)             149,992
Penn Virginia Corp.                                      4,047                 99,152
Petroleo Brasileiro SA, ADR                              6,700(c)             272,113
Petroleum Development Corp.                              4,642(b)             107,555
Pioneer Natural Resources Co.                            2,645(o)             148,966
Polski Koncern Naftowy Orlen SA                          7,034(b,c)            95,634
Reliance Industries Ltd., GDR                            2,248(c,d,h)         108,354
Repsol YPF SA                                           70,111(c)           1,660,072
Rosetta Resources, Inc.                                  7,167(b,o)           168,783
Royal Dutch Shell PLC, Series A                        219,868(c)           6,372,704
Royal Dutch Shell PLC, Series B                        187,222(c)           5,158,002
Sasol Ltd., ADR                                          1,600(c)              66,032
SK Energy Co., Ltd.                                        135(c)              14,501
S-Oil Corp.                                                269(c)              13,556
Spectra Energy Corp.                                    68,243              1,537,515
St. Mary Land & Exploration Co.                          4,344                151,215
Stone Energy Corp.                                       3,925(b,o)            69,669
Sunoco, Inc.                                            25,563                759,477
Swift Energy Co.                                         5,232(b)             160,832
Tatneft, ADR                                             2,090(c)              65,417
Tesoro Corp.                                            37,112(o)             515,857
Total SA                                                 7,798(c)             452,698
Tupras Turkiye Petrol Rafinerileri                       2,122(c)              48,269


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
USEC, Inc.                                              17,204(b,o)           $99,267
Valero Energy Corp.                                    113,641              2,238,728
Western Refining, Inc.                                  12,165(b,o)            66,908
Whiting Petroleum Corp.                                  2,194(b)             177,363
World Fuel Services Corp.                                9,440                251,482
Yanzhou Coal Mining Co., Ltd., ADR                         700(c)              16,870
                                                                      ---------------
Total                                                                      99,931,010
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Clearwater Paper Corp.                                   2,237(b)             110,172
Domtar Corp.                                               911(b,c)            58,678
International Paper Co.                                 14,138                347,936
KapStone Paper and Packaging Corp.                       4,558(b)              54,103
MeadWestvaco Corp.                                      44,962(o)           1,148,779
Nine Dragons Paper Holdings Ltd.                         3,000(c)               5,015
Schweitzer-Mauduit International, Inc.                   2,676                127,271
Svenska Cellulosa AB, Series B                          15,594(b,c)           219,932
UPM-Kymmene OYJ                                          8,672(c)             115,083
                                                                      ---------------
Total                                                                       2,186,969
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Hengan International Group Co., Ltd.                     3,000(c,o)            22,372
Nu Skin Enterprises, Inc., Class A                       5,993(o)             174,397
                                                                      ---------------
Total                                                                         196,769
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.2%)
Abbott Laboratories                                    113,152              5,960,847
AstraZeneca PLC                                         11,385(c)             507,763
Bayer AG                                                13,275(c)             897,961
Bristol-Myers Squibb Co.                               179,675              4,797,323
Eli Lilly & Co.                                         58,115(o)           2,104,925
Endo Pharmaceuticals Holdings, Inc.                      8,061(b)             190,965
Forest Laboratories, Inc.                               80,070(b)           2,510,995
Impax Laboratories, Inc.                                 4,437(b)              79,334
Johnson & Johnson                                      304,088(g)          19,826,538
King Pharmaceuticals, Inc.                              51,676(b)             607,710
Medicis Pharmaceutical Corp., Class A                    2,849                 71,681
Merck & Co., Inc.                                      388,534             14,511,745
Mitsubishi Tanabe Pharma Corp.                          26,000(c)             367,137
Novartis AG                                             33,877(c)           1,830,104
Ono Pharmaceutical Co., Ltd.                             4,200(c)             186,906
Par Pharmaceutical Companies, Inc.                       5,790(b)             143,592
Pfizer, Inc.                                         1,732,097             29,705,464
Sanofi-Aventis SA                                       12,165(c)             906,841
Takeda Pharmaceutical Co., Ltd.                         16,800(c)             739,538
Teva Pharmaceutical Industries Ltd., ADR                 1,300(c)              82,004
Viropharma, Inc.                                         7,656(b)             104,351
                                                                      ---------------
Total                                                                      86,133,724
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (--%)
Administaff, Inc.                                        5,291                112,910
Heidrick & Struggles International, Inc.                 2,174                 60,937
Korn/Ferry International                                 4,228(b,o)            74,624
Randstad Holding NV                                      2,149(b,c)           102,130
SFN Group, Inc.                                         10,111(b,o)            80,989
TrueBlue, Inc.                                           3,557(b,o)            55,134
                                                                      ---------------
Total                                                                         486,724
-------------------------------------------------------------------------------------

REAL ESTATE (--%)
BGP Holdings PLC                                       581,000(b,c,h)               1
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
American Capital Agency Corp.                            1,831(o)              46,874
Anworth Mtge Asset Corp.                                13,774                 92,837
Boston Properties, Inc.                                 12,214(o)             921,424
Capstead Mortgage Corp.                                 22,398                267,880
Entertainment Properties Trust                           5,098                209,681
Equity Residential                                      33,358              1,305,966
GPT Group                                              177,509(c)              93,647
Medical Properties Trust, Inc.                           9,765                102,337
MFA Financial, Inc.                                     20,885                153,714
Mirvac Group                                           191,529(c)             259,199
NorthStar Realty Finance Corp.                          12,077(o)              50,844


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Simon Property Group, Inc.                              34,316             $2,879,111
SL Green Realty Corp.                                    4,803                275,068
Stockland                                               67,739(c)             247,981
The Macerich Co.                                         1,269                 48,615
Ventas, Inc.                                            18,544                880,469
Vornado Realty Trust                                    18,657              1,412,335
                                                                      ---------------
Total                                                                       9,247,982
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Agile Property Holdings, Ltd.                           20,000(c)              27,305
CapitaLand Ltd.                                         37,000(c)             105,026
CB Richard Ellis Group, Inc., Class A                    9,309(b)             147,548
Cheung Kong Holdings Ltd.                               50,000(c)             643,990
China Overseas Land & Investment Ltd.                    8,000(c)              18,073
China Resources Land Ltd.                                8,000(c)              17,393
Country Garden Holdings Co.                             30,000(c)              10,780
Guangzhou R&F Properties Co., Ltd., Series H            10,000(c,o)            16,383
Hopson Development Holdings Ltd.                         6,000(c)               9,691
Jones Lang LaSalle, Inc.                                 2,382                173,624
Kerry Properties Ltd.                                   48,500(c)             260,175
Shimao Property Holdings Ltd.                           19,500(c)              35,865
Sun Hung Kai Properties Ltd.                            36,000(c)             541,570
Wharf Holdings Ltd.                                     54,000(c,o)           304,285
                                                                      ---------------
Total                                                                       2,311,708
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Arkansas Best Corp.                                      4,511                134,789
CSX Corp.                                               52,152              2,654,537
Hertz Global Holdings, Inc.                              9,394(b,o)            93,846
Kansas City Southern                                     2,099(b)              75,921
Norfolk Southern Corp.                                  43,744              2,444,852
Ryder System, Inc.                                       3,748(o)             145,272
                                                                      ---------------
Total                                                                       5,549,217
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Amkor Technology, Inc.                                  19,508(b,o)           137,922
ASM Pacific Technology Ltd.                             11,700(c)             110,835
Atheros Communications, Inc.                             9,327(b)             361,048
Broadcom Corp., Class A                                 15,908(o)             527,826
Cavium Networks, Inc.                                    3,795(b)              94,344
Cree, Inc.                                               2,325(b)             163,262
Hynix Semiconductor, Inc.                                1,660(b,c)            39,185
Kinsus Interconnect Technology Corp.                     3,000(c)               7,862
Macronix International                                  12,000(c)               7,938
Marvell Technology Group Ltd.                            5,408(b,c)           110,215
MEMC Electronic Materials, Inc.                         42,794(b)             656,031
Micron Technology, Inc.                                247,330(b,o)         2,569,758
Monolithic Power Systems, Inc.                           5,265(b)             117,410
NetLogic Microsystems, Inc.                              5,022(b)             147,797
Novatek Microelectronics Corp., Ltd.                     6,000(c)              18,711
NVIDIA Corp.                                            20,473(b)             355,821
OmniVision Technologies, Inc.                            8,550(b)             146,889
Power Integrations, Inc.                                 3,426                141,151
Powertech Technology, Inc.                               4,000(c)              14,301
Rohm Co., Ltd.                                           2,700(c)             201,605
Samsung Electronics Co., Ltd.                              220(c)             104,642
Samsung Electronics Co., Ltd., GDR                         427(c,h)           156,923
Sigma Designs, Inc.                                      5,256(b)              61,653
Silicon Image, Inc.                                     26,135(b)              78,928
Siliconware Precision Industries Co., ADR                1,800(c)              10,818
Skyworks Solutions, Inc.                                12,308(b,o)           192,005
STMicroelectronics NV                                   28,058(c)             279,308
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                     5,500(c)              57,695
Teradyne, Inc.                                           5,545(b)              61,938
United Microelectronics Corp.                          120,000(b,c)            63,693
Volterra Semiconductor Corp.                             4,171(b)             104,692
                                                                      ---------------
Total                                                                       7,102,206
-------------------------------------------------------------------------------------

SOFTWARE (1.3%)
ArcSight, Inc.                                           3,224(b)              90,756
Autodesk, Inc.                                           5,994(b)             176,343
Blackbaud, Inc.                                          4,362                109,879


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Concur Technologies, Inc.                                2,910(b)            $119,339
JDA Software Group, Inc.                                 3,255(b)              90,554
Microsoft Corp.                                        343,758             10,061,797
MicroStrategy, Inc., Class A                             1,310(b)             111,442
Oracle Corp.                                            59,459              1,527,502
Parametric Technology Corp.                              5,707(b)             103,011
Pegasystems, Inc.                                        2,468                 91,316
Red Hat, Inc.                                           22,185(b)             649,355
Rovi Corp.                                               3,731(b,o)           138,532
Salesforce.com, Inc.                                    25,141(b)           1,871,747
Sourcefire, Inc.                                         3,832(b)              87,944
SuccessFactors, Inc.                                     5,127(b)              97,618
Take-Two Interactive Software, Inc.                      9,496(b)              93,536
Taleo Corp., Class A                                     4,234(b)             109,703
TIBCO Software, Inc.                                    15,762(b)             170,072
Ultimate Software Group, Inc.                            2,659(b)              87,614
                                                                      ---------------
Total                                                                      15,788,060
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Co., Class A                        17,670                806,459
AnnTaylor Stores Corp.                                   5,380(b)             111,366
Asbury Automotive Group, Inc.                            4,520(b)              60,116
AutoNation, Inc.                                         7,598(b)             137,372
Barnes & Noble, Inc.                                     4,186(o)              90,501
Bed Bath & Beyond, Inc.                                 10,904(b,o)           477,159
Best Buy Co., Inc.                                      33,039              1,405,479
Big 5 Sporting Goods Corp.                               4,679                 71,214
Brown Shoe Co., Inc.                                     5,283                 81,781
Cabela's, Inc.                                           3,624(b,o)            63,384
Chico's FAS, Inc.                                       11,257                162,326
Dress Barn, Inc.                                        10,922(b)             285,720
DSW, Inc., Class A                                       3,226(b)              82,360
GameStop Corp., Class A                                 27,653(b,o)           605,877
Genesco, Inc.                                            5,863(b)             181,812
Group 1 Automotive, Inc.                                 3,852(b)             122,725
GUESS?, Inc.                                             2,761                129,712
Gymboree Corp.                                           2,423(b,o)           125,099
Home Depot, Inc.                                       211,854(o)           6,853,477
Hot Topic, Inc.                                         12,679(b)              82,414
Jo-Ann Stores, Inc.                                      6,601(b)             277,110
Jos A Bank Clothiers, Inc.                               1,858(b,o)           101,540
Kingfisher PLC                                          57,317(c)             186,482
Limited Brands, Inc.                                    65,902              1,622,507
Lowe's Companies, Inc.                                  16,581                401,923
Lumber Liquidators Holdings, Inc.                        1,975(b)              52,673
Office Depot, Inc.                                      20,668(b)             164,931
OfficeMax, Inc.                                          9,721(b)             159,619
Pacific Sunwear of California                           10,860(b)              57,667
PetSmart, Inc.                                           3,572                114,161
RadioShack Corp.                                        28,762                650,884
Rent-A-Center, Inc.                                     10,196(b,o)           241,135
Signet Jewelers Ltd.                                     5,624(b,c)           181,880
Sonic Automotive, Inc., Class A                          7,840(b)              86,240
Stage Stores, Inc.                                       3,715(o)              57,174
The Cato Corp., Class A                                  3,996                 85,674
The Children's Place Retail Stores, Inc.                 3,554(b,o)           158,331
The Gap, Inc.                                           16,044                370,777
The Men's Wearhouse, Inc.                                8,395(o)             200,976
The Sherwin-Williams Co.                                10,786                729,996
The Wet Seal, Inc., Class A                             24,265(b,o)           115,501
Tiffany & Co.                                           11,261                534,785
TJX Companies, Inc.                                     13,686(o)             581,929
Urban Outfitters, Inc.                                  22,914(b)             871,419
Williams-Sonoma, Inc.                                    6,132                161,210
                                                                      ---------------
Total                                                                      20,102,877
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Burberry Group PLC                                      21,616(c)             234,372
Cie Financiere Richemont SA, Series A                   31,043(c)           1,202,320
Coach, Inc.                                              4,569                180,567
Crocs, Inc.                                             13,638(b)             119,605
Deckers Outdoor Corp.                                    1,653(b)             228,114
Formosa Taffeta Co., Ltd.                               15,000(c)              11,954
Fossil, Inc.                                             5,754(b)             217,156
Jones Apparel Group, Inc.                               26,055                495,566
Li Ning Co., Ltd.                                        4,000(c)              14,503
Liz Claiborne, Inc.                                      8,537(b,o)            63,430
Nike, Inc., Class B                                     36,479              2,681,207
Polo Ralph Lauren Corp.                                  7,646                650,216
Pou Chen Corp.                                          15,000(c)              12,261
Skechers USA, Inc., Class A                              3,410(b)             123,851


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
The Swatch Group AG                                      1,123(c)            $358,141
The Warnaco Group, Inc.                                  4,922(b)             234,829
True Religion Apparel, Inc.                              2,248(b)              68,249
VF Corp.                                                 2,466                197,650
                                                                      ---------------
Total                                                                       7,093,991
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Federal Home Loan Mortgage Corp.                       257,610(b,o)           327,165
Federal National Mortgage Association                  383,484(b,o)           402,658
                                                                      ---------------
Total                                                                         729,823
-------------------------------------------------------------------------------------

TOBACCO (--%)
Alliance One International, Inc.                        19,099(b,o)            97,214
KT&G Corp.                                                 724(c)              40,069
Universal Corp.                                          3,521(o)             185,522
                                                                      ---------------
Total                                                                         322,805
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                             2,894                138,883
H&E Equipment Services, Inc.                             8,893(b,o)            95,867
ITOCHU Corp.                                            42,000(c)             367,972
Marubeni Corp.                                          43,000(c)             267,255
Mitsubishi Corp.                                        10,000(c)             262,088
Noble Group Ltd.                                       112,000(c,o)           245,045
Sumitomo Corp.                                          68,400(c)             786,585
United Rentals, Inc.                                     6,462(b)              60,614
WESCO International, Inc.                                4,139(b,o)           143,665
Wolseley PLC                                            12,229(b,c)           295,435
                                                                      ---------------
Total                                                                       2,663,409
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
COSCO Pacific Ltd.                                       8,000(c,o)            12,117
MAp Group                                               70,342(c)             199,425
Zhejiang Expressway Co., Ltd., Series H                 10,000(c)               9,029
                                                                      ---------------
Total                                                                         220,571
-------------------------------------------------------------------------------------

WATER UTILITIES (--%)
Cia de Saneamento Basico do Estado de Sao
 Paulo, ADR                                              1,700(c,o)            62,560
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.9%)
America Movil SAB de CV, ADR, Series L                     900(c,o)            45,306
China Mobile Ltd., ADR                                   2,000(c,o)            96,240
Far EasTone Telecommunications Co., Ltd.                44,000(c)              52,668
KDDI Corp.                                                 131(c)             678,263
Mobile Telesystems OJSC, ADR                               300(c,o)            16,650
NII Holdings, Inc.                                       3,605(b)             150,184
NTT DoCoMo, Inc.                                           200(c)             304,664
SK Telecom Co. Ltd., ADR                                 6,300(c)             108,738
Sprint Nextel Corp.                                    484,422(b,o)         1,840,804
Telephone & Data Systems, Inc.                           2,579                 87,299
Tim Participacoes SA, ADR                                  500(c)              13,880
USA Mobility, Inc.                                       6,312(b)              79,973
Vodafone Group PLC                                   3,253,065(c)           7,503,515
                                                                      ---------------
Total                                                                      10,978,184
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $938,470,327)                                                     $895,939,867
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
AUTOMOBILES (--%)
Volkswagen AG
 Rights                                                  8,463(b)              $5,430
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Unione di Banche Italiane SCPA
 Warrants                                                2,728(b,c)               135
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (--%)
Eletropaulo Metropolitana Eletricidade de Sao
 Paulo SA, Series B                                      2,900(c)              63,563
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $56,472)                                                               $69,128
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS (4.2%)
                                                       SHARES                VALUE(a)
iShares MSCI Emerging Markets Index Fund               125,565(o)          $5,288,798
Vanguard Emerging Markets ETF                        1,060,586             44,735,517
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $45,134,285)                                                       $50,024,315
-------------------------------------------------------------------------------------





BONDS (17.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.2%)(C)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-10-19                             6.50%              $400,000(d)         $427,015
Empresa Nacional Del Petroleo
 Sr Unsecured
 07-08-19                             6.25                300,000(d)          308,565
Pemex Project Funding Master Trust
 03-01-18                             5.75                250,000             257,286
 06-15-35                             6.63                825,000(o)          812,779
Petroleos de Venezuela
 04-12-17                             5.25                800,000             492,000
                                                                      ---------------
Total                                                                       2,297,645
-------------------------------------------------------------------------------------

SOVEREIGN (0.6%)(c)
Federative Republic of Brazil
 Sr Unsecured
 01-15-19                             5.88                350,000             376,250
Perusahaan Penerbit SBSN
 Sr Unsecured
 04-23-14                             8.80                500,000(d)          585,785
Republic of Argentina
 Sr Unsecured
 09-12-13                             7.00                500,000             445,572
Republic of Colombia
 09-18-37                             7.38                400,000             448,000
Republic of Colombia
 Sr Unsecured
 03-18-19                             7.38                300,000             345,000
Republic of El Salvador
 06-15-35                             7.65                300,000(d)          315,750
Republic of Indonesia
 Sr Unsecured
 10-12-35                             8.50                500,000(d)          622,500
Republic of Peru
 Sr Unsecured
 07-21-25                             7.35                400,000             464,000
 03-14-37                             6.55                400,000             428,000
Republic of Philippines
 Sr Unsecured
 06-17-19                             8.38                230,000             280,600
 01-20-20                             6.50                300,000             323,640
Republic of Turkey
 06-05-20                             7.00                650,000             715,000
 03-17-36                             6.88                500,000             505,000
Republic of Turkey
 Sr Unsecured
 07-14-17                             7.50                100,000             114,000
Republic of Venezuela
 Sr Unsecured
 05-07-23                             9.00              1,230,000             913,275
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63                200,000             226,500
Russian Federation
 03-31-30                             7.50                586,560(d)          676,010
                                                                      ---------------
Total                                                                       7,784,882
-------------------------------------------------------------------------------------

TREASURY (0.1%)(c)
Govt of Indonesia
 (Indonesian Rupiah) Sr Unsecured Series FR36
 09-15-19                            11.50          3,500,000,000             444,276
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-14-17                             7.75              5,700,000             469,890
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-13                            10.00                148,000             814,366
                                                                      ---------------
Total                                                                       1,728,532
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.0%)
Federal Natl Mtge Assn
 10-15-15                             4.38              5,115,000           5,457,628
U.S. Treasury
 03-31-15                             2.50              3,746,000           3,735,474
 02-15-20                             3.63              5,745,000(o)        5,647,157
 02-15-40                             4.63                435,000             428,747


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury Inflation-Indexed Bond
 01-15-12                             3.38%            $8,541,330(k,o)     $9,142,271
 04-15-12                             2.00              3,043,002(k,o)      3,187,428
 07-15-12                             3.00              4,820,080(k,o)      5,192,736
 01-15-14                             2.00              6,636,803(k,o)      7,047,719
 04-15-14                             1.25              1,648,270(k)        1,703,825
 01-15-15                             1.63              9,832,089(k,o)     10,272,551
 01-15-17                             2.38              7,284,229(k,o)      7,866,141
 01-15-26                             2.00              9,278,855(k)        9,231,304
 01-15-27                             2.38             14,423,417(k)       15,033,590
                                                                      ---------------
Total                                                                      83,946,571
-------------------------------------------------------------------------------------

ASSET-BACKED (0.8%)
Bank of America Credit Card Trust
 Series 2008-A1 Cl A1
 04-15-13                             0.81              1,100,000(i)        1,101,824
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A4
 05-16-11                             1.26                496,981(d,i)        497,812
Chrysler Financial Lease Trust
 Series 2010 A Cl A2
 06-15-11                             1.78              2,650,000(d)        2,648,885
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                             1.83              3,700,000(d)        3,703,814
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                            18.77                800,000(j)           52,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              1,500,000(j)          165,532
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                             0.28                801,406(i,m)        792,191
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (AGM)
 10-12-12                             5.24                220,000(m)          224,623
                                                                      ---------------
Total                                                                       9,186,681
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.7%)(f)
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43                350,000             351,561
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23                175,000             184,114
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
 07-10-37                             5.09                331,000             341,164
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
 07-10-37                             5.23                450,000             468,780
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.54                175,000(d,i)        151,573
Credit Suisse First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                             4.77                 54,808              54,772
Federal Natl Mtge Assn #735029
 09-01-13                             5.32                345,151             365,418
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77                400,000             397,807
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25                324,690(d)          341,615
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88                200,000             206,107
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.08                950,000(d,i)        783,631
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             6.00                625,000              76,074
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13                202,338             208,513
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97                 71,871              73,736


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77%              $750,000            $781,328
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.11                351,209             366,009
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18                113,321             113,541
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49                575,000             603,201
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.40                525,000(d)          103,764
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97                250,000             245,547
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
 02-15-30                             4.74                325,000             329,735
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59                950,000             945,510
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                             5.97                350,000             377,484
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                             5.58                350,000             359,072
                                                                      ---------------
Total                                                                       8,230,056
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (3.1%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                             0.50                549,080(i)          308,012
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00                305,181(d)          285,571
Federal Home Loan Mtge Corp
 04-01-40                             6.00              3,000,000(e)        3,217,969
Federal Home Loan Mtge Corp #1G0847
 07-01-35                             4.72              3,584,436(i)        3,743,288
Federal Home Loan Mtge Corp #B13193
 04-01-19                             5.50                239,184             258,462
Federal Home Loan Mtge Corp #B15214
 06-01-19                             5.00              1,320,536           1,407,985
Federal Home Loan Mtge Corp #B16408
 09-01-19                             5.50                954,969           1,029,550
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50                510,729             542,691
Federal Home Loan Mtge Corp #G12141
 09-01-20                             4.50                536,245             563,036
Federal Natl Mtge Assn
 05-01-40                             6.50              2,900,000(e)        3,133,813
Federal Natl Mtge Assn #190353
 08-01-34                             5.00                265,966             275,546
Federal Natl Mtge Assn #254684
 03-01-18                             5.00                760,947             812,052
Federal Natl Mtge Assn #254800
 07-01-23                             5.50                792,555             842,465
Federal Natl Mtge Assn #545874
 08-01-32                             6.50                599,869             669,926
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              1,187,263           1,289,868
Federal Natl Mtge Assn #598558
 08-01-16                             6.00                203,766             222,311
Federal Natl Mtge Assn #661185
 06-01-17                             7.00                204,094             224,038
Federal Natl Mtge Assn #668824
 08-01-32                             6.50                872,942             964,477
Federal Natl Mtge Assn #670387
 08-01-32                             7.00                 66,269              74,415
Federal Natl Mtge Assn #671054
 01-01-33                             7.00                733,898             824,770
Federal Natl Mtge Assn #725232
 03-01-34                             5.00              1,066,405           1,106,481
Federal Natl Mtge Assn #725424
 04-01-34                             5.50              2,343,663           2,487,248
Federal Natl Mtge Assn #730153
 08-01-33                             5.50                662,891             703,503
Federal Natl Mtge Assn #735212
 12-01-34                             5.00              2,082,706           2,157,721


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #735224
 02-01-35                             5.50%            $2,023,974          $2,147,973
Federal Natl Mtge Assn #743579
 11-01-33                             5.50                785,331             833,444
Federal Natl Mtge Assn #785506
 06-01-34                             5.00              1,980,277           2,051,603
Federal Natl Mtge Assn #786151
 07-01-19                             5.50              2,000,560           2,168,410
Federal Natl Mtge Assn #791447
 10-01-34                             6.00                716,001(g)          772,509
Federal Natl Mtge Assn #883201
 07-01-36                             6.50                751,614(g)          830,052
Federal Natl Mtge Assn #974740
 04-01-23                             6.00              1,276,717           1,377,351
                                                                      ---------------
Total                                                                      37,326,540
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
TransDigm
 07-15-14                             7.75              1,000,000(d)        1,020,000
-------------------------------------------------------------------------------------

CHEMICALS (0.1%)
INVISTA
 Sr Unsecured
 05-01-12                             9.25              1,000,000(d)        1,012,500
MacDermid
 Sr Sub Nts
 04-15-17                             9.50                315,000(d)          323,663
                                                                      ---------------
Total                                                                       1,336,163
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.2%)
Terex
 Sr Sub Nts
 11-15-17                             8.00              1,000,000(o)          972,500
United Rentals North America
 06-15-16                            10.88              1,000,000(o)        1,087,500
                                                                      ---------------
Total                                                                       2,060,000
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 10-15-14                             9.50              1,000,000           1,027,500
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
AAC Group Holding
 Sr Disc Nts
 10-01-12                            10.25                850,000(d)          856,375
Jarden
 05-01-16                             8.00              1,000,000           1,047,500
                                                                      ---------------
Total                                                                       1,903,875
-------------------------------------------------------------------------------------

ELECTRIC (0.3%)
Indiana Michigan Power
 Sr Unsecured
 03-15-37                             6.05                255,000             254,416
Majapahit Holding
 08-07-19                             8.00                200,000(c,d)        219,750
NRG Energy
 01-15-17                             7.38              1,000,000             990,000
Power Sector Assets & Liabilities Management
 05-27-19                             7.25                400,000(c,d)        433,000
Sierra Pacific Power
 Series M
 05-15-16                             6.00              1,780,000           1,934,978
                                                                      ---------------
Total                                                                       3,832,144
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
Kraft Foods
 Sr Unsecured
 02-19-14                             6.75                345,000             388,229
Pinnacle Foods Finance LLC
 04-01-15                             9.25              1,000,000           1,025,000
SABMiller
 Sr Unsecured
 01-15-14                             5.70              2,420,000(c,d)      2,644,024
                                                                      ---------------
Total                                                                       4,057,253
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                             7.13              1,000,000             835,000
MGM MIRAGE
 Sr Unsecured
 03-01-18                            11.38              1,000,000(d,o)        965,000
                                                                      ---------------
Total                                                                       1,800,000
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

GAS PIPELINES (0.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75%            $1,417,000          $1,491,905
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              1,082,000           1,208,049
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              1,800,000(d)        1,874,824
TransCapitalInvest for Transneft
 Secured
 08-07-18                             8.70                400,000(c,d,o)      479,846
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              1,750,000           1,966,900
                                                                      ---------------
Total                                                                       7,021,524
-------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Apria Healthcare Group
 Sr Secured
 11-01-14                            12.38                125,000(d)          136,875
DaVita
 03-15-15                             7.25              1,000,000           1,020,000
HCA
 Sr Secured Pay-in-kind
 11-15-16                             9.63              1,000,000(p)        1,071,250
Omnicare
 12-15-13                             6.75              1,000,000           1,005,000
Select Medical
 02-01-15                             7.63              1,000,000             952,500
                                                                      ---------------
Total                                                                       4,185,625
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                            10.63                910,000             969,150
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Chesapeake Energy
 01-15-16                             6.63              1,000,000             980,000
PetroHawk Energy
 06-01-15                             7.88              1,000,000           1,018,750
Quicksilver Resources
 08-01-15                             8.25              1,000,000           1,020,000
Range Resources
 05-15-19                             8.00              1,000,000           1,067,500
                                                                      ---------------
Total                                                                       4,086,250
-------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                             8.38                929,000(d)          954,548
Comcast
 03-15-37                             6.45                640,000             651,754
CSC Holdings LLC
 Sr Unsecured
 04-15-14                             8.50              1,000,000(d)        1,066,250
                                                                      ---------------
Total                                                                       2,672,552
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Nielsen Finance LLC
 08-01-14                            10.00              1,000,000(o)        1,047,500
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              1,620,000           1,626,269
                                                                      ---------------
Total                                                                       2,673,769
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.2%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                             9.88              1,000,000           1,057,500
GMAC
 12-01-14                             6.75              1,000,000             995,000
                                                                      ---------------
Total                                                                       2,052,500
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Gaz Capital
 Sr Unsecured
 07-31-14                             8.13                120,000(c,d,o)      134,761
 04-11-18                             8.15                350,000(c,d)        394,625
KazMunaiGaz Finance
 01-23-15                            11.75                500,000(c,d,o)      643,029
Key Energy Services
 12-01-14                             8.38                 90,000              91,013
                                                                      ---------------
Total                                                                       1,263,428
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PAPER (0.1%)
Boise Cascade LLC
 10-15-14                             7.13%              $128,000            $118,400
Georgia-Pacific LLC
 05-01-16                             8.25              1,000,000(d)        1,090,000
                                                                      ---------------
Total                                                                       1,208,400
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
ERAC USA Finance LLC
 10-15-37                             7.00                720,000(d)          742,279
-------------------------------------------------------------------------------------

WIRELESS (0.2%)
Cricket Communications
 Sr Secured
 05-15-16                             7.75              1,000,000(o)        1,037,500
Sprint Nextel
 Sr Unsecured
 08-15-17                             8.38              1,000,000           1,005,000
                                                                      ---------------
Total                                                                       2,042,500
-------------------------------------------------------------------------------------

WIRELINES (0.7%)
AT&T
 Sr Unsecured
 02-15-39                             6.55              1,405,000           1,476,995
Cincinnati Bell
 10-15-17                             8.25                499,000             505,238
Level 3 Financing
 02-15-17                             8.75              1,000,000             915,000
TELUS
 Sr Unsecured
 06-01-11                             8.00              2,319,000(c)        2,495,749
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88              2,035,000           2,215,810
Windstream
 08-01-16                             8.63              1,000,000           1,022,500
                                                                      ---------------
Total                                                                       8,631,292
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $197,946,558)                                                     $205,087,111
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (0.3%)(n)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
Citibank FDIC Govt Guaranty
 05-07-12                             1.88%            $4,000,000          $4,051,872
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $4,009,831)                                                         $4,051,872
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              26,106,411(l)        $26,106,411
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,106,411)                                                       $26,106,411
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.4%)
                                   EFFECTIVE       AMOUNT PAYABLE
ISSUER                               YIELD          AT MATURITY              VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.4%)
Belmont Funding LLC
 04-12-10                            0.48%           $4,997,933            $4,997,933
Elysian Funding LLC
 04-19-10                            0.55             4,993,125             4,993,125
Grampian Funding LLC
 04-15-10                            0.25             4,998,993             4,998,993
Hannover Funding Company LLC
 04-06-10                            0.35             2,999,796             2,999,796
Rheingold Securitization
 04-28-10                            0.27             5,998,650             5,998,650
Versailles Commercial Paper LLC
 04-12-10                            0.23             4,999,010             4,999,010
                                                                      ---------------
Total                                                                      28,987,507
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (5.4%)
Australia and New Zealand Bank Group
 05-04-10                            0.32             2,500,000             2,500,000
 05-24-10                            0.31             5,000,000             5,000,000
Banco di Brescia
 04-12-10                            0.31             1,999,466             1,999,466
Banco Santander Central Hispano
 04-06-10                            0.30             4,000,000             4,000,000
Banque Federative du Credit Mutuel
 06-02-10                            0.37             4,995,277             4,995,277


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
36  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                   EFFECTIVE       AMOUNT PAYABLE
ISSUER                               YIELD          AT MATURITY              VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Caisse Centrale du Credit Immobilier de France
 04-30-10                            0.35%           $2,499,257            $2,499,257
Clydesdale Bank
 04-30-10                            0.25             2,498,959             2,498,959
Credit Industrial et Commercial
 04-26-10                            0.32             1,000,251             1,000,251
Dexia Bank
 04-26-10                            0.33             2,500,000             2,500,000
Macquarie Bank
 04-01-10                            0.31             4,999,742             4,999,742
Natixis
 04-12-10                            0.27             4,997,719             4,997,719
Pohjola Bank
 06-10-10                            0.34             2,000,000             2,000,000
Raiffeisen Zentralbank Oesterreich
 04-01-10                            0.31             5,000,000             5,000,000
Sumitomo Mitsui Banking
 04-26-10                            0.29             5,000,000             5,000,000
Ulster Bank Ireland Limited
 04-01-10                            0.29             4,999,758             4,999,758
Unicredit BK
 04-06-10                            0.30             5,000,000             5,000,000
United Overseas Bank
 05-28-10                            0.30             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      63,990,429
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.6%)(r)
Banc of America Securities LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $8,790,132
 04-01-10                            0.05             8,790,119             8,790,119
Cantor Fitzgerald
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $10,000,014
 04-01-10                            0.05            10,000,000            10,000,000
Morgan Stanley
 dated 02-23-10, matures 04-30-10,
 repurchase price
 $5,001,542
 04-30-10                            0.37             5,000,000             5,000,000
Morgan Stanley
 dated 03-04-10, matures 04-30-10,
 repurchase price
 $10,003,083
 04-30-10                            0.37            10,000,000            10,000,000
Pershing LLC
 dated 03-31-10, matures 04-01-10,
 repurchase price
 $10,000,061
 04-01-10                            0.22            10,000,000            10,000,000
                                                                      ---------------
Total                                                                      43,790,119
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $136,768,055)                                                     $136,768,055
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,348,491,939)(s)                                              $1,318,046,759
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 Index                     5         $1,456,500    June 2010          $30,170
U.S. Treasury Note, 2-
  year                         (149)       (32,326,016)   July 2010           75,760
U.S. Treasury Note, 5-
  year                          (15)        (1,722,657)   July 2010           16,571
U.S. Treasury Note, 10-
  year                          143         16,623,750    June 2010         (126,457)
------------------------------------------------------------------------------------
Total                                                                        $(3,956)
------------------------------------------------------------------------------------



CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2010


SELL PROTECTION

                                                                                    UNAMORTIZED   PERIODIC
                                                     RECEIVE                          PREMIUM     PAYMENTS
                       REFERENCE        EXPIRATION    FIXED    NOTIONAL    MARKET      (PAID)    RECEIVABLE   UNREALIZED
COUNTERPARTY            ENTITY             DATE        RATE     AMOUNT      VALUE     RECEIVED    (PAYABLE)  APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase    CDX North America   June 20, 2014    5.00%  $5,500,000   $73,879     $913,744     $8,617       $996,240
  Bank            High Yield Index
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase    CDX North America   June 20, 2014    4.46   10,000,000   134,325    1,329,624     15,666      1,479,615
  Bank            High Yield Index
-------------------------------------------------------------------------------------------------------------------------
Total                                                                     $208,204   $2,243,368    $24,283     $2,475,855
-------------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
38  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2010



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
April 6, 2010                       223,329              18,103          $27              $--
                               Mexican Peso         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    5,534,000           5,428,674           --          (20,200)
                            Canadian Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    1,019,000          13,551,188       17,869               --
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                       46,000              61,968           --             (167)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    8,644,000           8,167,331           --          (32,669)
                                Swiss Franc         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    5,402,522           5,922,000       18,040               --
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    8,274,750         752,096,000           --         (228,519)
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------
April 28, 2010                   13,579,839          81,118,000       58,801               --
                                U.S. Dollar     Norwegian Krone
---------------------------------------------------------------------------------------------
Total                                                                $94,737        $(281,555)
---------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt
     GDR  --   Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 15.81% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $26,541,993 or 2.20% of net assets.

(e) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,323,744. See Note 2 to the financial statements.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At March 31, 2010, investments in securities included securities valued at $2,016,486 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at March 31, 2010 was $265,278, representing 0.02% of net assets. Information concerning such security holdings at March 31, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     BGP Holdings PLC                     02-04-09 thru 05-14-09          $--
     Reliance Industries Ltd., GDR               11-03-09              88,036
     Samsung Electronics Co., Ltd., GDR   11-03-09 thru 02-03-10      132,624


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM   --   Assured Guaranty Municipal Corporation
     FGIC  --   Financial Guaranty Insurance Company




--------------------------------------------------------------------------------
40  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(n) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(o) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(p) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings

(q) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(r) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.05%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                  $552,021
Freddie Mac REMICS                                1,364,205
Government National Mortgage Association          7,049,696
-----------------------------------------------------------
Total market value of collateral securities      $8,965,922
-----------------------------------------------------------


CANTOR FITZGERALD (0.05%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Grantor Trust                               $393
Fannie Mae Interest Strip                            26,640
Fannie Mae Pool                                   7,266,484
Fannie Mae REMICS                                   423,903
Fannie Mae Whole Loan                                 7,543
Federal Home Loan Mortgage Corp                     226,985
Freddie Mac Non Gold Pool                         1,066,973
Freddie Mac Reference REMIC                          13,961
Freddie Mac REMICS                                  159,984
Freddie Mac Strips                                   14,840
Ginnie Mae I Pool                                   165,334
Ginnie Mae II Pool                                  264,405
Government National Mortgage Association             74,481


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD (0.05%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Bill                         $64,079
United States Treasury Inflation Indexed
  Bonds                                              11,563
United States Treasury Note/Bond                          3
United States Treasury Strip Coupon                 357,283
United States Treasury Strip Principal               55,146
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------


MORGAN STANLEY (0.37%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Access Group Inc                                   $389,486
Accredited Mortgage Loan Trust                       20,876
American Express Credit Account Master Trust         11,286
American Express Issuance Trust                      11,612
AmeriCredit Automobile Receivables Trust             13,465
BA Credit Card Trust                                 97,135
Banc of America Commercial Mortgage Inc             192,572
Banc of America Large Loan Inc                       62,318
Bank One Issuance Trust                              93,966
BMW Vehicle Lease Trust                              66,836
Capital Auto Receivables Asset Trust                125,802
Capital One Multi-Asset Execution Trust             175,709
Chase Issuance Trust                                196,649
Citibank Credit Card Issuance Trust                 133,126
Citifinancial Mortgage Securities Inc                13,385
Citigroup Commercial Mortgage Trust                 102,249
Collegiate Funding Services Education Loan
  Trust I                                            65,129
Commercial Mortgage Asset Trust                      32,901
Commercial Mortgage Pass Through Certificates        40,124
Credit Suisse First Boston Mortgage
  Securities Corp                                    28,777
Credit Suisse Mortgage Capital Certificates         110,074
Daimler Chrysler Auto Trust                         176,731
DFR Middle Market CLO Ltd                           138,233
Education Funding Capital Trust I                    59,177
Fannie Mae REMICS                                    33,242
Fannie Mae Whole Loan                                80,831
Federal National Mortgage Association                18,134
FHLMC Structured Pass Through Securities             12,304
Ford Credit Floorplan Master Owner Trust            104,404
GE Business Loan Trust                               16,978
GE Capital Credit Card Master Note Trust            141,478
G-FORCE CDO                                          31,790
Gramercy Real Estate CDO                            203,713


--------------------------------------------------------------------------------
42  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.37%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Granite Master Issuer PLC                          $109,936
Granite Mortgages PLC                                14,945
HSBC Home Equity Loan Trust                          36,042
Hyundai Floorplan Master Owner Trust                 56,965
JP Morgan Chase Commercial Mortgage
  Securities Corp                                   205,484
LB-UBS Commercial Mortgage Trust                     24,374
MBNA Credit Card Master Note Trust                  330,341
Merrill Lynch Mortgage Trust                         73,364
Morgan Stanley ABS Capital I                          6,081
Nelnet Education Loan Funding Inc                    26,960
Nelnet Student Loan Trust                           132,857
Nissan Auto Lease Trust                              40,104
Northstar Education Finance Inc                      46,836
Pennsylvania Higher Education Assistance
  Agency                                             19,858
Saxon Asset Securities Trust                         17,648
SLC Student Loan Trust                               41,467
SLM Student Loan Trust                              172,742
Victoria Falls CLO Ltd                              347,185
Wachovia Bank Commercial Mortgage Trust             542,069
-----------------------------------------------------------
Total market value of collateral securities      $5,245,750
-----------------------------------------------------------


MORGAN STANLEY (0.37%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Access Group Inc                                   $778,973
Accredited Mortgage Loan Trust                       41,752
American Express Credit Account Master Trust         22,572
American Express Issuance Trust                      23,224
AmeriCredit Automobile Receivables Trust             26,929
BA Credit Card Trust                                194,270
Banc of America Commercial Mortgage Inc             385,145
Banc of America Large Loan Inc                      124,637
Bank One Issuance Trust                             187,931
BMW Vehicle Lease Trust                             133,672
Capital Auto Receivables Asset Trust                251,604
Capital One Multi-Asset Execution Trust             351,419
Chase Issuance Trust                                393,297
Citibank Credit Card Issuance Trust                 266,253
Citifinancial Mortgage Securities Inc                26,770
Citigroup Commercial Mortgage Trust                 204,497
Collegiate Funding Services Education Loan
  Trust I                                           130,258
Commercial Mortgage Asset Trust                      65,803
Commercial Mortgage Pass Through Certificates        80,247


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.37%) (CONTINUED)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corp                                   $57,553
Credit Suisse Mortgage Capital Certificates         220,148
Daimler Chrysler Auto Trust                         353,462
DFR Middle Market CLO Ltd                           276,466
Education Funding Capital Trust I                   118,353
Fannie Mae REMICS                                    66,484
Fannie Mae Whole Loan                               161,662
Federal National Mortgage Association                36,267
FHLMC Structured Pass Through Securities             24,609
Ford Credit Floorplan Master Owner Trust            208,808
GE Business Loan Trust                               33,956
GE Capital Credit Card Master Note Trust            282,957
G-FORCE CDO                                          63,581
Gramercy Real Estate CDO                            407,425
Granite Master Issuer PLC                           219,871
Granite Mortgages PLC                                29,890
HSBC Home Equity Loan Trust                          72,084
Hyundai Floorplan Master Owner Trust                113,931
JP Morgan Chase Commercial Mortgage
  Securities Corp                                   410,967
LB-UBS Commercial Mortgage Trust                     48,748
MBNA Credit Card Master Note Trust                  660,681
Merrill Lynch Mortgage Trust                        146,729
Morgan Stanley ABS Capital I                         12,163
Nelnet Education Loan Funding Inc                    53,920
Nelnet Student Loan Trust                           265,713
Nissan Auto Lease Trust                              80,208
Northstar Education Finance Inc                      93,672
Pennsylvania Higher Education Assistance
  Agency                                             39,716
Saxon Asset Securities Trust                         35,295
SLC Student Loan Trust                               82,935
SLM Student Loan Trust                              345,483
Victoria Falls CLO Ltd                              694,371
Wachovia Bank Commercial Mortgage Trust           1,084,138
-----------------------------------------------------------
Total market value of collateral securities     $10,491,499
-----------------------------------------------------------




--------------------------------------------------------------------------------
44  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.22%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Benchmark REMIC                          $40,142
Fannie Mae Pool                                   4,036,983
Fannie Mae REMICS                                   969,212
Federal Home Loan Banks                              15,300
Federal Home Loan Mortgage Corp                      56,911
Federal National Mortgage Association               130,241
Freddie Mac Gold Pool                             1,843,799
Freddie Mac Non Gold Pool                            86,560
Freddie Mac Reference REMIC                          24,685
Freddie Mac REMICS                                  182,764
Ginnie Mae I Pool                                   282,880
Ginnie Mae II Pool                                  113,413
Government National Mortgage Association            363,277
United States Treasury Inflation Indexed
  Bonds                                              48,192
United States Treasury Note/Bond                  1,847,296
United States Treasury Strip Principal              158,345
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------



(s) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,348,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $123,197,000
     Unrealized depreciation                        (153,642,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(30,445,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
46  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                               FAIR VALUE AT MARCH 31, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER          LEVEL 3
                                IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                 IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Real Estate                        $--               $--            $1                  $1
    Water Utilities                     --            62,560            --              62,560
    All Other
     Industries(a)             895,877,306                --            --         895,877,306
  Preferred Stocks &
    Other(a)                        69,128                --            --              69,128
----------------------------------------------------------------------------------------------
Total Equity Securities        895,946,434            62,560             1         896,008,995
----------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                            --        11,811,059            --          11,811,059
  U.S. Government
    Obligations &
    Agencies                     9,811,378        74,135,193            --          83,946,571
  Asset-Backed
    Securities                          --         9,134,681        52,000           9,186,681
  Commercial Mortgage-
    Backed Securities                   --         8,230,056            --           8,230,056
  Residential Mortgage-
    Backed Securities                   --        37,326,540            --          37,326,540
  Corporate Debt
    Securities(a)                       --        54,586,204            --          54,586,204
----------------------------------------------------------------------------------------------
Total Bonds                      9,811,378       195,223,733        52,000         205,087,111
----------------------------------------------------------------------------------------------
Other
  Exchange Traded Funds         50,024,315                --            --          50,024,315
  FDIC-Insured Debt
    Securities                          --         4,051,872            --           4,051,872
  Affiliated Money
    Market Fund(b)              26,106,411                --            --          26,106,411
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                             --       136,768,055            --         136,768,055
----------------------------------------------------------------------------------------------
Total Other                     76,130,726       140,819,927            --         216,950,653
----------------------------------------------------------------------------------------------
Investments in
  Securities                   981,888,538       336,106,220        52,001       1,318,046,759
Other Financial
  Instruments(d)                    (3,956)        2,289,037            --           2,285,081
----------------------------------------------------------------------------------------------
Total                         $981,884,582      $338,395,257       $52,001      $1,320,331,840
----------------------------------------------------------------------------------------------


(a)  Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                     ASSET-
                                         COMMON      BACKED
                                         STOCKS    SECURITIES     TOTAL
------------------------------------------------------------------------
Balance as of Sept. 30, 2009                 $2      $72,000     $72,002
  Accrued discounts/premiums                 --      (18,494)    (18,494)
  Realized gain (loss)                    5,050           --       5,050
  Change in unrealized appreciation
    (depreciation)*                          (1)      (1,506)     (1,507)
  Net purchases (sales)                  (5,050)          --      (5,050)
  Transfers in and/or out of Level 3         --           --          --
------------------------------------------------------------------------
Balance as of March 31, 2010                 $1      $52,000     $52,001
------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $(536), which is comprised of Common Stocks of $1 and Asset-Backed Securities of $(537).



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
48  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,185,617,473)           $1,155,172,293
  Affiliated money market fund (identified cost $26,106,411)           26,106,411
  Investments of cash collateral received for securities on loan
    (identified cost $136,768,055)                                    136,768,055
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,348,491,939)    1,318,046,759
Foreign currency holdings (identified cost $78,505)                        78,578
Capital shares receivable                                                 422,139
Dividends and accrued interest receivable                               3,962,462
Receivable for investment securities sold                              40,292,358
Variation margin receivable on futures contracts                           12,758
Unrealized appreciation on forward foreign currency contracts              94,737
Unrealized appreciation on swap contracts                               2,475,855
Cash deposits and collateral held at broker                               270,000
---------------------------------------------------------------------------------
Total assets                                                        1,365,655,646
---------------------------------------------------------------------------------
LIABILITIES
Premiums received on outstanding credit default swap contracts          2,243,368
Disbursements in excess of cash                                            15,407
Capital shares payable                                                  3,139,402
Payable for investment securities purchased                            18,556,069
Payable upon return of securities loaned                              136,768,055
Unrealized depreciation on forward foreign currency contracts             281,555
Accrued investment management services fees                                18,731
Accrued distribution fees                                                 508,106
Accrued transfer agency fees                                                6,058
Accrued administrative services fees                                        2,523
Accrued plan administration services fees                                     454
Other accrued expenses                                                    185,589
---------------------------------------------------------------------------------
Total liabilities                                                     161,725,317
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,203,930,329
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,322,554
Additional paid-in capital                                          1,561,523,933
Undistributed net investment income                                     5,135,735
Accumulated net realized gain (loss)                                 (335,929,402)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (28,122,491)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,203,930,329
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  152,355,939
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  49

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- MARCH 31, 2010 (UNAUDITED)

NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $1,054,309,485          115,657,140                       $9.12(1)
Class B          $  105,477,948           11,684,871                       $9.03
Class C          $   43,131,508            4,802,647                       $8.98
Class I          $        3,954                  434                       $9.11
Class R2         $        3,953                  434                       $9.11
Class R3         $        3,953                  434                       $9.11
Class R4         $      995,574              109,018                       $9.13
Class R5         $        3,954                  434                       $9.11
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.68. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
50  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  9,932,980
Interest                                                              6,248,105
Income distributions from affiliated money market fund                   16,760
Income from securities lending -- net                                   329,226
  Less foreign taxes withheld                                          (141,170)
-------------------------------------------------------------------------------
Total income                                                         16,385,901
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,990,802
Distribution fees
  Class A                                                             1,349,654
  Class B                                                               548,060
  Class C                                                               222,734
  Class R2                                                                    9
  Class R3                                                                    5
Transfer agency fees
  Class A                                                             1,014,869
  Class B                                                               110,113
  Class C                                                                43,099
  Class R2                                                                    1
  Class R3                                                                    1
  Class R4                                                                  288
  Class R5                                                                    1
Administrative services fees                                            469,664
Plan administration services fees
  Class R2                                                                    5
  Class R3                                                                    5
  Class R4                                                                1,439
Compensation of board members                                            18,501
Custodian fees                                                           59,160
Printing and postage                                                     21,000
Registration fees                                                        36,435
Professional fees                                                        17,146
Other                                                                    55,074
-------------------------------------------------------------------------------
Total expenses                                                        6,958,065
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       9,427,836
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  51

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 24,926,352
  Foreign currency transactions                                       1,519,752
  Futures contracts                                                     958,821
  Swap transactions                                                     633,250
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              28,038,175
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 66,267,186
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                94,305,361
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $103,733,197
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
52  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    9,427,836  $   21,824,374
Net realized gain (loss) on investments                                  28,038,175    (356,570,587)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     66,267,186     251,195,052
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         103,733,197     (83,551,161)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (8,272,948)    (16,834,117)
    Class B                                                                (432,675)       (994,784)
    Class C                                                                (180,743)       (372,611)
    Class I                                                                     (38)            (67)
    Class R2                                                                    (23)            (45)
    Class R3                                                                    (27)            (53)
    Class R4                                                                 (8,803)        (63,666)
    Class R5                                                                    (37)            (66)
  Net realized gain
    Class A                                                                      --     (41,389,405)
    Class B                                                                      --      (4,968,746)
    Class C                                                                      --      (1,748,006)
    Class I                                                                      --            (121)
    Class R2                                                                     --            (121)
    Class R3                                                                     --            (121)
    Class R4                                                                     --        (204,989)
    Class R5                                                                     --            (121)
---------------------------------------------------------------------------------------------------
Total distributions                                                      (8,895,294)    (66,577,039)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2010  SEPT. 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $   27,314,257  $  103,620,192
  Class B shares                                                          2,728,364      15,592,329
  Class C shares                                                          2,683,487       7,953,459
  Class R4 shares                                                            85,048         337,914
Reinvestment of distributions at net asset value
  Class A shares                                                          8,058,876      57,145,191
  Class B shares                                                            418,209       5,803,404
  Class C shares                                                            166,113       1,998,857
  Class R4 shares                                                             8,803         268,655
Conversions from Class B to Class A
  Class A shares                                                                133      17,575,561
  Class B shares                                                               (133)    (17,575,561)
Payments for redemptions
  Class A shares                                                       (186,675,767)   (364,792,004)
  Class B shares                                                        (21,377,385)    (41,694,600)
  Class C shares                                                         (9,647,044)    (17,561,521)
  Class R4 shares                                                          (410,706)     (5,164,392)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (176,647,745)   (236,492,516)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (81,809,842)   (386,620,716)
Net assets at beginning of period                                     1,285,740,171   1,672,360,887
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,203,930,329  $1,285,740,171
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $    5,135,735  $    4,603,193
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
54  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED SEPT. 30,
CLASS A                                             MARCH 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.44            $9.10       $12.48      $10.78       $9.96       $8.73
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .14          .24         .22         .18         .15
Net gains (losses) (both realized and
 unrealized)                                               .68             (.40)       (2.71)       1.71         .80        1.22
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .75             (.26)       (2.47)       1.93         .98        1.37
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.12)        (.23)       (.23)       (.16)       (.14)
Distributions from realized gains                           --             (.28)        (.68)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.40)        (.91)       (.23)       (.16)       (.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.12            $8.44        $9.10      $12.48      $10.78       $9.96
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.90%           (2.33%)     (20.90%)     17.97%       9.88%      15.81%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.03%(b)         1.10%        1.02%       1.12%       1.12%       1.09%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.62%(b)         1.82%        2.20%       1.90%       1.84%       1.54%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,054           $1,123       $1,437      $1,872      $1,209        $938
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%        123%        122%        134%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED SEPT. 30,
CLASS B                                             MARCH 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.36            $9.01       $12.36      $10.69       $9.88       $8.66
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .08          .15         .13         .10         .07
Net gains (losses) (both realized and
 unrealized)                                               .67             (.39)       (2.67)       1.68         .80        1.22
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .71             (.31)       (2.52)       1.81         .90        1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.06)        (.15)       (.14)       (.09)       (.07)
Distributions from realized gains                           --             (.28)        (.68)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.34)        (.83)       (.14)       (.09)       (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.03            $8.36        $9.01      $12.36      $10.69       $9.88
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.45%           (3.00%)     (21.50%)     17.02%       9.09%      14.93%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.80%(b)         1.87%        1.78%       1.88%       1.89%       1.86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .86%(b)         1.05%        1.43%       1.14%       1.09%        .78%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $105             $115         $169        $243        $146         $96
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%        123%        122%        134%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
56  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED SEPT. 30,
CLASS C                                             MARCH 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.32            $8.97       $12.31      $10.66       $9.86       $8.65
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .08          .16         .14         .10         .08
Net gains (losses) (both realized and
 unrealized)                                               .66             (.39)       (2.67)       1.66         .79        1.21
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .70             (.31)       (2.51)       1.80         .89        1.29
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.06)        (.15)       (.15)       (.09)       (.08)
Distributions from realized gains                           --             (.28)        (.68)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.34)        (.83)       (.15)       (.09)       (.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.98            $8.32        $8.97      $12.31      $10.66       $9.86
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.38%           (2.98%)     (21.47%)     16.97%       9.11%      14.92%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.79%(b)         1.86%        1.77%       1.88%       1.89%       1.87%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .87%(b)         1.07%        1.47%       1.16%       1.14%        .78%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $43              $47          $59         $67         $23          $7
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%        123%        122%        134%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS I                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(d)
Net asset value, beginning of
 period                                                  $8.43            $9.09       $12.47       $11.52
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .09              .18          .28          .22
Net gains (losses) (both realized
 and unrealized)                                           .68             (.41)       (2.71)        1.00
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .77             (.23)       (2.43)        1.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.09)            (.15)        (.27)        (.27)
Distributions from realized gains                           --             (.28)        (.68)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.43)        (.95)        (.27)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.11            $8.43        $9.09       $12.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.15%           (1.88%)     (20.60%)      10.70%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .58%(b)          .65%         .63%         .73%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.08%(b)         2.34%        2.59%        2.33%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                                 $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%         123%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
58  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(d)
Net asset value, beginning of
 period                                                  $8.43            $9.09       $12.47       $11.52
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .05              .12          .22          .14
Net gains (losses) (both realized
 and unrealized)                                           .68             (.40)       (2.69)        1.00
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .73             (.28)       (2.47)        1.14
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.05)            (.10)        (.23)        (.19)
Distributions from realized gains                           --             (.28)        (.68)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.38)        (.91)        (.19)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.11            $8.43        $9.09       $12.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.71%           (2.52%)     (20.93%)      10.01%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.42%(b)         1.42%        1.45%        1.54%(b)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.42%(b)         1.33%        1.20%        1.54%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.25%(b)         1.60%        1.98%        1.51%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                                 $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%         123%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R3                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(d)
Net asset value, beginning of
 period                                                  $8.43            $9.09       $12.47       $11.52
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .07              .14          .25          .17
Net gains (losses) (both realized
 and unrealized)                                           .67             (.40)       (2.69)        1.00
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .74             (.26)       (2.44)        1.17
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.06)            (.12)        (.26)        (.22)
Distributions from realized gains                           --             (.28)        (.68)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.40)        (.94)        (.22)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.11            $8.43        $9.09       $12.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.83%           (2.27%)     (20.72%)      10.22%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.20%(b)         1.16%        1.20%        1.32%(b)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.20%(b)         1.07%         .95%        1.32%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.52%(b)         1.93%        2.26%        1.75%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                                 $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%         123%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
60  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED SEPT. 30,
CLASS R4                                            MARCH 31, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $8.45            $9.10       $12.48      $10.78       $9.96       $8.72
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08              .15          .26         .24         .21         .16
Net gains (losses) (both realized and
 unrealized)                                               .67             (.40)       (2.71)       1.70         .79        1.24
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .75             (.25)       (2.45)       1.94        1.00        1.40
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.12)        (.25)       (.24)       (.18)       (.16)
Distributions from realized gains                           --             (.28)        (.68)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.40)        (.93)       (.24)       (.18)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.13            $8.45        $9.10      $12.48      $10.78       $9.96
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.95%           (2.11%)     (20.71%)     18.08%      10.07%      16.13%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(b)          .94%         .93%       1.03%        .96%        .92%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .89%(b)          .87%         .78%       1.00%        .96%        .92%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.77%(b)         1.97%        2.31%       2.01%       2.07%       1.72%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $7         $17         $14          $4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%        123%        122%        134%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED SEPT. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(d)
Net asset value, beginning of
 period                                                  $8.43            $9.09       $12.47       $11.52
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .09              .17          .27          .22
Net gains (losses) (both realized
 and unrealized)                                           .68             (.40)       (2.71)         .99
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .77             (.23)       (2.44)        1.21
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.09)            (.15)        (.26)        (.26)
Distributions from realized gains                           --             (.28)        (.68)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.43)        (.94)        (.26)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.11            $8.43        $9.09       $12.47
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.11%           (1.90%)     (20.66%)      10.65%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .66%(b)          .68%         .70%         .80%(b)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.01%(b)         2.27%        2.52%        2.27%(b)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                                 $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                                 41%             136%         123%         123%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 40% for the six months ended March 31, 2010 and 116% and 89% for the years ended Sept. 30, 2009 and 2008, respectively.
(d) For the period from Dec. 11, 2006 (when shares became publicly available) to Sept. 30, 2007.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
62  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Strategic Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an authorized pricing service, broker, or an internal model.


--------------------------------------------------------------------------------
64  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At March 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2010 was $265,278 representing 0.02% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2010, the Fund has outstanding when-issued securities of $6,323,744.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At March 31, 2010, the Fund had no outstanding forward sale commitments.


--------------------------------------------------------------------------------
66  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
68  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss). At March 31, 2010, and for the six months then ended, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk,

--------------------------------------------------------------------------------
70  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. At March 31, 2010, and for the six months then ended, the Fund had no outstanding interest rate swap contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Credit contracts     Unrealized
                     appreciation on
                     swap transactions    $2,475,855  N/A                        N/A
-------------------------------------------------------------------------------------------
Equity contracts     Net
                     assets -- unrealiz-
                     ed appreciation on
                     investments              30,170* N/A                        N/A
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts       94,737  currency contracts    $281,555
-------------------------------------------------------------------------------------------
Interest rate                                         Net
  contracts                                           assets -- unrealiz-
                                                      ed depreciation on
                     N/A                         N/A  investments             34,126*
-------------------------------------------------------------------------------------------
Total                                     $2,600,762                        $315,681
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
72  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
                                FORWARD
                                FOREIGN
                               CURRENCY
RISK EXPOSURE CATEGORY         CONTRACTS   FUTURES    SWAPS      TOTAL
------------------------------------------------------------------------------
Credit contracts              $       --  $     --  $633,250  $  633,250
------------------------------------------------------------------------------
Equity contracts                      --   349,082        --  $  349,082
------------------------------------------------------------------------------
Foreign exchange contracts     1,514,200        --        --  $1,514,200
------------------------------------------------------------------------------
Interest rate contracts               --   609,739        --  $  609,739
------------------------------------------------------------------------------
Total                         $1,514,200  $958,821  $633,250  $3,106,271
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
                                FORWARD
                                FOREIGN
                                CURRENCY
RISK EXPOSURE CATEGORY         CONTRACTS   FUTURES     SWAPS     TOTAL
------------------------------------------------------------------------------
Credit contracts               $      --  $      --  $894,891  $ 894,891
------------------------------------------------------------------------------
Equity contracts                      --    (71,191)       --  $ (71,191)
------------------------------------------------------------------------------
Foreign exchange contracts      (723,472)        --        --  $(723,472)
------------------------------------------------------------------------------
Interest rate contracts               --   (134,686)       --  $(134,686)
------------------------------------------------------------------------------
Total                          $(723,472) $(205,877) $894,891  $ (34,458)
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $54.5 million at March 31, 2010. The monthly average gross notional amount for these contracts was $56.9 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was $18.1 million and $34.0 million, respectively, at March 31, 2010. The monthly average gross notional amounts for long and short contracts was $32.7 million and $26.3 million, respectively, for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

SWAPS
The gross notional amount of contracts outstanding was $15.5 million at March 31, 2010. The monthly average gross notional amount for these contracts

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

was $15.5 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.57% to 0.39% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $499,362 for the six months ended March 31, 2010. The management fee for the six months ended March 31, 2010 was 0.48% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $5,212.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------
74  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,090,000 and $376,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $677,682 for Class A, $48,373 for Class B and $2,828 for Class C for the six months ended March 31, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $498,691,723 and $721,384,673, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS A
Sold                                        3,125,331       13,986,656
Converted from Class B*                            15        2,202,495
Reinvested distributions                      906,052        7,593,921
Redeemed                                  (21,383,305)     (48,752,943)
-----------------------------------------------------------------------
Net increase (decrease)                   (17,351,907)     (24,969,871)
-----------------------------------------------------------------------

CLASS B
Sold                                          315,035        2,133,844
Reinvested distributions                       47,327          779,494
Converted to Class A*                             (15)      (2,224,798)
Redeemed                                   (2,473,344)      (5,656,313)
-----------------------------------------------------------------------
Net increase (decrease)                    (2,110,997)      (4,967,773)
-----------------------------------------------------------------------

CLASS C
Sold                                          311,293        1,094,109
Reinvested distributions                       18,909          269,717
Redeemed                                   (1,120,417)      (2,379,246)
-----------------------------------------------------------------------
Net increase (decrease)                      (790,215)      (1,015,420)
-----------------------------------------------------------------------



--------------------------------------------------------------------------------
76  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS R4
Sold                                           10,124           46,382
Reinvested distributions                          991           35,862
Redeemed                                      (46,310)        (686,576)
-----------------------------------------------------------------------
Net increase (decrease)                       (35,195)        (604,332)
-----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $152,355,939 were on loan, secured by U.S. government securities valued at $19,839,950 and by cash collateral of $136,768,055 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


services provided and any other securities lending expenses. Net income of $329,226 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $303,784,052 and $288,513,987, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly,

--------------------------------------------------------------------------------
78  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust
(REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $21,514,298 at Sept. 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund had a post-October loss of $325,336,414 that is treated for income tax purposes as occurring on Oct. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
80  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
82  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  83

RIVERSOURCE STRATEGIC ALLOCATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                  S-6143 AD (5/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
STRATEGIC INCOME ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2010


RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME WITH CAPITAL GROWTH AS A SECONDARY OBJECTIVE.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   42

Statement of Operations............   44

Statements of Changes in Net
  Assets...........................   46

Financial Highlights...............   48

Notes to Financial Statements......   55

Proxy Voting.......................   72




--------------------------------------------------------------------------------
2  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Strategic Income Allocation Fund (the Fund) Class A shares gained
  5.42% (excluding sales charge) for the six months ended March 31, 2010.

> The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, which increased 1.99% during the same period.

> The Fund underperformed the Lipper Multi-Sector Income Funds Index, representing the Fund's peer group, which advanced 7.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------



                                                             SINCE
                                                           INCEPTION
                                       6 MONTHS*   1 YEAR   5/17/07
--------------------------------------------------------------------
RiverSource Strategic Income
  Allocation Fund Class A (excluding
  sales charge)                          +5.42%   +28.77%    +5.16%
--------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond
  Index(1) (unmanaged)                   +1.99%    +7.69%    +6.35%
--------------------------------------------------------------------
Lipper Multi-Sector Income Funds
  Index(2)                               +7.08%   +31.92%    +5.49%
--------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Multi-Sector Income Funds Index includes the 10 largest multi-sector income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
4  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2010
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/17/07)              +5.42%   +28.77%    +5.16%
--------------------------------------------------------------------
Class B (inception 5/17/07)              +5.13%   +27.94%    +4.41%
--------------------------------------------------------------------
Class C (inception 5/17/07)              +5.14%   +27.97%    +4.37%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)              +5.19%   +28.22%    +9.22%
--------------------------------------------------------------------
Class R3 (inception 8/1/08)              +5.31%   +28.53%    +9.49%
--------------------------------------------------------------------
Class R4 (inception 8/1/08)              +5.46%   +28.88%    +9.77%
--------------------------------------------------------------------
Class R5 (inception 8/1/08)              +5.70%   +29.32%   +10.03%
--------------------------------------------------------------------

With sales charge
Class A (inception 5/17/07)              +0.41%   +22.65%    +3.39%
--------------------------------------------------------------------
Class B (inception 5/17/07)              +0.13%   +22.94%    +3.45%
--------------------------------------------------------------------
Class C (inception 5/17/07)              +4.14%   +26.97%    +4.37%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2, Class R3, Class R4 and Class R5 shares. Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     6.4 years
--------------------------------------
Effective duration(2)        4.6 years
--------------------------------------
Weighted average loan and
  bond rating(3)                   BBB
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
6  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ASSET ALLOCATION & SECTOR BREAKDOWN(1)
(at March 31, 2010)
---------------------------------------------------------------------


BONDS                                      81.9%
------------------------------------------------
Asset-Backed                                0.1%
------------------------------------------------
Commercial Mortgage-Backed                  2.2%
------------------------------------------------
Corporate Bonds                            46.2%
------------------------------------------------
Foreign Government                         25.3%
------------------------------------------------
Residential Mortgage-Backed                 1.9%
------------------------------------------------
U.S. Government Obligations & Agencies      6.2%
------------------------------------------------

SENIOR LOANS                               15.2%
------------------------------------------------

STOCKS                                       --%
------------------------------------------------

OTHER(2)                                    2.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents. Of the 2.9%, 2.5% is due to securities purchased on a forward-commitment basis.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at March 31, 2010)
---------------------------------------------------------------------

AAA rating                                 20.1%
------------------------------------------------
AA rating                                   0.8%
------------------------------------------------
A rating                                    4.0%
------------------------------------------------
BBB rating                                 12.6%
------------------------------------------------
BB rating                                  25.1%
------------------------------------------------
B rating                                   29.6%
------------------------------------------------
CCC rating                                  6.5%
------------------------------------------------
CC rating                                   0.4%
------------------------------------------------
D rating                                    0.5%
------------------------------------------------
Non-rated                                   0.4%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or

--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager*) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.0% of the bond portfolio assets were determined through internal analysis.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
8  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2009  MARCH 31, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,054.20        $5.58          1.09%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.50        $5.49          1.09%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,051.30        $9.46          1.85%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.71        $9.30          1.85%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,051.40        $9.41          1.84%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.76        $9.25          1.84%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,051.90        $7.98          1.56%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.15        $7.85          1.56%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,053.10        $6.81          1.33%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.30        $6.69          1.33%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,054.60        $5.28          1.03%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.80        $5.19          1.03%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,057.00        $4.05           .79%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.99        $3.98           .79%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2010: +5.42% for Class A, +5.13% for Class B, +5.14% for Class C, +5.19% for Class R2, +5.31% for Class R3, +5.46% for Class R4 and +5.70% for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (82.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (2.9%)(c)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37%            $500,000(d)         $530,000
 06-10-19                               6.50              700,000(d)          747,276
Ecopetrol
 Sr Unsecured
 07-23-19                               7.63              255,000             283,050
Empresa Nacional Del Petroleo
 Sr Unsecured
 07-08-19                               6.25              600,000(d)          617,130
Empresas Publicas de Medellin
 Sr Unsecured
 07-29-19                               7.63              100,000(d)          110,715
KfW
 (Japanese Yen)
 01-20-14                               1.35           54,000,000             597,157
Korea Development Bank
 Sr Unsecured
 01-23-14                               8.00              600,000             687,582
Pemex Project Funding Master Trust
 03-01-18                               5.75            2,050,000           2,109,748
 06-15-35                               6.63              870,000             857,112
 06-15-38                               6.63              450,000             436,279
Petrobras Intl Finance
 03-15-19                               7.88              300,000             350,867
 01-20-20                               5.75              300,000             307,347
Petroleos de Venezuela
 10-28-16                               5.13              300,000             179,230
 04-12-17                               5.25            1,460,000             897,900
Petroleos Mexicanos
 05-03-19                               8.00              600,000             703,500
TDIC Finance
 07-02-14                               6.50              600,000(d)          639,427
                                                                      ---------------
Total                                                                      10,054,320
-------------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (2.5%)(c)
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00            8,910,000           8,284,801
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                               9.75          200,000,000(d)          110,966
                                                                      ---------------
Total                                                                       8,395,767
-------------------------------------------------------------------------------------

SOVEREIGN (10.7%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-18                               4.00              830,000           1,211,317
 07-04-34                               4.75               55,000              84,540
Federative Republic of Brazil
 (Brazilian Real)
 01-05-16                              12.50              650,000            $415,963
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00             $550,000             597,575
 01-15-19                               5.88            1,350,000           1,451,250
Govt of the Cayman Islands
 Sr Unsecured
 11-24-19                               5.95              200,000(d)          197,316
Govt of Ukraine
 06-26-12                               6.39              250,000(d)          248,125
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                              10.09            1,050,000(d)          570,042
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                               4.42            1,345,078(d,i)      1,065,974
Perusahaan Penerbit SBSN
 Sr Unsecured
 04-23-14                               8.80              700,000(d)          820,099
Republic of Argentina
 Sr Unsecured
 09-12-13                               7.00            2,340,000           2,085,277
 12-15-35                               0.00            1,750,000(g)          131,250


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SOVEREIGN (CONT.)
Republic of Colombia
 09-18-37                               7.38%            $600,000            $672,000
Republic of Colombia
 (Colombian Peso)
 10-22-15                              12.00          585,000,000             372,000
 06-28-27                               9.85          300,000,000             184,136
Republic of Colombia
 Sr Unsecured
 03-18-19                               7.38            1,600,000           1,840,000
Republic of El Salvador
 12-01-19                               7.38              300,000(d)          327,000
 04-10-32                               8.25              850,000(d)          940,313
 06-15-35                               7.65              490,000(d)          515,725
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              500,000(d)          556,250
 02-17-37                               6.63              900,000(d)          918,000
 01-17-38                               7.75              900,000(d)        1,044,000
Republic of Iraq
 01-15-28                               5.80              250,000(d)          201,250
Republic of Panama
 04-28-34                               8.13              100,000             121,000
Republic of Peru
 Sr Unsecured
 05-03-16                               8.38              100,000             121,650
 03-30-19                               7.13            1,150,000           1,329,400
 07-21-25                               7.35              200,000             232,000
 03-14-37                               6.55              100,000             107,000
Republic of Philippines
 Sr Unsecured
 10-07-16                               8.75              100,000(d)          124,750
 01-18-17                               9.38              200,000             252,750
 01-15-19                               9.88               70,000              91,875
 06-17-19                               8.38              170,000             207,400
 01-20-20                               6.50            1,000,000           1,078,800
 01-14-31                               7.75              500,000             572,500
Republic of Turkey
 03-15-15                               7.25              200,000             224,760
 04-03-18                               6.75              600,000             654,000
 06-05-20                               7.00              850,000             935,000
 02-14-34                               8.00               80,000              91,900
 03-17-36                               6.88              880,000             888,800
 05-30-40                               6.75            1,500,000           1,473,750
Republic of Turkey
 Sr Unsecured
 07-14-17                               7.50              300,000             342,000
 11-07-19                               7.50            1,300,000           1,482,000
Republic of Uruguay
 05-17-17                               9.25              300,000             384,750
 11-18-22                               8.00              200,000             238,000
Republic of Venezuela
 02-26-16                               5.75            2,550,000           1,848,750
 12-09-20                               6.00              250,000             155,000
 04-21-25                               7.65              150,000              97,875
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              640,000             556,800
 05-07-23                               9.00            1,670,000           1,239,975
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                               4.25            9,322,297(e)          490,141
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              725,000             821,063
Russian Federation
 03-31-30                               7.50            2,711,900(d)        3,125,466
State of Qatar
 Sr Nts
 01-20-20                               5.25              500,000(d)          517,500
                                                                      ---------------
Total                                                                      36,256,057
-------------------------------------------------------------------------------------

SUPRANATIONAL (0.7%)(c)
Corp Andina de Fomento
 Sr Unsecured
 06-04-19                               8.13            1,400,000           1,639,925
European Investment Bank
 (Japanese Yen) Sr Unsecured
 06-20-17                               1.40           46,000,000             504,489
 01-18-27                               2.15           29,100,000             313,602
                                                                      ---------------
Total                                                                       2,458,016
-------------------------------------------------------------------------------------

TREASURY (8.7%)(c)
Govt of Canada
 (Canadian Dollar)
 06-01-18                               4.25            8,880,000           9,219,461


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TREASURY (CONT.)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25%       2,900,000,000            $338,120
Govt of Indonesia
 (Indonesian Rupiah) Series FR34
 06-15-21                              12.80       17,200,000,000           2,351,236
Govt of Indonesia
 (Indonesian Rupiah) Sr Unsecured Series FR31
 11-15-20                              11.00        2,000,000,000             246,607
Govt of Indonesia
 (Indonesian Rupiah) Sr Unsecured Series FR36
 09-15-19                              11.50        2,000,000,000             253,872
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00            3,837,000             672,168
 05-15-13                               6.50           17,655,000           3,304,017
Govt of Poland
 (Polish Zloty)
 10-25-17                               5.25            3,655,000           1,279,776
Govt of Sweden
 (Swedish Krona)
 05-05-14                               6.75           24,000,000           3,915,212
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-17-15                               8.00           14,850,000           1,255,199
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-15-16                               7.25            6,590,000             533,285
 12-14-17                               7.75            9,500,000             783,151
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 01-01-13                              10.00              372,000           2,046,921
United Kingdom Treasury
 (British Pound)
 03-07-19                               4.50            2,330,000           3,712,208
                                                                      ---------------
Total                                                                      29,911,233
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.2%)
U.S. Treasury
 07-15-12                               1.50             $120,000(p)          120,937
 12-31-14                               2.63              170,000             171,222
 03-31-15                               2.50            2,802,000           2,794,126
 02-15-20                               3.63            7,866,000(p)        7,732,034
 08-15-39                               4.50            1,235,000           1,192,547
 11-15-39                               4.38              235,000(p)          222,222
U.S. Treasury Inflation-Indexed Bond
 01-15-12                               3.38              366,057(e)          391,812
 04-15-14                               1.25              563,074(e)          582,052
 07-15-14                               2.00            2,298,860(e)        2,445,847
 01-15-15                               1.63            1,616,933(e)        1,689,369
 01-15-17                               2.38            1,681,389(e)        1,815,710
 01-15-29                               2.50            2,018,300(e)        2,133,638
                                                                      ---------------
Total                                                                      21,291,516
-------------------------------------------------------------------------------------

ASSET-BACKED (0.1%)
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                               0.28              483,607(h,r)        478,046
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.2%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                               5.42              776,821             803,475
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                               5.21            1,000,000           1,022,960
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              881,912             878,301
Greenwich Capital Commercial Funding
 Series 2003-C2 Cl A3
 01-05-36                               4.53            2,935,000           2,994,893
Greenwich Capital Commercial Funding
 Series 2007-GG11 Cl A1
 12-10-49                               5.36              850,987             884,606
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                               4.39              772,978             785,083
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              119,145             120,205
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.07               50,000              52,303
                                                                      ---------------
Total                                                                       7,541,826
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

RESIDENTIAL MORTGAGE-BACKED (1.9%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.75%            $289,828(h)          $34,631
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00              369,136             382,201
Federal Natl Mtge Assn
 05-01-40                               6.50              725,000(m)          783,453
Federal Natl Mtge Assn #702038
 05-01-33                               5.00              783,623             813,073
Federal Natl Mtge Assn #735224
 02-01-35                               5.50              708,391             751,791
Federal Natl Mtge Assn #745392
 12-01-20                               4.50              496,453             521,901
Federal Natl Mtge Assn #766641
 03-01-34                               5.00              455,589             471,999
Federal Natl Mtge Assn #770439
 04-01-34                               6.00               47,467              51,213
Federal Natl Mtge Assn #848482
 12-01-35                               6.00              600,934             643,102
Federal Natl Mtge Assn #909214
 07-01-38                               7.00              444,958             493,291
Federal Natl Mtge Assn #949320
 10-01-37                               7.00              712,193(q)          790,591
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                               0.37               92,776(h)           90,454
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50              794,882             739,891
                                                                      ---------------
Total                                                                       6,567,591
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.4%)
TransDigm
 07-15-14                               7.75            1,500,000           1,533,750
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
American Axle & Mfg Holdings
 Sr Secured
 01-15-17                               9.25               85,000(d)           90,313
Delphi
 10-06-14                              12.00                  214                 214
Lear
 03-15-18                               7.88              568,000             572,969
 03-15-20                               8.13              310,000(p)          314,263
Oshkosh
 03-01-17                               8.25              289,000(d)          300,560
 03-01-20                               8.50              211,000(d)          219,440
                                                                      ---------------
Total                                                                       1,497,759
-------------------------------------------------------------------------------------

BANKING (0.8%)
Alfa MTN Markets for ABH Financial
 06-25-12                               8.20              150,000(c,d)        156,563
Banco BMG
 Sr Unsecured
 01-15-16                               9.15              100,000(c,d)        107,750
Banco de Credito del Peru
 10-15-22                               7.17            1,000,000(c,d)        357,269
Bank of America
 Sr Unsecured
 05-01-18                               5.65              210,000             212,630
Citigroup
 Sr Unsecured
 05-15-18                               6.13              120,000             122,615
JPMorgan Chase & Co
 Sr Unsecured
 04-23-19                               6.30              440,000             484,052
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              250,000             266,645
TuranAlem Finance
 01-22-37                               8.25              150,000(b,c,d,l)     66,563
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63              750,000             795,649
                                                                      ---------------
Total                                                                       2,569,736
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               90,000(b,l)         21,263
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.8%)
Associated Materials LLC/Finance
 Sr Secured
 11-15-16                               9.88              747,000             806,760


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BUILDING MATERIALS (CONT.)
Gibraltar Inds
 Series B
 12-01-15                               8.00%          $1,515,000          $1,484,700
Norcraft LP/Finance
 Sr Secured
 12-15-15                              10.50              324,000(d)          343,440
                                                                      ---------------
Total                                                                       2,634,900
-------------------------------------------------------------------------------------

CHEMICALS (2.9%)
Ashland
 06-01-17                               9.13              475,000(d)          532,000
Chemtura
 06-01-16                               6.88            1,280,000(b,l)      1,504,000
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55              815,000             985,939
Hexion Finance Escrow LLC
 Sr Secured
 02-01-18                               8.88            1,483,000(d)        1,460,755
INVISTA
 Sr Unsecured
 05-01-12                               9.25            1,745,000(d)        1,766,812
LBI Escrow
 Sr Secured
 11-01-17                               8.00              479,000(d,m)        495,765
MacDermid
 Sr Sub Notes
 04-15-17                               9.50            1,640,000(d)        1,685,099
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13                  441(j)              426
Nalco
 11-15-13                               8.88              600,000             618,000
Nova Chemicals
 Sr Unsecured
 11-01-16                               8.38              435,000(c,d)        446,963
 11-01-19                               8.63              365,000(c,d)        375,038
                                                                      ---------------
Total                                                                       9,870,797
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Amsted Inds
 Sr Notes
 03-15-18                               8.13              682,000(d)          679,443
Manitowoc
 02-15-18                               9.50              719,000             744,165
Terex
 Sr Unsecured
 06-01-16                              10.88              625,000             698,438
United Rentals North America
 06-15-16                              10.88            1,000,000           1,087,499
                                                                      ---------------
Total                                                                       3,209,545
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.4%)
West Corp
 10-15-14                               9.50            1,200,000           1,233,000
 10-15-16                              11.00               96,000             101,760
                                                                      ---------------
Total                                                                       1,334,760
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.6%)
AAC Group Holding
 Sr Disc Notes
 10-01-12                              10.25              970,000(d)          977,275
American Achievement
 04-01-12                               8.25            1,000,000(d)        1,002,500
Easton-Bell Sports
 Sr Secured
 12-01-16                               9.75              505,000(d)          532,144
Jarden
 05-01-16                               8.00              280,000             293,300
 05-01-17                               7.50              625,000             633,594
 01-15-20                               7.50              151,000             152,510
Libbey Glass
 Sr Secured
 02-15-15                              10.00              482,000(d)          503,690
Scotts Miracle-Gro
 01-15-18                               7.25              296,000             302,290
Visant
 10-01-12                               7.63            1,070,000           1,072,675
                                                                      ---------------
Total                                                                       5,469,978
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
CPM Holdings
 Sr Secured
 09-01-14                              10.63              385,000(d)          410,025
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ELECTRIC (4.0%)
Aes Dominicana Energia Finance
 12-13-15                              11.00%            $200,000(c,d)       $209,000
Arizona Public Service
 Sr Unsecured
 08-01-16                               6.25              904,000             974,140
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              980,000           1,117,977
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88              500,000             620,937
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38              500,000             415,000
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75              115,000              83,950
 05-15-17                               7.00            1,875,000           1,307,813
Energy Future Holdings
 11-01-17                              10.88            1,000,000(p)          742,500
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              200,000             199,542
Majapahit Holding
 06-28-17                               7.25              562,000(c,d)        596,423
 01-20-20                               7.75            1,100,000(c,d)      1,193,500
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              224,671             230,019
Natl Power
 11-02-16                               6.88              300,000(c,d)        326,904
Nevada Power
 08-01-18                               6.50              720,000             788,332
NiSource Finance
 09-15-17                               5.25              310,000             311,559
NRG Energy
 02-01-16                               7.38            1,600,000           1,587,999
PacifiCorp
 1st Mtge
 09-15-13                               5.45              255,000             279,576
Power Sector Assets & Liabilities Management
 05-27-19                               7.25              410,000(c,d)        443,825
Sierra Pacific Power
 09-01-13                               5.45              500,000             539,685
Sierra Pacific Power
 Series M
 05-15-16                               6.00              415,000             451,132
Texas Competitive Electric Holdings LLC
 Series A
 11-01-15                              10.25            1,000,000(p)          695,000
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25              725,000             503,875
                                                                      ---------------
Total                                                                      13,618,688
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.2%)
AMC Entertainment
 02-01-16                              11.00              237,000             254,479
AMC Entertainment
 Sr Unsecured
 06-01-19                               8.75              528,000             554,400
Equinox Holdings
 Sr Secured
 02-01-16                               9.50            1,274,000(d,p)      1,286,739
Regal Cinemas
 07-15-19                               8.63            1,220,000           1,284,050
Speedway Motorsports
 06-01-16                               8.75              645,000             685,313
                                                                      ---------------
Total                                                                       4,064,981
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.5%)
B&G Foods
 01-15-18                               7.63              685,000             698,700
Bertin Holding Ltda
 Sr Unsecured
 10-05-16                              10.25              220,000(c,d)        245,080
Bumble Bee Foods LLC
 Sr Secured
 12-15-15                               7.75              253,000(d)          255,530
Cerveceria Nacional Dominicana
 03-27-12                              16.00              200,000(c,d)        186,360
Del Monte
 10-15-19                               7.50              595,000(d)          624,006


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Kraft Foods
 Sr Unsecured
 08-11-17                               6.50%            $280,000            $312,915
 02-01-18                               6.13            1,310,000           1,433,651
Marfrig Overseas
 11-16-16                               9.63              120,000(c,d)        126,600
MHP
 Sr Secured
 11-30-11                              10.25              200,000(c,d)        206,000
Pinnacle Foods Finance LLC
 04-01-17                              10.63              399,000             421,943
Pinnacle Foods Finance LLC
 Sr Unsecured
 04-01-15                               9.25              453,000(d)          466,590
US Foodservice
 Sr Notes
 06-30-15                              10.25              301,000(d)          310,783
                                                                      ---------------
Total                                                                       5,288,158
-------------------------------------------------------------------------------------

GAMING (2.1%)
Boyd Gaming
 Sr Sub Notes
 02-01-16                               7.13            1,125,000             939,375
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13              325,000             282,750
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88              855,000(d)          991,800
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13              525,000(d)          589,313
 03-01-18                              11.38              760,000(d,p)        733,400
Pinnacle Entertainment
 06-15-15                               7.50              285,000             246,525
Pokagon Gaming Authority
 Sr Notes
 06-15-14                              10.38            1,511,000(d)        1,586,549
San Pasqual Casino
 09-15-13                               8.00               76,000(d)           72,200
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25              405,000             399,938
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25              615,000             607,313
Shingle Springs Tribal Gaming Authority
 Sr Notes
 06-15-15                               9.38              800,000(d)          664,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00              182,000(d)          172,900
                                                                      ---------------
Total                                                                       7,286,063
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.2%)
Niska Gas Storage LLC/Canada
 Sr Unsecured
 03-15-18                               8.88              566,000(d)          581,123
-------------------------------------------------------------------------------------

GAS PIPELINES (2.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              375,000             394,823
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            3,219,000           3,594,000
Crosstex Energy/Finance
 02-15-18                               8.88              298,000(d)          306,195
El Paso
 Sr Unsecured
 12-12-13                              12.00              320,000             373,600
 06-15-14                               6.88              805,000             821,424
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95              500,000             543,393
Southern Star Central
 Sr Notes
 03-01-16                               6.75              300,000             303,375
TransCapitalInvest for Transneft
 Secured
 03-05-14                               5.67              830,000(c,d)        870,832
 08-07-18                               8.70              400,000(c,d)        479,846
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                               7.00            1,150,000           1,227,856
                                                                      ---------------
Total                                                                       8,915,344
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

HEALTH CARE (2.7%)
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25%            $415,000(d)         $451,313
 11-01-14                              12.38               60,000(d)           65,700
DaVita
 03-15-15                               7.25            1,250,000           1,275,000
HCA
 Secured
 11-15-16                               9.25              950,000           1,009,969
HCA
 Sr Secured
 09-15-20                               7.25            1,000,000(d)        1,015,000
Healthsouth
 02-15-20                               8.13              655,000             655,000
IASIS Healthcare LLC/Capital
 06-15-14                               8.75            1,035,000           1,054,406
Omnicare
 12-15-13                               6.75              705,000             708,525
 12-15-15                               6.88              500,000             490,625
Select Medical
 02-01-15                               7.63            1,655,000           1,576,387
Vanguard Health Holding II
 02-01-18                               8.00            1,033,000(d)        1,007,175
                                                                      ---------------
Total                                                                       9,309,100
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.4%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63            1,135,000           1,208,775
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (3.1%)
Berry Petroleum
 Sr Unsecured
 06-01-14                              10.25              550,000             606,375
Chesapeake Energy
 01-15-16                               6.63              980,000             960,400
Continental Resources
 Sr Notes
 10-01-20                               7.38              212,000(d,m)        213,060
Denbury Resources
 03-01-16                               9.75              715,000             786,500
 02-15-20                               8.25              348,000             370,185
Forest Oil
 02-15-14                               8.50            1,120,000           1,181,600
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75              800,000(d)          790,000
PetroHawk Energy
 07-15-13                               9.13              550,000             574,063
 06-01-15                               7.88              625,000             636,719
Quicksilver Resources
 08-01-15                               8.25              995,000           1,014,900
Range Resources
 05-01-18                               7.25            1,250,000           1,278,124
SandRidge Energy
 06-01-18                               8.00              990,000(d)          940,500
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63              209,000(j)          203,253
Southwestern Energy
 Sr Notes
 02-01-18                               7.50            1,000,000           1,085,000
                                                                      ---------------
Total                                                                      10,640,679
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.5%)
Lukoil Intl Finance
 11-05-19                               7.25            1,100,000(c,d)      1,151,848
TNK-BP Finance
 03-13-18                               7.88              425,000(c,d)        466,438
                                                                      ---------------
Total                                                                       1,618,286
-------------------------------------------------------------------------------------

MEDIA CABLE (1.3%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00            1,000,000(d)        1,062,500
Comcast
 03-15-11                               5.50              750,000             781,616
 07-01-39                               6.55               60,000              62,091
CSC Holdings LLC
 Sr Unsecured
 06-15-15                               8.50              500,000(d)          530,625
DISH DBS
 02-01-16                               7.13              650,000             662,188
Mediacom LLC/Capital
 Sr Notes
 08-15-19                               9.13              410,000(d)          424,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Virgin Media Secured Finance
 Sr Secured
 01-15-18                               6.50%          $1,037,000(c,d)     $1,039,166
                                                                      ---------------
Total                                                                       4,562,536
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.0%)
Clear Channel Worldwide Holdings
 Series B
 12-15-17                               9.25            1,330,000(d)        1,393,174
Intelsat Jackson Holdings
 06-15-16                              11.25              465,000(c)          503,363
 11-01-19                               8.50              280,000(c,d)        293,300
Intelsat Subsidiary Holding
 01-15-15                               8.88              500,000(c,d)        515,000
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00              890,000           1,006,813
Lamar Media
 04-01-14                               9.75              715,000             781,138
News America
 01-09-38                               6.75              450,000             471,942
Nielsen Finance LLC
 08-01-14                              10.00            1,096,000           1,148,060
Reed Elsevier Capital
 08-01-11                               6.75              300,000             320,000
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13              300,000             301,161
                                                                      ---------------
Total                                                                       6,733,951
-------------------------------------------------------------------------------------

METALS (1.6%)
Arch Coal
 08-01-16                               8.75            1,233,000(d)        1,303,898
Consol Energy
 04-01-17                               8.00              561,000(d,m)        577,129
 04-01-20                               8.25              229,000(d,m)        235,870
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               5.27            2,215,369(h,j)      1,761,218
POSCO
 Sr Unsecured
 03-26-14                               8.75              400,000(c,d)        474,641
Severstal Columbus LLC
 Sr Secured
 02-15-18                              10.25              144,000(d)          149,040
United States Steel
 Sr Notes
 04-01-20                               7.38              458,000             455,710
Vedanta Resources
 Sr Unsecured
 07-18-18                               9.50              600,000(c,d)        657,596
                                                                      ---------------
Total                                                                       5,615,102
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.7%)
American General Finance
 Sr Unsecured
 12-15-17                               6.90            2,647,000           2,318,531
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.6%)
CIT Group
 Sr Secured
 05-01-17                               7.00            2,025,000           1,868,062
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88            1,000,000           1,057,500
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88              385,000             415,265
GMAC
 12-01-14                               6.75            1,140,000           1,134,300
 03-15-20                               8.00              858,000(d)          879,450
                                                                      ---------------
Total                                                                       5,354,577
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.6%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50            1,065,000(c,d)      1,075,537
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                               6.21              400,000(c,d)        411,000
Gaz Capital
 Sr Unsecured
 07-31-14                               8.13              380,000(c,d)        426,743
 04-11-18                               8.15              450,000(c,d)        507,375
 03-07-22                               6.51              300,000(c,d)        298,140
 08-16-37                               7.29              300,000(c,d)        301,500


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
OIL FIELD SERVICES (CONT.)
Gazstream
 07-22-13                               5.63%             $24,347(c,d,p)      $25,168
KazMunaiGaz Finance
 01-23-15                              11.75              400,000(c,d)        514,423
 07-02-18                               9.13              850,000(c,d)      1,027,618
McJunkin Red Man
 Sr Secured
 12-15-16                               9.50              772,000(d)          779,720
                                                                      ---------------
Total                                                                       5,367,224
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
Cardtronics
 08-15-13                               9.25            1,169,000           1,209,915
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.6%)
Aquilex Holdings LLC/Finance
 Sr Notes
 12-15-16                              11.13              553,000(d)          595,166
Chart Inds
 10-15-15                               9.13              170,000             170,000
Garda World Security
 Sr Unsecured
 03-15-17                               9.75              695,000(c,d)        712,181
Maxim Crane Works LP
 Sr Secured
 04-15-15                              12.25              542,000(d,m)        543,355
                                                                      ---------------
Total                                                                       2,020,702
-------------------------------------------------------------------------------------

PACKAGING (1.6%)
Ball
 09-01-16                               7.13              145,000             154,063
 09-01-19                               7.38              650,000             684,938
 09-15-20                               6.75              461,000             465,610
Crown Americas LLC/Capital II
 05-15-17                               7.63            1,250,000(d)        1,303,125
Owens-Brockway Glass Container
 05-15-16                               7.38            1,550,000           1,627,499
Silgan Holdings
 Sr Unsecured
 08-15-16                               7.25            1,035,000           1,073,813
                                                                      ---------------
Total                                                                       5,309,048
-------------------------------------------------------------------------------------

PAPER (0.9%)
Boise Cascade LLC
 10-15-14                               7.13              220,000             203,500
Cascades
 Sr Notes
 12-15-17                               7.75            1,300,000(c,d)      1,313,000
Georgia-Pacific LLC
 06-15-15                               7.70              950,000           1,007,000
 05-01-16                               8.25              235,000(d)          256,150
Potlatch
 11-01-19                               7.50              205,000(d)          210,125
                                                                      ---------------
Total                                                                       2,989,775
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals Intl
 06-15-16                               8.38              705,000(d)          736,725
-------------------------------------------------------------------------------------

RAILROADS (--%)
CSX
 Sr Unsecured
 03-15-13                               5.75              100,000             108,555
-------------------------------------------------------------------------------------

RETAILERS (0.8%)
QVC
 Sr Secured
 04-15-17                               7.13              468,000(d)          470,925
 10-01-19                               7.50              560,000(d)          570,500
 10-15-20                               7.38              468,000(d)          470,340
Toys R Us Property I LLC
 07-15-17                              10.75              561,000(d)          628,320
Toys R Us Property II LLC
 Sr Secured
 12-01-17                               8.50              707,000(d)          731,745
                                                                      ---------------
Total                                                                       2,871,830
-------------------------------------------------------------------------------------

TECHNOLOGY (1.2%)
First Data
 09-24-15                               9.88              750,000             646,875
Iron Mountain
 Sr Sub Notes
 08-15-21                               8.38            1,010,000           1,047,875
Sorenson Communications
 Sr Secured
 02-01-15                              10.50              753,000(d)          726,645


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
SS&C Technologies
 12-01-13                              11.75%            $785,000            $833,081
SunGard Data Systems
 08-15-15                              10.25              684,000             719,055
                                                                      ---------------
Total                                                                       3,973,531
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
ERAC USA Finance LLC
 10-15-37                               7.00              755,000(d)          778,362
-------------------------------------------------------------------------------------

WIRELESS (1.4%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75              277,000(d)          301,930
Clearwire Communications LLC/Finance
 Sr Secured
 12-01-15                              12.00              500,000(d)          510,000
Cricket Communications
 Sr Secured
 05-15-16                               7.75              375,000             389,063
Crown Castle Intl
 Sr Unsecured
 11-01-19                               7.13              535,000             543,025
Nextel Communications
 Series D
 08-01-15                               7.38              500,000             475,000
SBA Telecommunications
 08-15-16                               8.00              780,000(d)          820,950
 08-15-19                               8.25              280,000(d)          298,200
Sprint Nextel
 Sr Unsecured
 08-15-17                               8.38              527,000             529,635
US Cellular
 Sr Unsecured
 12-15-33                               6.70              155,000             150,211
Wind Acquisition Finance
 Secured
 07-15-17                              11.75              750,000(c,d)        828,750
                                                                      ---------------
Total                                                                       4,846,764
-------------------------------------------------------------------------------------

WIRELINES (3.9%)
AT&T
 Sr Unsecured
 03-15-11                               6.25                5,000               5,256
 02-15-39                               6.55              930,000             977,655
ITC Deltacom
 Sr Secured
 04-01-16                              10.50              878,000(d,m)        873,610
Level 3 Financing
 02-15-17                               8.75            1,030,000             942,450
New Communications Holdings
 Sr Notes
 04-15-15                               7.88              104,000(d,m)        106,600
 04-15-17                               8.25              260,000(d,m)        262,925
 04-15-20                               8.50              212,000(d,m)        215,180
PAETEC Holding
 06-30-17                               8.88              374,000             384,285
PAETEC Holding
 Sr Secured
 06-30-17                               8.88              349,000(d)          359,906
Qtel Intl Finance
 06-10-19                               7.88              600,000(c,d)        695,197
Qwest
 Sr Unsecured
 06-15-15                               7.63            1,425,000           1,556,813
Telecom Italia Capital
 11-15-13                               5.25              360,000(c)          377,073
TELUS
 Sr Unsecured
 06-01-11                               8.00            1,385,000(c)        1,490,562
tw telecom holdings
 Sr Notes
 03-01-18                               8.00              427,000(d)          434,473
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            1,603,000           1,745,426
Verizon New York
 Sr Unsecured Series B
 04-01-32                               7.38            1,190,000           1,279,279


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 03-15-19                               7.00%          $1,600,000          $1,492,000
                                                                      ---------------
Total                                                                      13,198,690
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $260,741,296)                                                     $282,033,900
-------------------------------------------------------------------------------------



SENIOR LOANS (15.3%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Spirit AeroSystems Holdings
 Tranche B1 Term Loan
 09-30-13                               2.00%            $199,665            $197,357
TransDigm
 Term Loan
 06-23-13                               2.28              500,000             490,695
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                               2.50              121,424             118,920
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                               6.00              125,000             120,834
                                                                      ---------------
Total                                                                         927,806
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
United Airlines
 Tranche B Term Loan
 02-01-14                               2.25              198,566             172,057
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
Chrysler LLC
 1st Lien Term Loan
 TBD                                     TBD              250,000(m,o)        248,750
Cooper-Standard Automotive
 Debtor In Possession
 Tranche A Term Loan
 08-04-10                               8.25               96,429(k)           97,152
Cooper-Standard Automotive
 Debtor In Possession
 Tranche B Term Loan
 08-04-10                               8.25               32,143(k)           32,384
Cooper-Standard Automotive
 Debtor In Possession
 Tranche C Term Loan
 08-04-10                               8.25               32,143(k)           32,384
Delphi Holdings
 Tranche A Term Loan
 10-06-14                               5.28                  183                 163
Delphi Holdings
 Tranche B Term Loan
 10-06-14                               5.28                1,851               1,628
Ford Motor
 Tranche B2 Term Loan
 TBD                                     TBD              174,561(m,o)        167,385
 12-15-13                               3.26              124,687             119,560
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                               2.74                6,125               5,402
Goodyear Engineered Product
 Term Loan
 07-31-14                               2.74               42,766              37,714
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                               2.34              263,297             250,871
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                          6.25-6.26              164,442             164,835
                                                                      ---------------
Total                                                                       1,158,228
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Nuveen Investments
 1st Lien Term Loan
 11-13-14                          3.25-3.32              112,700             103,152
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.1%)
Custom Building Products
 Term Loan
 03-19-15                               5.75              100,000             100,188
Springs Window Fashions LLC
 Tranche B Term Loan
 12-31-12                               3.06              150,000             139,875
                                                                      ---------------
Total                                                                         240,063
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

CHEMICALS (1.5%)
Ashland
 Tranche B Term Loan
 05-13-14                               4.65%             $39,156             $39,506
Brenntag Holding
 2nd Lien Term Loan
 06-23-15                               4.25              125,000(c)          121,875
Brenntag Holding
 Acquisition Term Loan
 01-20-14                          2.00-2.14               39,032(c)           38,056
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                               2.00              159,861(c)          157,463
Celanese US Holdings LLC
 Credit Linked Deposit
 04-02-14                          0.23-1.75              525,455             514,767
CF Inds Holdings Bridge
 Term Loan
 TBD                                     TBD            2,000,000(m,o)      2,000,000
Chemtura
 Debtor In Possession
 Term Loan
 02-11-11                               6.00              325,000(k)          326,625
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               4.06              131,256             123,606
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               4.06               58,000              54,620
Hexion Specialty Chemicals
 Tranche C5 Term Loan
 05-05-13                               4.06               97,500              91,348
Huntsman Intl LLC
 Tranche B Term Loan
 04-21-14                               2.00              184,011             176,306
Huntsman Intl LLC
 Tranche C Term Loan
 06-30-16                               2.51              148,500             142,931
Kraton Polymers LLC
 Term Loan
 05-12-13                               2.25               65,344              62,800
Lyondell Chemical
 Debtor In Possession
 Term Loan
 TBD                                     TBD                8,913(k,m,o)        9,222
 06-03-10                         5.80-13.00               44,530(k)           46,816
Lyondell Chemical
 Term Loan
 TBD                                     TBD              150,000(m,o)        151,454
Lyondell Chemical
 Tranche B2 Term Loan
 12-22-14                               7.00               72,359              56,440
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               2.54              155,791             146,444
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                               6.04              125,000             116,146
Nalco
 Term Loan
 05-13-16                               6.50              174,125             175,649
PQ
 1st Lien Term Loan
 07-30-14                               3.50               73,875              67,637
Rockwood Specialties Group
 Tranche H Term Loan
 05-15-14                               6.00              125,000             125,666
Solutia
 Term Loan
 03-17-17                               4.75              275,000             277,252
Univar
 Tranche B Term Loan
 10-10-14                               3.25              557,245             535,535
                                                                      ---------------
Total                                                                       5,558,164
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.4%)
Bucyrus Intl
 Tranche C Term Loan
 02-19-16                               4.50              250,000             252,250
Flowserve
 Term Loan
 08-10-12                               1.81              614,327             607,158


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSTRUCTION MACHINERY (CONT.)
Manitowoc
 Tranche B Term Loan
 TBD                                     TBD             $350,000(m,o)       $345,625
 11-06-14                               7.50%              69,431              69,493
                                                                      ---------------
Total                                                                       1,274,526
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.1%)
ServiceMaster
 Delayed Draw
 Term Loan
 07-24-14                               2.75               20,377              19,511
ServiceMaster
 Term Loan
 07-24-14                          2.73-2.76              204,623             195,927
                                                                      ---------------
Total                                                                         215,438
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Amscan Holdings
 Term Loan
 05-27-13                               2.53              160,865             153,224
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                               2.51               16,417              14,016
Fender Musical Instruments
 Term Loan
 06-09-14                               2.55               32,500              27,747
Jarden
 Tranche B1 Term Loan
 01-24-12                               2.04               79,155              78,914
Jarden
 Tranche B4 Term Loan
 01-26-15                               3.54              301,268             301,969
Prestige Brands
 Tranche B Term Loan
 03-17-16                               4.75               75,000              74,860
                                                                      ---------------
Total                                                                         650,730
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
Contech Construction Products
 Term Loan
 01-31-13                               2.24              363,269             328,304
Mueller Water Products
 Tranche B Term Loan
 05-24-14                          5.25-5.29                9,708               9,717
N.E.W. Holdings I LLC
 Secured Term Loan
 03-23-16                               6.00              300,000             298,563
Rexnord LLC/RBS Global
 Tranche B2 Term Loan
 07-19-13                               2.50              159,148             149,731
Sensus Metering Systems
 Tranche B3 Term Loan
 06-03-13                               7.00              223,875             224,435
                                                                      ---------------
Total                                                                       1,010,750
-------------------------------------------------------------------------------------

ELECTRIC (0.8%)
AES
 Term Loan
 08-10-11                          3.25-3.33              225,000             223,173
Boston Generating LLC
 1st Lien Revolving Credit Term Loan
 12-20-13                          0.17-2.38                9,769               8,206
Boston Generating LLC
 1st Lien Synthetic Letter of Credit
 12-20-13                          0.17-2.38               34,891              29,308
Boston Generating LLC
 Tranche B 1st Lien Term Loan
 12-20-13                               2.54              152,974             128,499
Covanta Energy
 Letter of Credit
 02-10-14                               1.50              198,557             191,856
Covanta Energy
 Term Loan
 02-10-14                               1.75              392,229             378,991
Dynegy Holdings
 Letter of Credit
 04-02-13                               4.00              416,262             409,345
Dynegy Holdings
 Tranche B Term Loan
 04-02-13                               4.00               18,626              18,316
FirstLight Power Resources
 Synthetic Letter of Credit
 11-01-13                               0.16                3,512               3,278
FirstLight Power Resources
 Tranche B 1st Lien Term Loan
 11-01-13                               2.81               34,108              31,834


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Great Point Power
 Delayed Draw Term Loan
 TBD                                     TBD             $100,000(m,o)       $100,000
NRG Energy
 Credit Linked Deposit
 02-01-13                               0.19%             160,950             157,559
NRG Energy
 Term Loan
 02-01-13                          2.00-2.04              244,970             239,808
RRI Energy
 Letter of Credit
 06-30-14                          0.23-1.75               50,000              47,175
Texas Competitive Electric Holdings LLC
 Tranche B2 Term Loan
 10-10-14                          3.73-3.79              492,143             403,764
TPF Generation Holdings LLC
 1st Lien Synthetic Letter of Credit
 12-15-13                               2.10               61,739              59,578
TPF Generation Holdings LLC
 1st Lien Term Loan
 12-15-13                               2.29              159,772             154,180
TPF Generation Holdings LLC
 Synthetic Revolver Term Loan
 12-15-11                          0.19-2.10               19,354              18,677
USPF Holdings LLC
 Term Loan
 04-11-14                               2.00               84,075              83,129
                                                                      ---------------
Total                                                                       2,686,676
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
24 Hour Fitness Worldwide
 Tranche B Term Loan
 06-08-12                          2.75-2.76               97,964              97,475
AMC Entertainment
 Term Loan
 01-28-13                               2.00              102,104              99,503
Carmike Cinemas
 Term Loan
 01-27-16                               5.50              200,000             199,892
Cedar Fair
 Tranche B Term Loan
 TBD                                     TBD              175,000(m,o)        175,110
Cinemark USA
 Extended Term Loan
 04-30-16                          3.48-3.52              200,000             199,150
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                               5.75              200,000             118,250
Hit Entertainment
 Term Loan
 03-20-12                               2.50              354,652             328,231
Regal Cinemas
 Term Loan
 10-27-13                               3.79              525,341             527,310
Six Flags Theme Parks
 Tranche B Term Loan
 TBD                                     TBD              325,000(m,o)        321,750
Universal City Development Partners
 Term Loan
 11-06-14                               6.50               75,000              75,656
                                                                      ---------------
Total                                                                       2,142,327
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Synagro Technologies
 1st Lien Term Loan
 04-02-14                          2.23-2.25              200,000             176,626
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.7%)
Aramark
 Letter of Credit
 01-26-14                               2.03               21,597              21,135
Aramark
 Term Loan
 01-26-14                               2.13              328,403             321,378
Constellation Brands
 Tranche B Term Loan
 06-05-13                               1.75              413,483             411,193
 06-05-15                               3.00              203,984             206,126
Dean Foods
 Tranche B Term Loan
 04-02-14                               1.68              448,670             440,630
Dole Food
 Tranche B1 Term Loan
 03-02-17                          5.00-5.50               28,235              28,509


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Dole Food
 Tranche C1 Term Loan
 03-02-17                          5.00-5.50%             $70,129             $70,809
Fresh Start Bakeries
 Tranche B Term Loan
 09-29-13                          2.50-4.50              383,401             368,065
Michael Foods
 Tranche B Term Loan
 05-01-14                               6.50               91,697              92,183
Pierre Foods
 Term Loan
 03-03-16                               7.00              100,000             100,332
Wm Wrigley Jr
 Tranche B1 Term Loan
 12-17-12                               3.06               50,000              50,301
Wm Wrigley Jr
 Tranche B2 Term Loan
 10-06-14                               3.31               50,000              50,292
Wm. Bolthouse Farms
 1st Lien Term Loan
 02-11-16                               5.50              100,000             100,499
Wm. Bolthouse Farms
 2nd Lien Term Loan
 08-11-16                               9.50              200,000             201,312
                                                                      ---------------
Total                                                                       2,462,764
-------------------------------------------------------------------------------------

GAMING (0.6%)
Ameristar Casinos
 Term Loan
 11-10-12                               3.50              311,835             311,445
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-18-13                               4.48              238,829             219,424
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-13                               4.49              288,855             265,385
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                               4.49               25,000              19,438
Golden Nugget
 2nd Lien Term Loan
 12-31-14                               3.50               50,000              19,000
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                               7.00               74,775(b,l)         80,196
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                               3.51              300,000              18,600
Harrah's Operating
 Tranche B1 Term Loan
 01-28-15                               3.25              300,000             258,126
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                               1.81               30,643              29,877
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                               1.81              110,428             107,667
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                               1.81               84,041              81,940
Venetian Casino Resort
 Delayed Draw Term Loan
 05-23-14                               2.05               57,520              52,543
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                               2.05              265,180             242,234
Wembly
 Term Loan
 07-18-11                               4.75              262,900             185,344
                                                                      ---------------
Total                                                                       1,891,219
-------------------------------------------------------------------------------------

GAS PIPELINES (0.2%)
Calumet Lubricants LP
 Credit Linked Deposit
 01-03-15                          0.10-4.00               14,368              13,245
Calumet Lubricants LP
 Term Loan
 01-03-15                               4.25              106,677              98,343
CGGVeritas
 Tranche B1 Term Loan
 01-12-14                          3.29-3.57              311,693(c)          307,018
Coffeyville Resources LLC
 Tranche D Term Loan
 12-30-13                               8.50               50,905              51,505


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Targa Resources
 Term Loan
 07-05-16                               6.00%            $100,000            $100,359
                                                                      ---------------
Total                                                                         570,470
-------------------------------------------------------------------------------------

HEALTH CARE (1.6%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          2.00-2.01              100,000              91,500
Alliance HealthCare Services
 Term Loan
 06-01-16                               5.50              124,688             124,376
AMN Healthcare
 Tranche B Term Loan
 12-23-13                               6.25               75,000              74,063
Ardent Medical Services
 Term Loan
 09-15-15                               6.50              200,000             197,626
Biomet
 Term Loan
 03-25-15                          3.25-3.28              246,218             242,020
Capella Healthcare
 1st Lien Term Loan
 02-28-15                               5.75              122,813             122,198
Carestream Health
 1st Lien Term Loan
 04-30-13                               2.25              520,770             498,403
Caris Diagnostics
 Term Loan
 01-29-16                               7.25              100,000              98,500
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               12,157(m,o)         11,845
 07-25-14                               2.50               16,682              16,255
Community Health Systems
 Term Loan
 TBD                                     TBD              236,777(m,o)        230,334
 07-25-14                               2.50              326,382             317,501
DaVita
 Tranche B1 Term Loan
 10-05-12                          1.73-1.80              280,893             276,360
Emdeon Business Services LLC
 1st Lien Term Loan
 11-18-13                               2.30              167,856             164,499
HCA
 Tranche A1 Term Loan
 11-16-12                               1.79              187,614             181,752
HCA
 Tranche B1 Term Loan
 11-18-13                               2.54              324,432             316,195
Health Management Associates
 Tranche B Term Loan
 02-28-14                               2.04              483,673             468,171
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                               2.25              469,793             450,856
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                          0.15-2.10              127,186             122,059
Inverness Medical
 1st Lien Term Loan
 06-26-14                               2.23               48,750              47,084
Inverness Medical
 2nd Lien Term Loan
 06-26-15                               4.50              500,000             490,315
Natl Mentor Holdings
 Letter of Credit
 06-29-13                               2.15                7,161               6,623
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                               2.30              115,741             107,060
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                               2.54              513,056             506,801
Select Medical
 Tranche B Term Loan
 02-24-12                               2.25               52,723              50,851
Select Medical
 Tranche B1 Term Loan
 08-22-14                               4.00              150,000             146,438
Vanguard Health Holding II LLC
 Term Loan
 01-29-16                               5.00              300,000             300,429
                                                                      ---------------
Total                                                                       5,660,114
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

INDEPENDENT ENERGY (0.1%)
Riverside Energy Center
 Term Loan
 06-24-11                               4.50%            $128,394            $127,752
Rocky Mountain Energy Center LLC
 Credit Linked Deposit
 06-24-11                          0.15-4.35               12,737              12,674
Rocky Mountain Energy Center LLC
 Term Loan
 06-24-11                               4.50               49,968              49,718
Venoco
 2nd Lien Term Loan
 05-07-14                               4.25              150,000             142,032
                                                                      ---------------
Total                                                                         332,176
-------------------------------------------------------------------------------------

MEDIA CABLE (0.7%)
Cequel Communications LLC
 Term Loan
 11-05-13                               2.25              213,090             207,311
CSC Holdings LLC
 Incremental B2 Term Loan
 03-29-16                               1.98              364,780             364,572
Discovery Communications Holding LLC
 Tranche C Term Loan
 05-14-14                               5.25              272,938             274,985
Mediacom Communications
 Tranche D2 Term Loan
 01-31-15                               1.99              356,793             344,412
NTL Telewest
 Tranche B10 Term Loan
 09-03-12                               3.75              665,549(c)          661,668
Telesat
 Term Loan I
 10-31-14                               3.25               90,283              88,873
Telesat
 Term Loan II
 10-31-14                               3.25                7,755               7,633
UPC Broadband Holding
 Tranche T Term Loan
 12-30-16                               3.93              250,000             246,063
Weather Channel
 Term Loan
 09-14-15                               5.00              100,000             101,063
Wide Open West Finance LLC
 Tranche A Term Loan
 06-30-14                          6.74-6.77              125,000             125,313
                                                                      ---------------
Total                                                                       2,421,893
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.8%)
CanWest Mediaworks
 Tranche D Term Loan
 07-10-14                               4.25               49,125(c)           46,577
Cengage Learning Acquisitions
 Term Loan
 07-03-14                               2.79              550,138             484,523
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                               2.00               51,486              45,908
Clear Channel Communications
 Tranche B Term Loan
 01-29-16                               3.90              475,000             384,071
CMP Susquehanna
 Term Loan
 05-05-13                               2.25              250,000             210,375
Cumulus Media
 Term Loan
 06-11-14                               4.24              104,157              93,351
CW Media Holdings
 Tranche B Term Loan
 02-16-15                          3.29-5.25              195,500(c)          183,770
Deluxe Communications
 Tranche A Credit Linked Deposit
 05-11-13                          0.19-6.06               13,924              12,566
Deluxe Communications
 Tranche B Term Loan
 05-11-13                               6.25              226,826             204,711
Deluxe Communications
 Tranche C Term Loan
 05-11-13                               6.25               23,798              21,478
Emmis Operating
 Tranche B Term Loan
 11-01-13                          4.25-4.29              224,437             193,465
GateHouse Media
 Term Loan
 08-28-14                               2.49              698,528             334,860


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Gray Television
 Tranche B Term Loan
 12-31-14                               3.75%            $117,916            $113,578
Intelsat Jackson Holdings
 Term Loan
 02-01-14                          2.73-3.23              625,000             562,813
Intelsat
 Tranche B2A Term Loan
 01-03-14                               2.73              162,093             157,616
Intelsat
 Tranche B2B Term Loan
 01-03-14                               2.73              162,044             157,568
Intelsat
 Tranche B2C Term Loan
 01-03-14                               2.73              162,044             157,568
Lodgenet Entertainment
 Term Loan
 04-04-14                               2.30              238,568             224,254
MediaNews Group
 Tranche C Term Loan
 08-02-13                               4.73              163,676              77,419
Newsday LLC
 Term Loan
 08-01-13                               6.50               25,000              25,156
Nielsen Finance LLC
 Tranche B Term Loan
 05-01-16                               3.98              249,372             244,591
Penton Media
 1st Lien Term Loan
 08-01-14                               5.00              486,187             354,917
Quebecor Media
 Tranche B Term Loan
 01-17-13                               2.25              119,769             116,701
Revolution Studios
 Tranche B Term Loan
 12-21-14                               4.00              271,589             247,146
Sinclair Television Group
 Tranche B Term Loan
 10-29-15                               6.50              150,000             151,782
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                               2.05              369,984             337,610
Tribune Company
 Tranche B Term Loan
 06-04-14                               5.25               98,750(b,l)         62,953
Tribune Company
 Tranche X Term Loan
 06-04-09                               0.00               17,067(b,l)         10,624
Univision Communications
 Term Loan
 09-29-14                               2.54              800,000             712,031
World Color Press and World Color
 Term Loan
 07-23-12                               9.00              199,278             201,021
Zuffa LLC Incremental Term Loan
 06-19-15                               7.50              149,625             150,373
Zuffa LLC
 Term Loan
 06-19-15                               2.31               74,375              70,526
                                                                      ---------------
Total                                                                       6,351,902
-------------------------------------------------------------------------------------

METALS (0.2%)
Aleris Intl
 Pay-in-Kind
 Debtor In Possession
 Term Loan
 05-13-10                              12.50              128,204(j,k)         56,730
Aleris Intl
 Term Loan
 TBA                                     TBA               56,749(m,o)         57,494
 05-13-10                              13.00               51,980              52,663
Aleris Intl
 Tranche B1 Term Loan
 12-19-13                               4.25               59,257(b,l)            296
Aleris Intl
 Tranche C1 Term Loan
 12-19-13                               0.00               82,187(b,l)         46,024
John Maneely
 Term Loan
 12-09-13                               3.50               97,797              92,767
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.25               18,448              17,571


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
METALS (CONT.)
Novelis
 Term Loan
 07-06-14                               2.25%             $91,597(c)          $88,547
 07-06-14                          2.25-2.30              201,522             194,812
                                                                      ---------------
Total                                                                         606,904
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.5%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.00            1,650,000           1,565,025
Dresser
 Tranche B Term Loan
 05-04-14                               2.50              175,000             167,937
                                                                      ---------------
Total                                                                       1,732,962
-------------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
ATI Schools
 Tranche B Term Loan
 12-30-14                               8.25               75,000              72,875
-------------------------------------------------------------------------------------

OTHER UTILITY (--%)
BRSP LLC
 Term Loan
 06-04-14                               7.50               97,676              97,676
-------------------------------------------------------------------------------------

PACKAGING (0.5%)
Anchor Glass Container
 1st Lien Term Loan
 03-02-16                               6.00               75,000              74,719
Berry Plastics Holding
 Tranche C Term Loan
 04-03-15                               2.26              500,000             469,655
BWay
 Tranche B Term Loan
 07-17-13                               2.06              156,429             155,256
Consolidated Container LLC
 2nd Lien Term Loan
 TBD                                     TBD              350,000(m,o)        308,875
Graham Packaging LP
 Tranche B Term Loan
 10-07-11                               2.50               33,989              33,769
Graham Packaging LP
 Tranche C Term Loan
 04-05-14                               6.75              321,156             324,246
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                               3.00              395,643             394,013
Reynolds Group Holdings
 Term Loan
 11-05-15                               6.25               75,000              75,687
                                                                      ---------------
Total                                                                       1,836,220
-------------------------------------------------------------------------------------

PAPER (0.5%)
Domtar
 Tranche B Term Loan
 03-07-14                               1.61              322,246(c)          319,471
Georgia-Pacific LLC
 Tranche B Term Loan
 12-23-12                               2.29              227,876             226,388
Georgia-Pacific LLC
 Tranche C Term Loan
 12-23-14                               3.50              141,243             141,918
Smurfit-Stone Container Enterprises
 Letter of Credit
 11-01-10                               4.50               53,021              52,671
Smurfit-Stone Container Enterprises
 Term Loan
 TBA                                     TBA              350,000(m,o,v)      350,088
 11-02-09                          0.20-5.00               87,614              87,034
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                               2.50              324,306             322,162
Smurfit-Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                               2.50              113,730             112,979
Smurfit-Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                               2.50               34,386              34,158
                                                                      ---------------
Total                                                                       1,646,869
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Catalent Pharma Solutions
 Term Loan
 04-10-14                               2.50              664,176             624,326
Warner Chilcott LLC
 Tranche A Term Loan
 10-30-14                               5.50               33,898(c)           33,928


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
PHARMACEUTICALS (CONT.)
Warner Chilcott LLC
 Tranche B1 Term Loan
 04-30-15                               5.75%             $16,949(c)          $16,975
Warner Chilcott LLC
 Tranche B2 Term Loan
 04-30-15                               5.75               37,288(c)           37,346
                                                                      ---------------
Total                                                                         712,575
-------------------------------------------------------------------------------------

REFINING (0.1%)
Big West Oil LLC
 Term Loan
 TBD                                     TBD               75,000(m,o)         75,812
Western Refining
 Term Loan
 05-30-14                              10.75              126,717             121,738
Wynnewood Refining
 Term Loan
 09-30-14                              11.75               73,125(s)           65,813
                                                                      ---------------
Total                                                                         263,363
-------------------------------------------------------------------------------------

RESTAURANTS (0.2%)
Arby's Restaurant Group
 Term Loan
 07-25-12                               7.25              237,435             238,798
Buffets
 2nd Lien Letter of Credit
 05-01-13                               7.60              275,823             270,306
Buffets
 2nd Lien Term Loan
 05-01-13                              17.75              127,962             125,403
Dennys
 Credit Linked Deposit
 03-31-12                          0.25-2.00              100,000              98,000
                                                                      ---------------
Total                                                                         732,507
-------------------------------------------------------------------------------------

RETAILERS (1.0%)
Claire's Stores
 Tranche B Term Loan
 05-29-14                               3.04              488,491             429,735
David's Bridal
 Term Loan
 01-31-14                          2.25-2.29              521,190             499,038
Dollar General
 Tranche B1 Term Loan
 07-07-14                          2.99-3.00               64,349              63,603
General Nutrition Centers
 Term Loan
 09-16-13                          2.49-2.54              193,835             187,375
Gregg Appliances
 Term Loan
 07-25-13                               2.25               22,085              21,423
Michaels Stores
 Tranche B2 Term Loan
 07-31-16                          4.75-4.81              224,420             218,201
Neiman Marcus Group
 Term Loan
 04-06-13                          2.23-2.25              200,000             189,288
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                               2.25              237,982             221,324
PETCO Animal Supplies
 Term Loan
 10-26-13                          2.50-2.54              150,000             147,329
Pilot Travel Centers LLC
 Tranche B Term Loan
 TBD                                     TBD              100,000(m,o)        100,767
Rent-A-Center
 Tranche B Term Loan
 06-30-12                          1.98-2.01              303,073             297,012
 03-31-15                               3.27               55,208              54,794
Rite Aid
 Tranche 4 Term Loan
 06-10-15                               9.50              350,000             365,313
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                               2.50              138,738             136,549
Sports Authority
 Term Loan
 05-03-13                          2.50-4.00              448,384             405,787
The Pantry
 Term Loan
 05-15-14                               2.00              148,733             141,297
                                                                      ---------------
Total                                                                       3,478,835
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

SUPERMARKETS (0.1%)
Supervalu
 Advance A Term Loan
 06-02-11                               1.17%             $50,000             $49,593
Supervalu
 Advance B Term Loan
 06-02-12                               1.50              138,376             137,791
                                                                      ---------------
Total                                                                         187,384
-------------------------------------------------------------------------------------

TECHNOLOGY (0.5%)
Asurion
 1st Lien Term Loan
 07-03-14                          3.23-3.25               99,750              98,504
Brocade Communications Systems
 Term Loan
 10-07-13                               7.00              295,173             297,142
Fidelity Natl Information Services
 Tranche C Term Loan
 01-18-12                               4.48                2,231               2,247
Freescale Semiconductor
 Term Loan
 12-01-16                               4.48              233,492             218,997
Infor Enterprise Solutions Holdings
 Delayed Draw Term Loan
 07-30-12                               6.00               85,658              82,612
Infor Enterprise Solutions Holdings
 Term Loan
 07-30-12                               4.00              164,171             158,333
Intergraph
 Incremental B1 Term Loan
 05-29-14                               6.00               75,000              75,070
Lender Processing Services
 Tranche B Term Loan
 07-01-14                               2.75              278,560             279,605
Metavante
 Term Loan
 11-03-14                               3.50               32,484              32,687
Sabre
 Term Loan
 TBD                                     TBD              250,000(m,o)        232,742
 09-30-14                               2.25              297,268             276,747
Spansion LLC
 Term Loan
 02-09-15                               7.75               50,000              50,375
Verint Systems
 Term Loan
 05-25-14                               3.54               23,282              22,060
                                                                      ---------------
Total                                                                       1,827,121
-------------------------------------------------------------------------------------

TEXTILE (0.1%)
Hanesbrands
 Term Loan
 12-10-15                               5.25              100,000             101,056
Levi Strauss & Co
 Term Loan
 03-27-14                               2.50              100,000              92,938
William Carter
 Term Loan
 07-14-12                               1.75               73,287              72,463
                                                                      ---------------
Total                                                                         266,457
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 12-21-12                               0.27              125,971             124,377
Hertz
 Tranche B Term Loan
 12-21-12                          1.98-2.00               84,458              83,389
                                                                      ---------------
Total                                                                         207,766
-------------------------------------------------------------------------------------

WIRELESS (0.2%)
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                               1.75               52,435              51,446
Hawaiian Telecom Communications
 Tranche C Term Loan
 05-30-14                               4.75               28,767              23,531
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                               2.50              326,471             318,989
Ntelos
 Advance B Term Loan
 08-07-15                               5.75              124,688             125,519
                                                                      ---------------
Total                                                                         519,485
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

WIRELINES (0.6%)
Alaska Communications Systems Holdings
 Term Loan
 02-01-12                               2.04%            $398,120            $387,669
FairPoint Communications
 Tranche B Term Loan
 03-31-15                               0.00            1,206,000             991,260
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                          1.99-2.04              500,000             497,345
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                               2.00              221,836             218,546
                                                                      ---------------
Total                                                                       2,094,820
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $52,728,485)                                                       $52,290,900
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (--%)
Delphi Corp.                                                 1(b)             $18,417
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
First Horizon National Corp.                                --(b,t)                 3
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Buffets Restaurants Holdings, Inc.                       1,852(b)               5,556
-------------------------------------------------------------------------------------

IT SERVICES (--%)
Advanstar Communications, Inc.                             315(b)               3,504
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $33,471)                                                               $27,480
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
OTHER INDUSTRY
Cumulus Media, Inc., Class A Warrants                      692(b,s)            $2,248
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                    $2,248
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              9,882,377(u)          $9,882,377
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,882,377)                                                         $9,882,377
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (1.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     4,754,635             $4,754,635
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $4,754,635)                                                         $4,754,635
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $328,140,264)(w)                                                  $348,991,540
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY COUNTRY

The following table represents the portfolio investments of the Fund by county as a percentage of net assets at March 31, 2010.

                                                    PERCENTAGE OF
COUNTRY                                               NET ASSETS
-----------------------------------------------------------------
Argentina                                                 0.6%
Australia                                                 2.5%
Bermuda                                                   0.4%
Brazil                                                    2.1%
Canada                                                    4.0%
Cayman Islands                                            0.5%
Chile                                                     0.2%
Colombia                                                  1.0%
Dominican Republic                                        0.2%
El Salvador                                               0.5%
France                                                    0.1%
Germany                                                   0.7%
Indonesia                                                 1.9%
Iraq                                                      0.1%
Italy                                                     0.1%
Kazakhstan                                                0.3%
Luxembourg                                                1.1%
Mexico                                                    1.9%
Netherlands                                               1.1%
Norway                                                    1.2%
Panama                                                     --%
Peru                                                      0.6%
Philippine Islands                                        0.9%
Poland                                                    0.4%
Qatar                                                     0.4%
Russia                                                    1.5%
South Korea                                               0.3%
Supra-National                                            0.7%
Sweden                                                    1.1%
Turkey                                                    1.8%
Ukraine                                                   0.1%
United Arab Emirates                                      0.2%
United Kingdom                                            1.8%
Uruguay                                                   0.6%
Venezuela                                                 1.4%
-----------------------------------------------------------------

Total Foreign Securities                                 32.3%
-----------------------------------------------------------------

United States                                            69.8%
-----------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Long Bond, 20-year          19         $2,206,375    June 2010         $(29,122)
U.S. Treasury Note, 2-
  year                         (177)       (38,400,704)   July 2010           90,030
U.S. Treasury Note, 10-
  year                          (64)        (7,440,000)   June 2010           72,904
U.S. Treasury Ultra
  Bond, 30-year                 126         15,116,062    June 2010         (200,494)
------------------------------------------------------------------------------------
Total                                                                       $(66,682)
------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2010



                           CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
April 6, 2010                     1,217,766              98,712         $147              $--
                               Mexican Peso         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    2,781,000           2,728,059           --          (10,163)
                            Canadian Dollar         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    5,023,000           6,793,854        8,959               --
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28 2010                        35,000              47,149           --             (127)
                     European Monetary Unit         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    4,343,000           4,103,463           --          (16,459)
                                Swiss Franc         U.S. Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    2,714,945           2,976,000        9,065               --
                                U.S. Dollar   Australian Dollar
---------------------------------------------------------------------------------------------
April 28, 2010                    4,157,876         377,927,000           --         (114,658)
                                U.S. Dollar        Japanese Yen
---------------------------------------------------------------------------------------------
April 28, 2010                    6,823,862          40,762,000       29,590               --
                                U.S. Dollar     Norwegian Krone
---------------------------------------------------------------------------------------------
Total                                                                $47,761        $(141,407)
---------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 32.34% of net assets.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $76,720,611 or 22.44% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(i) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l)  This position is in bankruptcy.

(m) At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,081,668. See Note 2 to the financial statements.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
36  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(o) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(q) At March 31, 2010, investments in securities included securities valued at $520,490 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     FGIC  -- Financial Guaranty Insurance Company


(s)  Identifies issues considered to be illiquid as to their marketability (See
     Note 2 to the financial statements). The aggregate value of such securities at March 31, 2010 was $68,061, representing less than 0.02% of net assets. Information concerning such security holdings at March 31, 2010 was as follows:

                                          ACQUISITION
     SECURITY                                DATES          COST
     ------------------------------------------------------------
     Cumulus Media, Inc., Class A
       Warrants                             11-05-09          $--
     Wynnewood Refining
       Term Loan                            10-14-09       65,708


(t)  Represents fractional shares.

(u) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(v) At March 31, 2010, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                      UNFUNDED
     BORROWER                                        COMMITMENT
     ----------------------------------------------------------
     Smurfit-Stone Container Enterprises              $346,500




--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

(w) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $328,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $24,299,000
     Unrealized depreciation                          (3,447,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $20,852,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
38  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                 FAIR VALUE AT MARCH 31, 2010
                               ----------------------------------------------------------------
                                    LEVEL 1           LEVEL 2
                                 QUOTED PRICES         OTHER          LEVEL 3
                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations & Agencies                $--       $86,009,419     $1,065,974      $87,075,393
  U.S. Government
    Obligations & Agencies         12,233,088         9,058,428             --       21,291,516
  Asset-Backed Securities                  --           478,046             --          478,046
  Commercial Mortgage-
    Backed Securities                      --         7,541,826             --        7,541,826
  Residential Mortgage-
    Backed Securities                      --         6,567,591             --        6,567,591
  Corporate Debt Securities
    Automotive                             --         1,497,545            214        1,497,759
    Banking                                --         2,212,467        357,269        2,569,736
    Food and Beverage                      --         5,101,798        186,360        5,288,158
    All Other Industries(a)                --       149,723,875             --      149,723,875
-----------------------------------------------------------------------------------------------
Total Bonds                        12,233,088       268,190,995      1,609,817      282,033,900
-----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Auto Components                        --            18,417             --           18,417
    IT Services                            --             3,504             --            3,504
    All Other Industries(a)             5,559                --             --            5,559
  Other
    Other Industry                         --             2,248             --            2,248
-----------------------------------------------------------------------------------------------
Total Equity Securities                 5,559            24,169             --           29,728
-----------------------------------------------------------------------------------------------
Other
  Senior Loans
    Chemicals                              --         5,442,018        116,146        5,558,164
    Food and Beverage                      --         2,370,581         92,183        2,462,764
    Metals                                 --           560,880         46,024          606,904
    Refining                               --           197,550         65,813          263,363
    All Other Industries(a)                --        43,399,705             --       43,399,705
  Affiliated Money Market
    Fund(b)                         9,882,377                --             --        9,882,377
  Investments of Cash
    Collateral Received for
    Securities on Loan(c)           4,754,635                --             --        4,754,635
-----------------------------------------------------------------------------------------------
Total Other                        14,637,012        51,970,734        320,166       66,927,912
-----------------------------------------------------------------------------------------------
Investments in Securities          26,875,659       320,185,898      1,929,983      348,991,540
Other Financial
  Instruments(d)                      (66,682)          (93,646)            --         (160,328)
-----------------------------------------------------------------------------------------------
Total                             $26,808,977      $320,092,252     $1,929,983     $348,831,212
-----------------------------------------------------------------------------------------------


(a) Industry classifications are identified in the Portfolio of Investments.


--------------------------------------------------------------------------------
40  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(b) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                            FOREIGN GOVERNMENT
                               OBLIGATIONS &      CORPORATE DEBT     SENIOR
                                 AGENCIES           SECURITIES        LOANS        TOTAL
------------------------------------------------------------------------------------------
Balance as of Sept. 30,
  2009                          $1,077,337           $169,000       $249,266    $1,495,603
  Accrued
    discounts/premiums              19,958               (647)         5,654        24,965
  Realized gain (loss)              13,617                 69            436        14,122
  Change in unrealized
    appreciation
    (depreciation)*                  9,123             26,580          6,951        42,654
  Net purchases (sales)            (54,061)           348,841         57,859       352,639
  Transfers in and/or
    out of Level 3                      --                 --             --            --
------------------------------------------------------------------------------------------
Balance as of March 31,
  2010                          $1,065,974           $543,843       $320,166    $1,929,983
------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $36,584, which is comprised of Foreign Government Obligations & Agencies $9,123, Corporate Debt Securities $20,441 and Senior Loans $7,020.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  41

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $313,503,252)             $334,354,528
  Affiliated money market fund (identified cost $9,882,377)           9,882,377
  Investments of cash collateral received for securities on loan
    (identified cost $4,754,635)                                      4,754,635
-------------------------------------------------------------------------------
Total investments in securities (identified cost $328,140,264)      348,991,540
Foreign currency holdings (identified cost $330,394)                    332,069
Capital shares receivable                                               860,400
Dividends and accrued interest receivable                             5,217,075
Receivable for investment securities sold                             3,072,113
Variation margin receivable on futures contracts                         71,500
Unrealized appreciation on forward foreign currency contracts            47,761
-------------------------------------------------------------------------------
Total assets                                                        358,592,458
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                           1,994
Dividends payable to shareholders                                       408,549
Capital shares payable                                                  454,574
Payable for investment securities purchased                          10,699,403
Payable upon return of securities loaned                              4,754,635
Unrealized depreciation on forward foreign currency contracts           141,407
Accrued investment management services fees                               5,073
Accrued distribution fees                                               142,171
Accrued transfer agency fees                                              1,134
Accrued administrative services fees                                        654
Accrued plan administration services fees                                    91
Other accrued expenses                                                   73,746
-------------------------------------------------------------------------------
Total liabilities                                                    16,683,431
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $341,909,027
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    348,395
Additional paid-in capital                                          327,547,783
Undistributed net investment income                                      77,303
Accumulated net realized gain (loss)                                 (6,761,308)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         20,696,854
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $341,909,027
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 10,763,926
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
42  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $296,718,222           30,234,154                       $9.81
Class B          $ 26,704,402            2,720,532                       $9.82
Class C          $ 18,023,735            1,837,667                       $9.81
Class R2         $      5,270                  537                       $9.81
Class R3         $      5,270                  537                       $9.81
Class R4         $    189,259               19,294                       $9.81
Class R5         $    262,869               26,780                       $9.82
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.30. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  43

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                            11,242,922
Income distributions from affiliated money market fund                   7,962
Income from securities lending -- net                                   14,073
  Less foreign taxes withheld                                          (21,240)
------------------------------------------------------------------------------
Total income                                                        11,243,717
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    868,394
Distribution fees
  Class A                                                              346,387
  Class B                                                              128,651
  Class C                                                               78,978
  Class R2                                                                  13
  Class R3                                                                   7
Transfer agency fees
  Class A                                                              169,201
  Class B                                                               16,872
  Class C                                                                9,909
  Class R2                                                                   2
  Class R3                                                                   2
  Class R4                                                                  38
  Class R5                                                                  37
Administrative services fees                                           111,631
Plan administration services fees
  Class R2                                                                   7
  Class R3                                                                   7
  Class R4                                                                 188
Compensation of board members                                            4,842
Custodian fees                                                          34,400
Printing and postage                                                    41,469
Registration fees                                                       49,915
Professional fees                                                       12,847
Other                                                                   16,966
------------------------------------------------------------------------------
Total expenses                                                       1,890,763
------------------------------------------------------------------------------
Investment income (loss) -- net                                      9,352,954
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
44  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 6,774,784
  Foreign currency transactions                                        326,326
  Futures contracts                                                 (1,218,717)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              5,882,393
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 1,751,886
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                7,634,279
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $16,987,233
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                     MARCH 31, 2010      YEAR ENDED
                                                                        (UNAUDITED)  SEPT. 30, 2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  9,352,954    $ 12,399,408
Net realized gain (loss) on investments                                   5,882,393     (11,382,698)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      1,751,886      34,872,367
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          16,987,233      35,889,077
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (8,662,664)    (10,424,678)
    Class B                                                                (708,152)     (1,122,318)
    Class C                                                                (431,362)       (410,442)
    Class R2                                                                   (151)           (267)
    Class R3                                                                   (157)           (279)
    Class R4                                                                 (4,653)           (793)
    Class R5                                                                 (4,592)           (296)
  Net realized gain
    Class A                                                                      --        (245,703)
    Class B                                                                      --         (29,726)
    Class C                                                                      --          (9,677)
    Class R2                                                                     --              (8)
    Class R3                                                                     --              (8)
    Class R4                                                                     --              (8)
    Class R5                                                                     --              (8)
---------------------------------------------------------------------------------------------------
Total distributions                                                      (9,811,731)    (12,244,211)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
46  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                     MARCH 31, 2010      YEAR ENDED
                                                                        (UNAUDITED)  SEPT. 30, 2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 63,705,509    $144,803,885
  Class B shares                                                          4,329,718      15,610,233
  Class C shares                                                          5,142,220       8,277,241
  Class R4 shares                                                           194,015          68,867
  Class R5 shares                                                           249,274              --
Reinvestment of distributions at net asset value
  Class A shares                                                          7,807,333       9,173,037
  Class B shares                                                            627,337       1,019,611
  Class C shares                                                            343,872         341,747
  Class R4 shares                                                             4,321             443
  Class R5 shares                                                             4,086              --
Conversions from Class B to Class A
  Class A shares                                                                 99       4,264,765
  Class B shares                                                                (99)     (4,264,765)
Payments for redemptions
  Class A shares                                                        (36,218,881)    (71,294,338)
  Class B shares                                                         (4,526,604)     (7,360,890)
  Class C shares                                                         (1,153,462)     (2,181,930)
  Class R4 shares                                                           (80,765)         (8,675)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        40,427,973      98,449,231
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  47,603,475     122,094,097
Net assets at beginning of period                                       294,305,552     172,211,455
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $341,909,027    $294,305,552
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     77,303    $    536,080
---------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                               YEAR ENDED SEPT. 30,
CLASS A                                            SIX MONTHS ENDED      -------------------------------
PER SHARE                                           MARCH 31, 2010        2009        2008       2007(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.60            $8.93       $9.84       $9.99
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .29              .55         .46         .18
Net gains (losses) (both realized and
  unrealized)                                              .22              .66        (.91)       (.15)
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .51             1.21        (.45)        .03
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.30)            (.52)       (.46)       (.18)
Distributions from realized gains                           --             (.02)       (.00)(b)      --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.30)            (.54)       (.46)       (.18)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81            $9.60       $8.93       $9.84
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.42%           14.60%      (4.74%)       .40%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.09%(d)         1.13%       1.13%       1.27%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.09%(d)         1.13%       1.13%       1.16%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.96%(d)         6.40%       4.83%       5.12%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $297             $255        $148        $112
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%        137%         70%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
48  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                               YEAR ENDED SEPT. 30,
CLASS B                                            SIX MONTHS ENDED      -------------------------------
PER SHARE                                           MARCH 31, 2010        2009        2008       2007(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.60            $8.93       $9.84       $9.99
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .25              .48         .38         .16
Net gains (losses) (both realized and
  unrealized)                                              .23              .66        (.90)       (.15)
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.14        (.52)        .01
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.26)            (.45)       (.39)       (.16)
Distributions from realized gains                           --             (.02)       (.00)(b)      --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.26)            (.47)       (.39)       (.16)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.82            $9.60       $8.93       $9.84
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.13%           13.74%      (5.47%)       .13%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.85%(d)         1.89%       1.90%       2.09%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.85%(d)         1.89%       1.90%       1.92%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.21%(d)         5.65%       4.04%       4.42%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $27              $26         $18          $7
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%        137%         70%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                               YEAR ENDED SEPT. 30,
CLASS C                                            SIX MONTHS ENDED      -------------------------------
PER SHARE                                           MARCH 31, 2010        2009        2008       2007(a)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.59            $8.92       $9.84       $9.99
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .25              .48         .38         .15
Net gains (losses) (both realized and
  unrealized)                                              .23              .66        (.91)       (.15)
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .48             1.14        (.53)        .00
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.26)            (.45)       (.39)       (.15)
Distributions from realized gains                           --             (.02)       (.00)(b)      --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.26)            (.47)       (.39)       (.15)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81            $9.59       $8.92       $9.84
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.14%           13.76%      (5.57%)       .10%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.84%(d)         1.87%       1.90%       2.06%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.84%(d)         1.87%       1.90%       1.92%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.20%(d)         5.64%       4.06%       4.21%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18              $13          $6          $2
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%        137%         70%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
50  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           Year ended Sept.
                                                                                 30,
CLASS R2                                           SIX MONTHS ENDED      -------------------
PER SHARE                                           MARCH 31, 2010        2009       2008(g)
                                                      (Unaudited)
Net asset value, beginning of period                     $9.60            $8.93        $9.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .27              .51          .08
Net gains (losses) (both realized and
  unrealized)                                              .22              .67         (.42)
--------------------------------------------------------------------------------------------
Total from investment operations                           .49             1.18         (.34)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.28)            (.49)        (.05)
Distributions from realized gains                           --             (.02)          --
--------------------------------------------------------------------------------------------
Total distributions                                       (.28)            (.51)        (.05)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81            $9.60        $8.93
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.19%           14.22%       (3.64%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.56%(d)         1.58%        1.63%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.56%(d)         1.47%        1.63%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             5.49%(d)         6.07%        4.49%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%         137%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  51

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                           Year ended Sept.
                                                                                 30,
CLASS R3                                           SIX MONTHS ENDED      -------------------
PER SHARE                                           MARCH 31, 2010        2009       2008(g)
                                                      (Unaudited)
Net asset value, beginning of period                     $9.60            $8.93        $9.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .28              .54          .08
Net gains (losses) (both realized and
  unrealized)                                              .22              .66         (.41)
--------------------------------------------------------------------------------------------
Total from investment operations                           .50             1.20         (.33)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.29)            (.51)        (.06)
Distributions from realized gains                           --             (.02)          --
--------------------------------------------------------------------------------------------
Total distributions                                       (.29)            (.53)        (.06)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81            $9.60        $8.93
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.31%           14.51%       (3.59%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.33%(d)         1.32%        1.36%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.33%(d)         1.21%        1.36%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             5.72%(d)         6.32%        4.75%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%         137%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
52  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           Year ended Sept.
                                                                                 30,
CLASS R4                                           SIX MONTHS ENDED      -------------------
PER SHARE                                           MARCH 31, 2010        2009       2008(g)
                                                      (Unaudited)
Net asset value, beginning of period                     $9.60            $8.93        $9.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .29              .57          .08
Net gains (losses) (both realized and
  unrealized)                                              .22              .65         (.41)
--------------------------------------------------------------------------------------------
Total from investment operations                           .51             1.22         (.33)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.30)            (.53)        (.06)
Distributions from realized gains                           --             (.02)          --
--------------------------------------------------------------------------------------------
Total distributions                                       (.30)            (.55)        (.06)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81            $9.60        $8.93
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.46%           14.81%       (3.56%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
  waiver/reimbursement                                   1.03%(d)          .99%        1.12%(d)
--------------------------------------------------------------------------------------------
Net expenses after expense
  waiver/reimbursement(e)                                1.03%(d)          .95%        1.12%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             5.98%(d)         6.45%        4.88%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%         137%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                           Year ended Sept.
                                                                                 30,
CLASS R5                                           SIX MONTHS ENDED      -------------------
PER SHARE                                           MARCH 31, 2010        2009       2008(g)
                                                      (Unaudited)
Net asset value, beginning of period                     $9.60            $8.93        $9.32
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .30              .57          .09
Net gains (losses) (both realized and
  unrealized)                                              .23              .66         (.41)
--------------------------------------------------------------------------------------------
Total from investment operations                           .53             1.23         (.32)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.31)            (.54)        (.07)
Distributions from realized gains                           --             (.02)          --
--------------------------------------------------------------------------------------------
Total distributions                                       (.31)            (.56)        (.07)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.82            $9.60        $8.93
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.70%           14.95%       (3.51%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                            .79%(d)          .82%         .88%(d)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             6.18%(d)         6.72%        5.21%(d)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                                 47%             143%         137%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 46% for the six months ended March 31, 2010, and 112% and 82% for the years ended Sept. 30, 2009 and 2008, respectively.
(g) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
54  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

RiverSource Strategic Income Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in high yield bonds, emerging markets bonds, bank loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund offers Class A, Class B, Class C, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At March 31, 2010, RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager) owned 100% of Class R2 and Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market

--------------------------------------------------------------------------------
56  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2010, foreign currency holdings consisted of multiple denominations.

ILLIQUID SECURITIES
At March 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2010 was $68,061 representing 0.02% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

INVESTMENTS IN LOANS
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2010, the Fund has outstanding when-issued securities of $8,445,632 and other forward-commitments of $636,036.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the Portfolio of Investments. At March 31, 2010, the Fund has entered into unfunded loan commitments of $346,500.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
58  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the

--------------------------------------------------------------------------------
60  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $47,761   currency contracts    $141,407
-------------------------------------------------------------------------------------------
Interest rate                                         Net assets --
  contracts                                           unrealized
                                                      depreciation on
                     N/A                        N/A   investments             66,682*
-------------------------------------------------------------------------------------------
Total                                       $47,761                         $208,089
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------
                                     FORWARD
                                     FOREIGN
                                     CURRENCY
RISK EXPOSURE CATEGORY              CONTRACTS    FUTURES       TOTAL
-----------------------------------------------------------------------------
Foreign exchange contracts           $251,485  $        --  $   251,485
-----------------------------------------------------------------------------
Interest rate contracts                    --   (1,218,717) $(1,218,717)
-----------------------------------------------------------------------------
Total                                $251,485  $(1,218,717) $  (967,232)
-----------------------------------------------------------------------------




   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                        RECOGNIZED IN INCOME
--------------------------------------------------------------------
                                      FORWARD
                                      FOREIGN
                                      CURRENCY
RISK EXPOSURE CATEGORY               CONTRACTS   FUTURES     TOTAL
--------------------------------------------------------------------------
Foreign exchange contracts           $(204,730) $      --  $(204,730)
--------------------------------------------------------------------------
Interest rate contracts                     --   (363,789) $(363,789)
--------------------------------------------------------------------------
Total                                $(204,730) $(363,789) $(568,519)
--------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $27.5 million at March 31, 2010. The monthly average gross notional amount for these contracts was $19.9 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was $17.3 million and $45.8 million, respectively, at March 31, 2010. The monthly average gross notional contract amount for long and short contracts was $21.1 million and $68.4 million, respectively, for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net

--------------------------------------------------------------------------------
62  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


assets that declines from 0.55% to 0.475% as the Fund's net assets increase. The management fee for the six months ended March 31, 2010 was 0.55% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended March 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were $1,274.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at the annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,272,000 and $118,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end sand CDSCs, received by the Distributor for distributing Fund shares were $374,930 for Class A, $4,654 for Class B and $1,283 for Class C for the six months ended March 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses

* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Distributors, Inc.

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64  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.13%
Class B..............................................  1.89
Class C..............................................  1.88
Class R2.............................................  1.58
Class R3.............................................  1.33
Class R4.............................................  1.08
Class R5.............................................  0.83


For the six months ended March 31, 2010, the waiver was not invoked because the Fund's expenses were below the cap.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $184,850,801 and $144,887,403, respectively, for the six months ended March 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS A
Sold                                       6,584,946       17,012,975
Converted from Class B*                           10          462,049
Reinvested distributions                     806,605        1,071,413
Redeemed                                  (3,740,283)      (8,557,743)
-----------------------------------------------------------------------
Net increase (decrease)                    3,651,278        9,988,694
-----------------------------------------------------------------------

CLASS B
Sold                                         446,796        1,853,491
Reinvested distributions                      64,823          120,063
Converted to Class A*                            (10)        (462,049)
Redeemed                                    (467,921)        (871,359)
-----------------------------------------------------------------------
Net increase (decrease)                       43,688          640,146
-----------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 2010   SEPT. 30, 2009
-----------------------------------------------------------------------
CLASS C
Sold                                         531,907          958,837
Reinvested distributions                      35,556           39,918
Redeemed                                    (119,106)        (260,117)
-----------------------------------------------------------------------
Net increase (decrease)                      448,357          738,638
-----------------------------------------------------------------------

CLASS R4
Sold                                          20,076            7,526
Reinvested distributions                         447               47
Redeemed                                      (8,353)            (986)
-----------------------------------------------------------------------
Net increase (decrease)                       12,170            6,587
-----------------------------------------------------------------------

CLASS R5
Sold                                          25,822               --
Reinvested distributions                         421               --
-----------------------------------------------------------------------
Net increase (decrease)                       26,243               --
-----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities valued at $10,763,926 were on loan, secured by U.S. government securities valued at $6,156,859 and by cash collateral of $4,754,635 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the

--------------------------------------------------------------------------------
66  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $14,073 earned from securities lending for the six months ended March 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $92,472,983 and $88,893,107, respectively, for the six months ended March 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $631,381 at Sept. 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, the Fund had a post-October loss of $10,705,520 that is treated for income tax purposes as occurring on Oct. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There

--------------------------------------------------------------------------------
68  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


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      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into

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70  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT  71

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
72  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(RIVERSOURCE INVESTMENTS LOGO)  rights reserved.                                                   S-6288 D (5/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategic Allocation Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2010